As filed with the Securities and Exchange Commission on August 24, 2021

File No. 333-258150

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

ABERDEEN FUNDS

(Exact Name of Registrant as Specified in Charter)

1900 Market Street, Suite 200

Philadelphia, PA 19103

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 866-667-9231

Lucia Sitar, Esq.

c/o Aberdeen Standard Investments Inc.

1900 Market Street, Suite 200

Philadelphia, PA 19103

(Name and Address of Agent for Service)

Copy to:

Thomas C. Bogle, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006-1110

It is proposed that this registration statement will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

ABERDEEN INVESTMENT FUNDS

Aberdeen International Sustainable Leaders Fund

Aberdeen Global Equity Impact Fund

Aberdeen Global High Income Fund

1900 Market Street, Suite 200

Philadelphia, Pennsylvania 19103

IMPORTANT SHAREHOLDER INFORMATION

Enclosed is a notice, combined proxy statement/prospectus (the “Proxy Statement/Prospectus”), and proxy card(s) for a Special Meeting of Shareholders (the “Meeting”) of the Aberdeen International Sustainable Leaders Fund, Aberdeen Global Equity Impact Fund and Aberdeen Global High Income Fund (each, an “AIF Fund” or “a Target Fund,” and collectively, the “Target Funds”), each a series of Aberdeen Investment Funds, a Massachusetts business trust. The Meeting is scheduled for September 23, 2021, at 1:00 p.m., Eastern Time and will be held in a virtual meeting format. At the Meeting, shareholders of each Target Fund will be asked (i) to consider and vote upon an Agreement and Plan of Reorganization (a “Reorganization Agreement”), which contemplates the reorganization of the Target Fund into a corresponding series of Aberdeen Funds, a Delaware statutory trust, of the same name (each an “Aberdeen Fund” or “Acquiring Fund” and collectively, “the Acquiring Funds”); and (ii) to act upon such other matters as may properly come before the Meeting. Each Reorganization Agreement provides that the Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the Target Fund in complete liquidation and dissolution of the Target Fund (a “Reorganization”).

Background

Aberdeen Standard Investments Inc. (“ASII”), the investment adviser to the Target Funds and the Acquiring Funds (together, the “Funds”), has informed the Board that each Reorganization would allow shareholders of the Target Funds to benefit from economies of scale able to be realized by being shareholders of the Acquiring Funds, which are series within a larger trust with common service providers and certain shared trust-wide expenses. As a result, ASII recommended to the Board, and the Board concluded, that it is in the best interest of shareholders of each Target Fund to present shareholders with the choice to approve the Reorganization.

In response to ASII’s recommendations, the Board considered various alternatives, including the continued operation of each Target Fund.

Each Reorganization Agreement provides that the Target Fund will transfer all of its assets and liabilities to it corresponding Acquiring Fund in exchange for shares of certain classes of the corresponding Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the Target Fund in complete liquidation and dissolution of the Target Fund. The following table sets forth each Target Fund and its classes of shares and each corresponding Acquiring Fund and its classes of shares involved in the Reorganizations:

Target Funds	Acquiring Funds
(series of Aberdeen Investment Funds)	(series of Aberdeen Funds)

Aberdeen International Sustainable Leaders Fund	Aberdeen International Sustainable Leaders Fund
Class A	Class A
Institutional Class	Institutional Class

Aberdeen Global Equity Impact Fund	Aberdeen Global Equity Impact Fund
Class A	Class A
Institutional Class	Institutional Class

Aberdeen Global High Income Fund	Aberdeen Global High Income Fund
Class A	Class A
Institutional Class	Institutional Class

Investment Objectives, Strategies and Policies

The investment objective of each Target Fund and its corresponding Acquiring Fund are the same. If shareholders of a Target Fund do not approve the Reorganization, the Board will consider other alternatives for that Target Fund.

The Aberdeen International Sustainable Leaders Fund and the Aberdeen Global Equity Impact Fund each seek long-term growth of capital. The Aberdeen Global High Income Fund seeks to maximize total return, principally through a high level of current income, and secondarily through capital appreciation. The investment objective of each Fund is non-fundamental, which means it may be changed by the applicable Board of Trustees without shareholder approval.

The principal investment strategies of each Target Fund and corresponding Acquiring Fund are the same.

If the shareholders of a Target Fund approve a Reorganization, ASII will manage the Acquiring Fund, following the completion of the Reorganization, pursuant to the investment objective and investment strategies of the corresponding Acquiring Fund, which are the same as the investment objective and investment strategies of the Target Fund.

Same Value of Shares, Tax-Free Transaction and No Sales Charges

The Acquiring Fund shares you receive in a Reorganization will have the same total dollar value as the total dollar value of the Target Fund shares that you held immediately prior to the Reorganization. Target Fund shares will be exchanged for the corresponding class of Acquiring Fund shares in a manner intended to be tax free under federal tax laws (although there can be no assurances that the Internal Revenue Service will deem the exchanges to be tax free). No front-end or contingent deferred sales load will be charged as a result of a Reorganization.

Please note that when calculating the dollar value of your shares with respect to a Reorganization, the net asset value of a Target Fund share will be determined in accordance with the procedures described in the Acquiring Funds’ Prospectus and Statement of Additional Information and in accordance with the Acquiring Funds’ valuation procedures. These procedures are the same as those used by the Target Funds.

Level of Services and Expenses

Each Reorganization is not expected to result in a change in the level or quality of services that Target Fund shareholders currently receive.

The management fees paid by the Aberdeen International Sustainable Leaders Fund and the Aberdeen Global Equity Impact Fund are higher than those paid by the corresponding Acquiring Funds at each breakpoint in the management fee rate. The management fees paid by the Aberdeen Global High Income Fund are the same as those paid by the corresponding Acquiring Fund at each breakpoint in the management fee rate. As a result, no Target Fund shareholder will pay a higher management fee as a result of the Reorganizations. Each Fund is currently subject to a contractual expense limitation, pursuant to which ASII has agreed to limit operating expenses, excluding certain expenses. The current net operating expense ratio for each class of the Aberdeen International Sustainable Leaders Fund and the Aberdeen Global Equity Impact Fund (i.e., operating expense ratio after taking into account the applicable contractual expense limitation) is higher than the pro forma net operating expense ratio for the corresponding class of the corresponding Acquiring Fund. The current net operating expense ratio for each class of the Aberdeen Global High Income Fund is the same as the pro forma net operating expense ratio for the corresponding class of the corresponding Acquiring Fund. Each Target Fund’s contractual expense limitation is currently scheduled to automatically terminate no later than February 28, 2022. Each Acquiring Fund’s contractual expense limitation is currently scheduled to automatically terminate no later than February 28, 2023, and there is no assurance that ASII will agree to renew the contractual expense limitations. In addition, the current gross operating expense ratio for each class of each Target Fund (i.e., operating expense ratio before taking into account waivers and reimbursements) is higher than the current gross operating expense ratio for the corresponding class of the corresponding Acquiring Fund.

ASII or its affiliates will bear costs arising in connection with each Reorganization including, but not limited to, proxy preparation and proxy solicitation costs, printing costs, legal fees and costs of the Reorganization. Shareholders will continue to pay brokerage or trading expenses, including those related to securities sold following the Reorganization.

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Details of each Reorganization are included in Proposal 1 of the Proxy Statement/Prospectus. Please carefully review the enclosed materials where you will find information on the expenses, investment policies and services relating to each Acquiring Fund.

Purchases and Redemptions of Target Funds

Target Funds shareholders may redeem shares of the applicable Target Fund in the ordinary course until the last business day before the closing of the Reorganization, as described in the Funds’ Prospectus. Purchase and redemption requests received after closing of the Reorganization (if approved) should be directed to the corresponding Acquiring Fund, in accordance with its prospectus.

Recommendation of the Board

At a meeting of the Board of Trustees of Aberdeen Investment Funds on June 21, 2021, the Board of Trustees of Aberdeen Investment Funds considered each Reorganization on behalf of the applicable Target Fund and unanimously approved the Reorganization. The Board of Trustees believes that it is in the best interest of shareholders of each Target Fund to present shareholders with the choice to approve the Reorganization.

For the reasons summarized in the Proxy Statement/Prospectus, the Board of Trustees of Aberdeen Investment Funds unanimously recommends that you consider voting FOR the Reorganization(s).

Whether or not you plan to virtually attend the Meeting, please take a few minutes to read the enclosed materials and cast your vote promptly. To cast your vote, simply complete the proxy card(s) enclosed in this package. Be sure to sign and date the card(s) before mailing them in the postage-paid envelope. You also may vote your shares by touch-tone telephone or through the Internet. Simply call the toll-free number or visit the web site indicated on your proxy card(s) and follow the recorded or online instructions.

Your vote is extremely important, no matter how large or small your holdings may be. It is important that your vote be received by the date of the Meeting.

You may revoke your proxy at any time before it is exercised by delivering a duly executed proxy bearing a later date or by attending and voting at the Meeting.

If you have any questions before you vote, please call AST Fund Solutions LLC, the Target Funds’ proxy agent, toll-free at (800) 431-9643, Monday through Friday, 9 a.m. to 10 p.m., Eastern Time. You may also receive a telephone call from one of AST Fund Solutions LLC’s proxy solicitation agents or an officer of Aberdeen Investment Funds asking you to vote your shares. Thank you for your participation in this important initiative.

VOTING

We encourage you to review the enclosed materials carefully. As a shareholder, your vote is important, and we hope that you will respond today to ensure that your shares will be represented at the Meeting. You may authorize your proxy or vote in one of the following ways:

•	By calling us toll-free at the telephone number listed on the enclosed proxy card;

•	By Internet at the website address listed on the enclosed proxy card;

•	By returning the enclosed proxy card in the postage-paid envelope; or

•	By attending and participating in the Meeting online.

As always, we appreciate your support.

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ABERDEEN INVESTMENT FUNDS

Aberdeen International Sustainable Leaders Fund

Aberdeen Global Equity Impact Fund

Aberdeen Global High Income Fund

1900 Market Street, Suite 200

Philadelphia, Pennsylvania 19103

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

To be held on September 23, 2021

Dear Shareholder:

Notice is hereby given that a Joint Special Meeting of Shareholders (the “Meeting”) of the Aberdeen International Sustainable Leaders Fund, the Aberdeen Global Equity Impact Fund and the Aberdeen Global High Income Fund (each a “Target Fund” and collectively, the “Target Funds”), each a series of Aberdeen Investment Funds, a Massachusetts business trust, will be held in a virtual meeting format on September 23, 2021, at 1:00 p.m., Eastern Time, for the purpose of considering and voting on the following proposals (the “Proposals”):

1.	Agreement and Plans of Reorganization (each, a “Reorganization Agreement”), which contemplate:

(a)	The reorganization of the Aberdeen International Sustainable Leaders Fund into Aberdeen International Sustainable Leaders Fund, a series of Aberdeen Funds, a Delaware statutory trust (an “Acquiring Fund”), and provides that the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the Target Fund in complete liquidation and dissolution of the Target Fund (a “Reorganization”).

(b)	The reorganization of the Aberdeen Global Equity Impact Fund into Aberdeen Global Equity Impact Fund, a series of Aberdeen Funds, a Delaware statutory trust (an “Acquiring Fund”), and provides that the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the Target Fund in complete liquidation and dissolution of the Target Fund (a “Reorganization”).

(c)	The reorganization of the Aberdeen Global High Income Fund into Aberdeen Global High Income Fund, a series of Aberdeen Funds, a Delaware statutory trust (an “Acquiring Fund”), and provides that the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the Target Fund in complete liquidation and dissolution of the Target Fund (a “Reorganization”).

2.	To act upon such other matters as may properly come before the Meeting.

The Proposals are described in the attached combined proxy statement/prospectus (the “Proxy Statement/Prospectus”).

At a meeting of the Board of Trustees of Aberdeen Investment Funds on June 21, 2021, the Board of Trustees of Aberdeen Investment Funds considered each Reorganization on behalf of each Target Fund and unanimously approved each Reorganization. The Board of Trustees believes that it is in the best interest of shareholders to present shareholders with the choice to approve each Reorganization.

The Board of Trustees of Aberdeen Investment Funds unanimously recommends that you consider voting FOR the Reorganization(s).

The enclosed materials provide additional information about the Proposals. Shareholders of record of each Target Fund as of the close of business on August 2, 2021 (the “Record Date”), are entitled to notice of and to vote at the Meeting and at any adjournments or postponements thereof. Whether or not you plan to attend the Meeting, please vote your shares. The notice and related proxy materials are being mailed to shareholders on or about August 24, 2021.

The Questions and Answers below are provided to assist you in understanding the Proposals.

The Meeting will be a completely virtual meeting of shareholders, which will be conducted solely online via live webcast. To participate in the Meeting, shareholders must register in advance.  If you wish to attend the Meeting, please send an email to attendameeting@astfinancial.com].  Please put “ABERDEEN FUNDS SEPTEMBER 23RD SPECIAL MEETING OF SHAREHOLDERS” in the subject line. This request must be received before 1:00 p.m. Eastern time on September 21, 2021.  A registration link will be sent back to you. There is no physical location for the Meeting.

Shareholders whose shares are registered directly with a Target Fund in the shareholder’s name will be asked to submit their name and control number found on the shareholder’s proxy card in order to register to participate in and electronically vote at the Meeting.

We will admit to the Meeting (1) all shareholders of record on the Record Date, (2) persons holding proof of beneficial ownership at the Record Date, such as a letter or account statement from the person’s broker, (3) persons who have been granted proxies, and (4) such other persons that we, in our sole discretion, may elect to admit. Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly-issued control number. We note that obtaining a legal proxy may take several days and must be received by the scheduled time for commencement of the Special Meeting.

If you do not expect to attend the Meeting, please complete, date, sign and return the enclosed proxy card(s) in the enclosed postage-paid envelope or authorize your proxy by telephone or through the Internet.

By order of the Board of Trustees of the Aberdeen Investment Funds,

Megan Kennedy

Vice President and Assistant Secretary, Aberdeen Investment Funds

Whether or not you plan to attend the Meeting, it is important that your shares be represented and voted at the Meeting. Accordingly, please date, sign and return the appropriate enclosed proxy card(s) promptly or authorize your proxy by telephone or through the Internet. No postage is required if mailed in the United States. It is important that you vote your shares promptly in order to avoid the additional expense of further solicitation.

August 24, 2021

Philadelphia, Pennsylvania

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YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES OF A TARGET FUND YOU OWN.

PLEASE FILL OUT AND RETURN EACH PROXY CARD PROMPTLY. SHAREHOLDERS ARE INVITED TO ATTEND THE MEETING ONLINE. ANY SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING ONLINE IS URGED TO REVIEW THE ENCLOSED MATERIALS AND FOLLOW THE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED PROXY CARD(S).

TO AVOID ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE ASK FOR YOUR COOPERATION IN VOTING YOUR PROXY PROMPTLY, NO MATTER HOW LARGE OR SMALL YOUR HOLDINGS MAY BE.

It is important that you vote even if you sold your shares after the Record Date.

Please indicate your voting instructions on the enclosed proxy card(s), sign and date the card(s), and return the card(s) in the envelope provided. If you sign, date and return the enclosed proxy card(s) but give no voting instructions, your shares will be voted “FOR” the Proposals described in the Proxy Statement/Prospectus.

As an alternative to using the enclosed proxy card(s) to vote, you may authorize your proxy via the Internet or by telephone. To authorize your proxy via the Internet, please access the website listed on the enclosed proxy card(s). To authorize your proxy by telephone, please call the toll-free number listed on the enclosed proxy card(s). Shares that are registered in your name, as well as shares held in “street name” through a broker, may be voted via the Internet or by telephone. To vote in this manner, you will need the “control” number(s) that appear on your enclosed proxy card(s). If we do not receive your completed enclosed proxy card(s), you may be contacted by our proxy solicitor, AST Fund Solutions LLC.

Unless the enclosed proxy cards submitted by corporations and partnerships are signed by the appropriate persons indicated in the voting instructions on the enclosed proxy cards, they will not be voted.

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QUESTIONS AND ANSWERS

IMPORTANT INFORMATION TO HELP YOU

UNDERSTAND AND VOTE ON THE PROPOSALS

While we strongly encourage you to read the full text of the enclosed combined proxy statement/prospectus (the “Proxy Statement/Prospectus”), we are also providing you with a brief overview of the subjects of the shareholder vote. Your vote is important.

Q.        What are shareholders of each Target Fund being asked to vote upon?

A.        The shareholders of each Target Fund are being asked to vote on an Agreement and Plan of Reorganization (a “Reorganization Agreement”), which contemplates the reorganization of the Target Fund into a corresponding series of Aberdeen Funds, a Delaware statutory trust, of the same name (each an “Aberdeen Fund” or “Acquiring Fund” and collectively, “the Acquiring Funds”). Each Reorganization Agreement provides that the Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the Target Fund in complete liquidation and dissolution of the Target Fund (a “Reorganization”).

Proposal 1(a) is the Reorganization of the Aberdeen International Sustainable Leaders Fund into the corresponding Acquiring Fund; Proposal 1(b) is the Reorganization of the Aberdeen Global Equity Impact Fund into the corresponding Acquiring Fund; Proposal 1(c) is the Reorganization of the Aberdeen Global High Income Fund into the corresponding Acquiring Fund.

Q.        Why are you sending me this information?

A.        You are receiving the Proxy Statement/Prospectus because you own shares in at least one of the Target Funds and have the right to vote on the very important Proposals concerning your investment.

Q.        Why has each Reorganization of the Target Fund into the Acquiring Fund been recommended?

A.        On June 21, 2021, the Board of Trustees of the Target Funds (the “Target Funds Board”), met to consider Aberdeen Standard Investments Inc.’s (“ASII”), the investment adviser to the Target Funds and the Acquiring Funds, proposal to reorganize the Target Funds, in light of the discontinuation of the Total Return Bond Fund, another series of the Trust. The Target Fund Board considered a number of factors, including (i) ASII’s belief that the Reorganizations would allow shareholders of the Target Funds to benefit from economies of scale able to be realized by being shareholders of the Acquiring Funds, which are series within a larger trust with common service providers and certain shared trust-wide expenses, (ii) the anticipated tax-free nature of each Reorganization for federal income tax purposes, (iii) the relative fees and expenses of each Target Fund (including the fact that that the total expense ratio of Aberdeen International Sustainable Leaders Fund and Aberdeen Global Equity Impact Fund is higher than that of each corresponding Acquiring Fund, respectively); and (iv) the fact that shareholders of the Target Fund can redeem their shares daily.

Q.        How is the Target Fund proposed to be reorganized?

The Reorganization of each Target Fund into the corresponding Acquiring Fund will be pursuant to a Reorganization Agreement, each of which contemplates:

•	the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate value equal to the assets and liabilities of the Target Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund;

•	the distribution to each shareholder of each class of Target Fund shares of the corresponding class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the class of the Target Fund held by that shareholder on the closing date of the reorganization; and

•	the subsequent complete liquidation and dissolution of the Target Fund.

Each Reorganization Agreement has been approved by the Target Funds Board with respect to the Target Funds and the Board of Trustees of Aberdeen Funds (the “Acquiring Funds Board” and together with the Target Funds Board, the “Boards”) with respect to the Acquiring Funds. The Reorganization Agreement contemplates the Reorganization of each Target Fund and its share classes into each Acquiring Fund and its share classes as set out below:

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Target Funds	Acquiring Funds
(series of Aberdeen Investment Funds)	(series of Aberdeen Funds)

Aberdeen International Sustainable Leaders Fund	Aberdeen International Sustainable Leaders Fund
Class A	Class A
Institutional Class	Institutional Class

Aberdeen Global Equity Impact Fund	Aberdeen Global Equity Impact Fund
Class A	Class A
Institutional Class	Institutional Class

Aberdeen Global High Income Fund	Aberdeen Global High Income Fund
Class A	Class A
Institutional Class	Institutional Class

Target Fund shareholders who do not wish to have their Target Fund shares exchanged for shares of the Acquiring Fund as part of a Reorganization may redeem their shares prior to the completion of the Reorganization. If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Each Reorganization Agreement is subject to certain closing conditions and termination rights, including each Board’s right to terminate the Reorganization Agreement if it subsequently determines that proceeding with the Reorganization is inadvisable for the Target Fund or the Acquiring Fund, as applicable.

Q.        What is the anticipated timing of each Reorganization?

A.        The Meeting is scheduled to occur on or about September 23, 2021. If the Reorganization is approved by shareholders, the Reorganization will likely take place on or about October 22, 2021.

Q.        Are there any significant differences between the investment objectives and investment strategies and policies of the Target Funds and the Acquiring Funds?

A.        No. The investment objectives and investment strategies and policies of each Target Fund and the corresponding Acquiring Fund are the same.

Q.        Are there any significant differences in the annual fund operating expenses of the Target Fund and Acquiring Fund?

A.        No. Each Fund is currently subject to a contractual expense limitation, pursuant to which ASII has agreed to limit operating expenses, excluding certain expenses. The current net operating expense ratio for each class of the Aberdeen International Sustainable Leaders Fund and the Aberdeen Global Equity Impact Fund (i.e., operating expense ratio after taking into account the applicable contractual expense limitation) is higher than the pro forma net operating expense ratio for the corresponding class of the corresponding Acquiring Fund. The current net operating expense ratio for each class of the Aberdeen Global High Income Fund is the same as the pro forma net operating expense ratio for the corresponding class of the corresponding Acquiring Fund. The Target Fund’s contractual expense limitation is currently scheduled to automatically terminate no later than February 28, 2022, the Acquiring Fund’s contractual expense limitation is currently scheduled to automatically terminate no later than February 28, 2023, and there is no assurance that ASII will agree to renew the contractual expense limitations. In addition, the current gross operating expense ratio for each class of each Target Fund (i.e., operating expense ratio before taking into account waivers and reimbursements) is higher than the current gross operating expense ratio for the corresponding class of the corresponding Acquiring Fund.

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Q.        Will there be any sales load, commission or other transactional fee in connection with each Reorganization?

A.        No. The full value of your shares of a Target Fund will be exchanged for shares of the corresponding Acquiring Fund without any sales charge, commission or other transactional fee being imposed. Holders of each class of shares of a Target Fund will receive the corresponding share class of the corresponding Acquiring Fund in the Reorganization, as set forth above. Target Fund shareholders that receive Class A shares of an Acquiring Fund in the Reorganization will not pay the applicable front-end sales charge of Class A shares of the Acquiring Fund and will not be subject to any contingent deferred sales charge on Class A shares of the Acquiring Fund. However, Class A shares of an Acquiring Fund purchased after the Reorganization will be subject to any applicable sales charges. After the Reorganizations are complete, Class A shares of each Combined Fund will be subject to any applicable sales charges, and each Combined Fund will be subject to a small account fee whereas each Target Fund is not subject to such a fee.

Q.        What effect will each Reorganization have on me as a Target Fund shareholder?

A.        Immediately after a Reorganization, each shareholder of each class of the Target Fund will own shares of the corresponding class of the corresponding Acquiring Fund that are equal in value to the shares of the Target Fund that were held by that shareholder immediately prior to the closing of the Reorganization. Each Target Fund will be the accounting survivor of each applicable Reorganization. Each Target and Acquiring Fund is, and each Combined Fund will be, a diversified open-end management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Reorganization is not expected to result in a change in the level or quality of services that Target Fund shareholders currently receive. The portfolio managers for the Funds are expected to be the same before and after the Reorganizations. The following table outlines the service providers for the Target Fund and the comparable service providers for the Acquiring Fund.

	Target Fund	Acquiring Fund
Adviser	Aberdeen Standard Investments Inc. (portfolio managers: International Sustainable Leaders and Global Equity Impact: Global Equity Team; Global High Income: Global High Yield Team)	Aberdeen Standard Investments Inc. (portfolio managers International Sustainable Leaders and Global Equity Impact: Global Equity Team; Global High Income: Global High Yield Team)

Sub-adviser	Aberdeen Asset Managers Limited for International Sustainable Leaders and Global Equity Impact None for Global High Income	Aberdeen Asset Managers Limited for International Sustainable Leaders and Global Equity Impact None for Global High Income

Administrator	State Street Bank and Trust Company (“State Street”)	Aberdeen Standard Investments Inc. (State Street serves as sub-administrator)

Transfer Agent	DST Asset Manager Solutions, Inc. (“DST”)	DST

Custodian	State Street	State Street

Distributor	Aberdeen Fund Distributors LLC	Aberdeen Fund Distributors LLC

Independent Registered Public Accounting Firm	KPMG LLP	KPMG LLP

Q.        What will be the federal income tax consequences of each Reorganization?

A.        As a condition to each Target Fund’s obligation to consummate the Reorganization, the Target Fund and the corresponding Acquiring Fund will receive an opinion from legal counsel to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended, current administrative rules and court decisions, the transactions contemplated by the Reorganization Agreement constitute a tax-free reorganization for federal income tax purposes. Despite this opinion, there can be no assurances that the Internal Revenue Service will deem the exchanges to be tax-free.

ASII currently anticipates that there will be no portfolio realignment after each Reorganization because the Target Funds and the Acquiring Funds will be managed pursuant to the same investment objectives, strategies and policies. Any realignment of a portfolio may result in capital gains or losses, which may have federal income tax consequences.

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Q.        Who can vote to approve the Proposals?

A.        Only shareholders of record of the Target Funds at the close of business on August 2, 2021 (the “Record Date”) will be entitled to notice of and to vote at the Meeting or any adjournments or postponements thereof on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold.

Q.        How does the Target Funds Board recommend that I vote?

A.        After careful consideration, the Target Funds Board recommends that shareholders vote “FOR” the Reorganization(s).

Q.        What vote is required to approve Proposal 1?

A.         With respect to each Target Fund, Proposal 1 requires a vote of the lesser of (i) 67% or more of the eligible votes of the Target Fund present at the Meeting if more than 50% of the eligible votes of the Target Fund are present in person or by proxy or (ii) more than 50% of the eligible votes of the Target Fund.

Q.        Who will pay for the proxy solicitation expenses?

A.        ASII or its affiliates will bear costs arising in connection with the Reorganizations, including, but not limited to, proxy preparation and proxy solicitation costs, printing costs, legal fees and costs of the Reorganizations (shareholders will continue to pay brokerage or trading expenses, including those related to securities sold following a Reorganization; however, ASII currently anticipates that there will be no portfolio realignment after each Reorganization because the Target Funds and the Acquiring Funds will be managed pursuant to the same investment objectives, strategies and policies). The estimated costs arising in connection with the Reorganizations are $525,000.

Q.        How do I vote my shares?

A.        For your convenience, there are several ways you can authorize your proxy or vote:

•	Vote Online: You may attend and participate in the Meeting online and vote your shares electronically.

•	By Mail: You may authorize your proxy by completing the enclosed proxy card(s) by dating, signing and returning it in the postage paid envelope. Please note that if you sign and date a proxy card but give no voting instructions, your shares will be voted “FOR” each Proposal.

•	By Telephone: You may authorize your proxy by telephone by calling the number on your proxy card(s). To vote in this manner, you will need the “control” number that appears on your proxy card(s).

•	Via the Internet: You may authorize your proxy via the Internet by accessing the website address printed on the enclosed proxy card(s). To vote in this manner, you will need the “control” number that appears on your proxy card(s).

Q.        Whom should I call for additional information about this Proxy Statement/Prospectus?

A.        If you need any assistance, or have any questions regarding the Proposals or how to vote your shares, please call our proxy solicitor, AST Fund Solutions LLC at (800) 431-9643, Monday through Friday, 9 a.m. to 10 p.m., Eastern Time.

THE TARGET FUNDS BOARD UNANIMOUSLY RECOMMENDS THAT YOU CONSIDER VOTING FOR THE PROPOSAL FOR EACH REORGANIZATION DESCRIBED IN THE PROXY STATEMENT/PROSPECTUS.

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COMBINED PROXY STATEMENT/PROSPECTUS

ABERDEEN INVESTMENT FUNDS

Aberdeen International Sustainable Leaders Fund

Aberdeen Global Equity Impact Fund

Aberdeen Global High Income Fund

1900 Market Street, Suite 200

Philadelphia, Pennsylvania 19103

(866) 667-9231

ABERDEEN FUNDS

Aberdeen International Sustainable Leaders Fund

Aberdeen Global Equity Impact Fund

Aberdeen Global High Income Fund

1900 Market Street, Suite 200

Philadelphia, Pennsylvania 19103

(866) 667-9231

August 24, 2021

This combined proxy statement/prospectus (the “Proxy Statement/Prospectus”) solicits proxies to be voted at a Joint Special Meeting of Shareholders (the “Meeting”) of the Aberdeen International Sustainable Leaders Fund, Aberdeen Global Equity Impact Fund and Aberdeen Global High Income Fund (each an “AIF Fund” or a “Target Fund,” and collectively the “Target Funds”), each a series of Aberdeen Investment Funds, a Massachusetts business trust. The Meeting has been called by the Board of Trustees of Aberdeen Investment Funds (the “Board”) to consider and vote on the following proposals (the “Proposals”):

1.	Agreement and Plans of Reorganization (each, a “Reorganization Agreement”), which contemplate:

(a)	The reorganization of the Aberdeen International Sustainable Leaders Fund into Aberdeen International Sustainable Leaders Fund, a series of Aberdeen Funds, a Delaware statutory trust (an “Acquiring Fund”), and provides that the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the Target Fund in complete liquidation and dissolution of the Target Fund (a “Reorganization”).

(b)	The reorganization of the Aberdeen Global Equity Impact Fund into Aberdeen Global Equity Impact Fund, a series of Aberdeen Funds, a Delaware statutory trust (an “Acquiring Fund”), and provides that the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the Target Fund in complete liquidation and dissolution of the Target Fund (a “Reorganization”).

(c)	The reorganization of the Aberdeen Global High Income Fund into Aberdeen Global High Income Fund, a series of Aberdeen Funds, a Delaware statutory trust (an “Acquiring Fund”), and provides that the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund , which shares will be distributed to the shareholders of the corresponding class of the Target Fund in complete liquidation and dissolution of the Target Fund ( a “ Reorganization”).

2.	To act upon such other matters as may properly come before the Meeting.

Shareholders of the Target Funds as of the close of business on August 2, 2021 (the “Record Date”), are entitled to vote on the Proposal related to the Target Fund in which they own shares. The Meeting is scheduled for September 23, 2021, at 1:00 p.m., Eastern Time and will be held in a virtual meeting format. The Board, on behalf of each Target Fund, is soliciting these proxies. This Proxy Statement/Prospectus will first be sent to shareholders on or about August 24, 2021.

The Target Funds and the Acquiring Funds are referred to collectively as the “Funds” and each, a “Fund” in this Proxy Statement/Prospectus. The Acquiring Funds, following the completion of the Reorganization, may each be referred to as a “Combined Fund” in this Proxy Statement/Prospectus.

This Proxy Statement/Prospectus gives you information about your investment in the Target Funds, the Acquiring Funds and other matters that you should know about before voting and investing. It is both the Target Funds’ proxy statement for the Meeting and a prospectus for the Acquiring Funds. Please read this Proxy Statement/Prospectus carefully and retain it for future reference.

The following documents containing additional information about the Target Funds and the Acquiring Funds, each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Proxy Statement/Prospectus:

•	the Statement of Additional Information dated August 24, 2021, relating to this Proxy Statement/Prospectus;

•	the Prospectus of the Acquiring Funds, dated August 24, 2021, as supplemented or amended (the “Acquiring Funds’ Statutory Prospectus”);

•	the Prospectus of the Target Funds, dated February 26, 2021, as supplemented or amended (the “Target Funds’ Statutory Prospectus”);

•	the Statement of Additional Information of the Acquiring Funds, dated August 24, 2021, as supplemented or amended;

•	the Statement of Additional Information of the Target Funds, dated February 26, 2021, as supplemented or amended;

•	the Annual Report to shareholders of the Target Funds for the fiscal year ended October 31, 2020; and

•	the Semi-Annual Report to shareholders of the Target Funds for the semi-annual period ended April 30, 2021.

The Acquiring Funds’ Statutory Prospectus is intended to provide you with additional information about the Acquiring Funds. This document is on file with the SEC. The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC. Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by writing Aberdeen Investment Funds or Aberdeen Funds at 430 W. 7th Street, Ste. 219534, Kansas City, MO 64105-1407 or by calling 866-667-9231.

You also may view or obtain these documents from the SEC as follows:

In Person: At the SEC’s Public Reference Room at 100 F Street, N.E. Washington, DC 20549

By Phone:	(202) 551-8090

By Mail:	Public Reference Section
Office of Consumer Affairs and Information Services Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549 (duplicating fee required)

By Email:	publicinfo@sec.gov (duplicating fee required)

By Internet:	www.sec.gov

No person has been authorized to give any information or make any representation not contained in this Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

As with all mutual funds, the SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

ii

PROXY STATEMENT/PROSPECTUS TABLE OF CONTENTS

-i-

How will each Reorganization be carried out?	29
Who will pay the expenses of each Reorganization?	30
What are the federal income tax consequences of each Reorganization?	30
What should I know about shares of each Acquiring Fund?	31
What are the capitalizations of the Funds and what might the capitalizations be after each Reorganization?	31
COMPARISON OF TARGET FUND AND ACQUIRING FUND	33
Who manages the Funds?	33
What management fees do the Funds pay?	35
Who are the other service providers?	37
How do the Funds differ with respect to sales charges, Rule 12b-1 plans, administrative service fees and transfer agent out-of-pocket expenses?	38
What are the differences in the Funds’ Additional Investments, Investment Techniques and Risks?	39
How do the Funds’ dividends and distributions, and purchase, redemption and exchange policies differ?	39
Are there any significant differences between the charter documents of Aberdeen Investment Funds and the charter documents of Aberdeen Funds?	40
Where can I find more information?	43
VOTING INFORMATION	44
What vote is necessary to approve Proposal 1?	44
Who can vote to approve the Proposals?	44
How do I ensure my vote is accurately recorded?	44
May I revoke my proxy?	45
What other matters will be voted upon at the Meeting?	45
What other solicitations will be made?	45
How do I submit a shareholder proposal?	45
PRINCIPAL HOLDERS OF SHARES	46
MORE INFORMATION ABOUT THE FUNDS	46

EXHIBITS

Exhibit A—Form of Agreement and Plan of Reorganization

Exhibit B—Investment Restrictions

Exhibit C—Additional Information About the Acquiring Funds

Exhibit D—Principal Holders of Shares as of August 2, 2021

ii

PROPOSAL 1: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

The following is a summary of certain information relating to Proposal 1(a), 1(b) and 1(c) contained elsewhere in this Proxy Statement/Prospectus and is qualified in its entirety by reference to the more complete information contained herein. You should read the entire Proxy Statement/Prospectus carefully, including the Form of Reorganization Agreement (attached as Exhibit A). For more information, please read the Target Funds’ Statutory Prospectus and the Acquiring Funds’ Statutory Prospectus and the Statement of Additional Information relating to this Proxy Statement/Prospectus.

Shareholders of each Target Funds are being asked to consider and approve a Reorganization Agreement. Each Reorganization Agreement provides that the Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of certain classes of the corresponding Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the Target Fund in complete liquidation and dissolution of the Target Fund.

If a Reorganization Agreement is approved by the shareholders of the Target Fund, each shareholder of the Target Fund will receive the shares of the corresponding class of the corresponding Acquiring Fund equal in total value to the shareholder’s investment in the Target Fund.

If approved, each Reorganization Agreement will have the effect of reorganizing the Target Fund into its corresponding Acquiring Fund. This means that you will cease to be a shareholder of a Target Fund and will become a shareholder of the corresponding Acquiring Fund. This exchange will occur on a date agreed to by the parties to the Reorganization Agreement (referred to in this Proxy Statement/Prospectus as the “Closing Date”), which is expected to be on or about October 22, 2021.

What is the purpose of Proposal 1?

Aberdeen Standard Investments Inc. (“ASII”), the investment adviser to the Target Funds and the Acquiring Funds (sometimes referred herein as the “Adviser”), proposed the Reorganizations because ASII believes that the Reorganizations would allow shareholders of the Target Funds to benefit from economies of scale able to be realized by being shareholders of the Acquiring Funds, which are series within a larger trust with common service providers and certain shared trust-wide expenses.

What are the federal income tax consequences of each Reorganization?

It is expected that shareholders of the Target Funds will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares in the Target Fund for shares of the corresponding Acquiring Fund pursuant to the Reorganization Agreement (although there can be no assurance that the Internal Revenue Service (“IRS”) will deem the exchanges to be tax-free). You should, however, consult your tax adviser regarding the effect, if any, of the Reorganizations in light of your individual circumstances. You should also consult your tax adviser about other state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganizations only. For further information about the federal income tax consequences of the Reorganization, see “Information About each Reorganization and each Reorganization Agreement—What are the federal income tax consequences of each Reorganization?”

As a condition to the closing of each Reorganization, the Target Fund and the corresponding Acquiring Fund will receive an opinion (based on certain facts, assumptions and representations) from Aberdeen Funds’ counsel, Dechert LLP, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), current administrative rules and court decisions, the transactions contemplated by the Reorganization Agreement constitute a tax-free reorganization within the meaning of Section 368(a) of the Code. Despite this opinion, there can be no assurances that the IRS will deem the exchanges to be tax-free.

ASII currently anticipates that there will be no portfolio realignment after each Reorganization because the Target Funds and the Acquiring Funds will be managed pursuant to the same investment objectives, strategies and policies. Any realignment of a portfolio may result in capital gains or losses, which may have federal income tax consequences.

If the Reorganization applicable to your Target Fund is approved and you do not wish to have your Target Fund shares exchanged for shares of the corresponding Acquiring Fund, you may redeem your shares prior to the completion of the Reorganization. If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

As of October 31, 2020, capital loss carryforwards, as shown in the table below, were available to the Target Funds to the extent provided by the regulations to offset future realized gains on each respective fund as indicated. Each Reorganization is not expected to result in limitations on each Acquiring Fund’s ability to use each Target Fund’s capital loss carryforwards.

Fund	Amount	Expires
International Sustainable Leaders Fund	$20,177,122	Unlimited (Short-Term)
International Sustainable Leaders Fund	407,098,101	Unlimited (Long-Term)
Global Equity Impact Fund	24,240,219	Unlimited (Long-Term)
Global High Income Fund	53,728,063	Unlimited (Short-Term)
Global High Income Fund	184,203,495	Unlimited (Long-Term)

PROPOSAL 1(a) - Aberdeen International Sustainable Leaders Fund

How do the investment objectives, investment strategies and investment restrictions of the Target Fund and the Acquiring Fund compare?

Investment Objectives

The investment objectives of the Target Fund and the Acquiring Fund are the same. Each Fund seeks long-term growth of capital. The investment objective of each Fund is non-fundamental, which means it may be changed by the applicable Board without shareholder approval.

If the shareholders of the Target Fund approves the Reorganization, ASII will manage the Combined Fund pursuant to the investment objectives of the Acquiring Fund, which are the same as those of the Target Fund.

Investment Strategies

The principal investment strategies of the Target Fund and the Acquiring Fund are substantially the same apart from additional screens pertaining to the Acquiring Fund. If the shareholders of the Target Fund approve the Reorganization, ASII will manage the Combined Fund pursuant to the investment strategies of the Acquiring Fund, which are the same as those of the Target Fund.

Each Fund is subject to the principal investment strategies set out below.

The Fund seeks to achieve its investment objective of seeking long-term growth of capital by investing primarily in equity securities of foreign companies that the Adviser deems to have sound and improving prospects and which demonstrate that they are current or emerging sustainable leaders through their management of environmental, social and governance (“ESG”) risks and opportunities in accordance with the Adviser’s criteria.

In pursuing the Fund’s investment strategies, the Adviser employs a fundamental, bottom-up equity investment process, which is based on first-hand research and disciplined company evaluation and which takes into consideration a company’s management of ESG risks and opportunities and the company’s ESG performance. The Adviser’s stock analysts work closely with dedicated ESG specialists who sit within each regional investment team and provide industry-leading expertise and insight at the company level. In addition, engagement with company management is a key part of the Adviser’s research process and ongoing stewardship program.

The Adviser will identify stocks for their long-term, fundamental value based on quality and price. With respect to “quality”, the Adviser will assign each company a proprietary overall quality rating and also an ESG-quality rating ranging from 1 to 5 (1 indicating leaders and 5 indicating laggards) – enabling the Fund’s investment team to identify current and emerging sustainable leaders. Companies eligible for investment by the Fund must be rated 3 or better by the Adviser on both the overall quality rating and ESG-quality rating.

In the overall quality filter, the Adviser seeks to determine whether the company has good growth prospects and a balance sheet that supports expansion. In the ESG-quality filter, the Adviser evaluates the ownership structures and governance and quality of the companies as well as potential environmental and social risks and opportunities that the companies may face. The Adviser’s sustainability criteria are based on a proprietary scoring methodology, which includes an assessment of how a company manages its most material ESG risks and opportunities and the Adviser’s subjective judgment as to which companies are current or emerging sustainable leaders.

Examples of areas under scope when assessing a company’s ESG quality include the following:

●	Board Diversity
●	Capital Allocation
●	Capital Return
●	Carbon Emissions
●	Climate Risks
●	Corporate Governance
●	Corporate Strategy
●	Cyber Security
●	Deforestation

●	Diversity Issues
●	Employee Safety
●	ESG Disclosures
●	Human Rights
●	Labor Management
●	Market Communication
●	Remuneration
●	Succession Planning
●	Waste Management
●	Water Management

In carrying out its assessments of ESG quality, the Adviser’s equity analysts incorporate internal data sources, including a proprietary quantitative house score, external sources (e.g., MSCI reports), thematic expertise from the Adviser’s central ESG team and regional expertise from the Adviser’s on-desk ESG analysts. The Adviser relies heavily on its own in-depth research and analysis over third party ESG ratings.

Binary exclusions are also applied to exclude a defined list of unacceptable activities. Based on MSCI business involvement screening research, the Fund will seek to not invest in companies that have:

●	failed to uphold one or more principles of the UN Global Compact;
●

an industry tie to (including companies that provide support systems and services, as well as those with direct (i.e., owners and producers) and indirect (i.e., parents and subsidiaries) involvement in) controversial weapons (cluster munitions, landmines, biological / chemical weapons, depleted uranium weapons, blinding laser weapons, incendiary weapons, and/or non-detectable fragments);

●	a revenue contribution of 10% or more from the manufacture or sale of conventional weapons or weapons systems;
●	a revenue contribution of 10% or more from tobacco or are tobacco manufacturers;
●

a revenue contribution of 10% or more from the extraction of unconventional oil and gas (including oil sands, oil shale (kerogen-rich deposits), shale gas, shale oil, coal seam gas, and coal bed methane and excluding conventional oil and gas productions); or

●	a revenue contribution from thermal coal extraction.

The Fund will measure compliance with its principal investment strategies at the time of investment except that compliance with binary exclusions is tested as frequently as MSCI data is updated, which is currently quarterly. If a company no longer meets the Adviser’s ESG criteria, the Adviser intends, but is not required, to sell such security.

As a non-fundamental policy, under normal circumstances, the International Sustainable Leaders Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. that the Adviser considers to be current or emerging sustainable leaders in accordance with the Adviser’s criteria. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts. For purposes of the 80% policy, a company is considered to be outside the U.S. if Fund management determines that the company meets one or more of the following criteria:

●	the company is organized under the laws of, or has its principal office in, a country outside the U.S.;
●	the company has its principal securities trading market in a country outside the U.S.; and/or
●	the company derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in a country outside the U.S.

Under normal circumstances, a number of countries around the world will be represented in the Fund’s portfolio, some of which may be considered to be emerging market countries. At times, the Fund may have a significant amount of its assets invested in a country or geographic region.  The Fund may invest in securities denominated in U.S. Dollars and currencies of the foreign countries in which it is permitted to invest.  The Fund typically has full currency exposure to those markets in which it invests.

The Fund may invest in securities of any market capitalization.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector.

Investment Restrictions

The Funds have similar investment restrictions; however, the Target Fund treats certain investment restrictions as fundamental that the Acquiring Fund treats as non-fundamental. For example, the Target Fund has a fundamental restriction to not purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act, whereas the Acquiring Fund is subject to the same restriction as a non-fundamental investment restriction.

If the shareholders of the Target Fund approve the Reorganization, ASII will manage the Combined Fund pursuant to the investment restrictions of the Acquiring Fund. The complete list of the investment restrictions of the Target Fund and the Acquiring Fund is set out in Exhibit B.

What class of shares will I receive upon the Reorganization?

If the Reorganization is approved and completed, holders of Target Fund shares will receive the same class of shares of the Acquiring Fund as they hold in the Target Fund.

What are the fees and expenses of the Fund and what can I expect them to be after the Reorganization?

The Institutional Class of the Target Fund and the Acquiring Fund are not subject to any sales charges, but Class A Shares of each Fund are subject to a front-end sales charge and a contingent deferred sales charge. Each Acquiring Fund is, and the Combined Fund will be, subject to a fee on accounts with balances below $1,000. After the Reorganization, Class A shares of the Combined Fund will be subject to any applicable sales charges, and the Combined Fund will be subject to a small account fee whereas the Target Fund is not subject to such a fee.

Expenses of a mutual fund are often measured by its expense ratio (i.e., the ratio of its total expenses for a year divided by its average daily net asset value over the same year). It is expected that the Combined Fund will have (i) a projected gross operating expense ratio for each class lower than that of the corresponding class of the Target Fund prior to the Reorganization, and (ii) a projected net operating expense ratio for each class lower than that of the corresponding class of the Target Fund prior to the Reorganization, after taking into account the contractual fee waiver and expense reimbursement arrangement. The Target Fund will be the accounting survivor of the Reorganization.

The following tables: (1) compare the fees and expenses for the Target Fund and the Acquiring Fund based on actual expenses for the semiannual period year ended April 30, 2021; and (2) show the estimated fees and expenses for the Combined Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the expense levels for the Target Fund and the Acquiring Fund and obtain a general idea of what the expense levels will be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by intermediaries directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown.

	Target Fund	Pro forma Combined Fund	Target Fund	Pro forma Combined Fund
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class A Shares	Institutional Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%[1]	None	None
Small Account Fee[2]	None	$20	None	$20
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.75%	0.80%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None	None
Other Expenses[3]	0.56%	0.42%	0.48%	0.34%
Total Annual Fund Operating Expenses	1.61%	1.42%	1.28%	1.09%
Less: Amount of Fee Limitations/Expense Reimbursements[4,5]	0.26%	0.27%	0.18%	0.19%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.35%	1.15%	1.10%	0.90%

1 Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid. This CDSC will not apply to any Class A shares of the Acquiring Fund received in the Reorganization.

2 Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Acquiring Fund to offset small account expenses. Under some circumstances, the Acquiring Fund may waive the quarterly fee. See the Acquiring Fund Statement of Additional Information for information about the circumstances under which this fee will not be assessed.

3 The Fund owes an uncertain amount of tax liability relating to the receipt of payments on tax reclaims from some European jurisdictions in an amount that is subject to negotiations with the Internal Revenue Service. Upon final determination of the Internal Revenue Service, if the actual tax payable is greater than the amount currently accrued, and subject to the level of assets under management at the time of any subsequent adjustments, the Fund’s expenses, net asset value and performance may be materially adversely affected.

4 Aberdeen Investment Funds and Aberdeen Standard Investments Inc. (the “Adviser”) have entered into a written contract pursuant to which the Adviser will waive fees and reimburse expenses so that the Fund’s operating expenses do not exceed 1.10% for Institutional Class and 1.35% for Class A shares of the Target Fund, which may not be terminated before February 28, 2022 without approval from the Independent Trustees. This expense limitation excludes certain expenses, including interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Target Fund’s business. The Target Fund is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser; provided, however, that any reimbursements must be paid on a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in effect at the time fees were limited or expenses were paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser. The Adviser’s ability to recoup management fees previously limited and/or expenses previously paid by the Adviser with respect to the Target Fund will not continue after the Reorganization.

5 Aberdeen Funds (the “Trust”) and Aberdeen Standard Investments Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.90% for all classes of the Combined Fund. This contractual limitation may not be terminated before February 28, 2023 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees for Class A shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Example. These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares of that Fund at the end of those periods. It assumes a 5% return each year and no change in expenses or in the expense limitations for the Acquiring Fund, which will be in place until February 28, 2022, with respect to the Target Fund and February 28, 2023, with respect to the Acquiring Fund. Although your actual costs may be higher or lower based on these assumptions your costs would be:

ASSUMING YOU REDEEM YOUR SHARES:

The following table is based on amounts for the semiannual period ended April 30, 2021:

Class A	1 Year	3 Years	5 Years	10 Years
Target Fund	$137	$483	$852	$1,889
Pro Forma Combined Fund	$685	$964	$1,273	$2,149

Institutional Class	1 Year	3 Years	5 Years	10 Years
Target Fund	$112	$388	$685	$1,529
Pro Forma Combined Fund	$92	$321	$576	$1,305

How do the Funds’ portfolio turnovers compare?

The Funds pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Funds’ performance. The Target Fund’s portfolio turnover rate during its fiscal year ended October 31, 2020, expressed as a percentage of the average value of its portfolio, was 34%. Portfolio turnover information is not available for the Acquiring Fund because it is new.

How do the Funds’ performances compare?

Target Fund

The bar chart shows how the Target Fund’s annual total returns for Class A have varied from year to year. The table compares the Target Fund’s average annual total returns to the returns of the MSCI All Country World ex USA Index, a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Target Fund will perform in the future. For updated performance information, please visit https://www.aberdeenstandard.com/en-us/us/investor/fund-centre#literature or call 866-667-9231.

ASII and Aberdeen Asset Managers Limited became the adviser and sub-adviser, respectively, of the Target Fund on May 22, 2013.

Performance shown reflects the Target Fund's receipt of payment of Article 63 EU Tax Reclaims related to prior years (2005-2008). The receipt of these extraordinary payments on various dates beginning December 16, 2016 effectively increased the Target Fund's performance for all periods that include these payments in a manner that may not recur in the future, and the Target Fund’s performance was significantly higher for those periods than it would have been had the Target Fund not received payment of the Article 63 EU Tax Reclaims.

Annual Total Returns – Class A Shares of the Target Fund
(Years Ended Dec. 31)

Year-to-Date Return of the Target Fund as of June 30, 2021: 6.43%

Highest Return: 18.66% - 2nd quarter 2020

Lowest Return: -24.53% - 3rd quarter 2011

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns of the Target Fund as of December 31, 2020

	1 Year	5 Years	10 Years
Class A shares (inception date: 10/4/93) – Before Taxes	17.06%	11.18%	3.04%
Class A shares – After Taxes on Distributions	16.77%	10.14%	2.12%
Class A shares – After Taxes on Distributions and Sales of Shares	10.10%	8.36%	1.92%
Institutional Class shares (inception date: 11/17/99) – Before Taxes	17.37%	11.46%	3.30%
MSCI All Country World ex USA Index (net dividends) (reflects deductions for expenses and taxes)	10.65%	8.93%	4.92%

Acquiring Fund

Performance information is not available for the Acquiring Fund because it is new.

Who are the service providers?

ASII serves as the investment adviser to each of the Target Fund and the Acquiring Fund, and will serve as the investment adviser to the Combined Fund. The Adviser is a wholly-owned subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which has its registered offices at 10 Queen’s Terrace, Aberdeen, Scotland AB10 1YG. Aberdeen PLC is a wholly-owned subsidiary of abrdn plc (“abrdn”), formerly known as Standard Life Aberdeen plc, which has registered offices at 1 George Street, Edinburgh, Scotland EH2 2LL. abrdn, combined with its subsidiaries and affiliates, manages or administers approximately $641.3 billion in assets as of June 30,2021. abrdn provides asset management and investment solutions for clients and customers worldwide and also have a strong position in the pensions and savings market. Aberdeen Asset Managers Limited serves as the sub-adviser to the Target Fund and the Acquiring Fund, and will serve as the sub-adviser to the Combined Fund. Aberdeen Asset Managers Limited, a Scottish Company, located at 10 Queen’s Terrace, Aberdeen, Scotland AB10 1YG, is an affiliate of ASII and wholly owned by Aberdeen PLC.

The Target Fund and Acquiring Fund have the same investment adviser, sub-adviser, distributor, transfer agent, auditor and custodian. For more information about the investment advisory fees of the Target Fund and the Acquiring Fund and for a detailed description of the management of the Acquiring Fund and other service providers to the Acquiring Fund, please see “Comparison of the Target Fund and Acquiring Fund—Who manages the Funds?” and “—Who are the other service providers?” below.

What are the principal risks associated with investments in the Funds?

The risks identified below are the principal risks of investing in the Target Fund and the Acquiring Fund. Both Funds are subject to the same principal risks.

All investments have risks to some degree and it is possible that you could lose money by investing in a Fund. An investment in a Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee a Fund will achieve its investment objective. For more information on the risks associated with the Acquiring Fund, see the “Additional Information on Portfolio Instruments and Investment Policies” section of the Acquiring Funds’ Statement of Additional Information.

Each Fund is subject to the principal risks set out below.

The International Sustainable Leaders Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. The following is a list of the principal risks of investing in the Fund (in alphabetical order after the first seven risks).

Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.

Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Equity Securities Risk – The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

Management Risk – The Fund is subject to the risk that the Adviser or sub-adviser may make poor security selections. The Adviser or sub-adviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser or sub-adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

Sustainable Investing Risk – The Fund’s Sustainable Leaders strategy could cause it to perform differently compared to funds that do not have such strategy. ESG considerations may be linked to long-term rather than short-term returns. The criteria related to the Fund’s Sustainable Leaders strategy, including the exclusion of securities of companies that engage in certain business activities, may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified as sustainable leaders by the Adviser do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.

Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Emerging Markets Risk – A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries, municipalities or governments because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

Large-Cap Securities Risk – Securities issued by large cap companies subject the Fund to the risk that those securities may underperform securities issued by companies with smaller capitalizations or the market as a whole.

Mid-Cap Securities Risk – Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.

Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small-Cap Securities Risk – Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

If the value of the Fund’s investments decreases, you may lose money.

PROPOSAL 1(b) – Global Equity Impact Fund

How do the investment objectives, investment strategies and investment restrictions of the Target Funds and the Acquiring Funds compare?

Investment Objectives

The investment objectives of the Target Fund and the Acquiring Fund are the same, except that exclusionary screens have been added to the Principal Strategies of the Acquiring Fund. The implementation of such screens is not anticipated to have an immediate impact on the Target Fund’s portfolio holdings, assuming the completion of the reorganization. Each Fund seeks long-term growth of capital. The investment objective of each Fund is non-fundamental, which means it may be changed by the applicable Board without shareholder approval.

If the shareholders of the Target Fund approves the Reorganization, ASII will manage the Combined Fund pursuant to the investment objectives of the Acquiring Fund, which are the same as those of the Target Fund.

Investment Strategies

The principal investment strategies of the Target Fund and the Acquiring Fund are the same. If the shareholders of the Target Fund approve the Reorganization, ASII will manage the Combined Fund pursuant to the investment strategies of the Acquiring Fund, which are the same as those of the Target Fund.

Each Fund is subject to the principal investment strategies set out below.

As a non-fundamental policy, under normal circumstances, the Global Equity Impact Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies located throughout the world (including the U.S.). Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts.

The Fund invests in securities of companies that aim to create positive measurable environmental and/or social impacts.

Under normal market conditions, the Fund will invest significantly (at least 40% -- unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30%) in non-U.S. companies. A company is considered to be a non-U.S. company if Fund management determines that the company meets one or more of the following criteria:

●	the company is organized under the laws of, or has its principal office in, a country outside the U.S.;

●	the company has its principal securities trading market in a country outside the U.S.; and/or

●	the company derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in a country outside the U.S.

Under normal market conditions, the Fund invests in securities from at least three different countries. The Fund may also invest in companies of emerging market countries. At times, the Fund may have a significant amount of its assets invested in a country or geographic region. The Fund may invest in securities denominated in U.S. Dollars and currencies of the foreign countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests. In addition, the Fund may invest in securities of any market capitalization. The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the industrials sector.

The Adviser selects investments for the Fund based on both: (i) an evaluation of the important factors that drive a company’s share price, as well as (ii) the company’s environmental and social impact practices.

In evaluating all companies, the Adviser employs a fundamental, bottom-up equity investment style. The style recognizes that the market is not efficient at pricing the fundamentals that drive a company’s share price when the company undergoes or faces a material change; therefore, the investment team focuses on securing and analyzing information about the fast-changing corporate prospects of companies, concentrating on the most important factors that drive the market price of the investment.

After an investment opportunity satisfies the Adviser’s evaluation of price and fundamental factors, the Adviser then assesses a company’s ability to deliver positive outcomes for the environment and society in nine areas or “pillars”: circular economy (i.e. optimal reuse of resources), sustainable energy, food and agriculture, water and sanitation, health and social care, financial inclusion, sustainable real estate and infrastructure, education and employment, and impact leaders (i.e. companies that help others achieve sustainable development goals). The Adviser generally aligns its impact assessment to the United Nations Sustainable Development Goals (“SDGs”). Only those investments that meet the Adviser’s impact criteria are eligible for investment.

In carrying out the Fund’s investment strategy, the Adviser combines the expert analysis of its equity teams with the insights of its environmental, social and governance (“ESG”) specialists. This allows the Adviser to assess a company’s alignment with the pillars. A company’s progress against each pillar is measured using the SDGs’ relevant key performance indicators (KPIs), linking the company’s ability to affect positive change in the context of these overarching global challenges. Engagement with company management teams is a part of the Adviser’s investment process and ongoing stewardship program. The Adviser’s process evaluates the ownership structures, governance and management quality of the companies.

In addition, a set of ESG-related binary exclusions will be applied which supports the sustainable development aims of the United Nations. Based on MSCI business involvement screening research, the Fund will seek to not invest in companies that have:

•	failed to uphold one or more principles of the UN Global Compact;

•	an industry tie to controversial weapons (cluster munitions, landmines, biological / chemical weapons, depleted uranium weapons, blinding laser weapons, incendiary weapons, and/or non-detectable fragments);

•	an industry tie to nuclear weapons; or

•	any revenue contribution from tobacco or are tobacco manufacturers.

“An industry tie” includes companies that provide support systems and services, as well as those with direct (i.e., owners and producers) and indirect (i.e., parents and subsidiaries) involvement in the activity.

Investment Restrictions

The Funds have certain similar investment restrictions; however, the Target Fund treats certain investment restrictions as fundamental that the Acquiring Fund treats as non-fundamental. For example, the Target Fund has a fundamental investment restriction to not make short sales of securities or maintain a short position, except that the Fund may maintain short positions in forward currency contracts, options and futures contracts and make short sales “against the box,” whereas the Acquiring Fund is subject to the same restriction as a non-fundamental investment restriction.

If the shareholders of the Target Fund approve the Reorganization, ASII will manage the Combined Fund pursuant to the investment restrictions of the Acquiring Fund. The complete list of the investment restrictions of the Target Fund and the Acquiring Fund is set out in Exhibit B.

What class of shares will I receive upon the Reorganization?

If the Reorganization is approved and completed, holders of Target Fund shares will receive the same class of shares of the Acquiring Fund as they hold in the Target Fund.

What are the fees and expenses of the Fund and what can I expect them to be after the Reorganization?

The Institutional Class of the Target Fund and the Acquiring Fund are not subject to any sales charges, but Class A Shares of each Fund are subject to a front-end sales charge and a contingent deferred sales charge. Each Acquiring Fund is, and the Combined Fund will be, subject to a small account fee on accounts with balances below $1,000. After the Reorganization, Class A shares of the Combined Fund will be subject to any applicable sales charges, and the Combined Fund will be subject to a small account fee whereas the Target Fund is not subject to such a fee.

Expenses of a mutual fund are often measured by its expense ratio (i.e., the ratio of its total expenses for a year divided by its average daily net asset value over the same year). It is expected that the Combined Fund will have (i) a projected gross operating expense ratio for each class lower than that of the corresponding class of the Target Fund prior to the Reorganization, and (ii) a projected net operating expense ratio for each class lower than that of the corresponding class of the Target Fund prior to the Reorganization, after taking into account the contractual fee waiver and expense reimbursement arrangement. The Target Fund will be the accounting survivor of the Reorganization.

The following tables: (1) compare the fees and expenses for the Target Fund and the Acquiring Fund based on actual expenses for the semiannual period ended April 30, 2021; and (2) show the estimated fees and expenses for the Combined Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the expense levels for the Target Fund and the Acquiring Fund and obtain a general idea of what the expense levels will be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by intermediaries directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown.

	Target Fund	Pro forma Combined Fund	Target Fund	Pro forma Combined Fund
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class A Shares	Institutional Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%[1]	None	None
Small Account Fee[2]	None	$20	None	$20
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.75%	0.80%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None	None
Other Expenses[3]	0.72%	0.52%	0.67%	0.46%
Total Annual Fund Operating Expenses	1.77%	1.52%	1.47%	1.21%
Less: Amount of Fee Limitations/Expense Reimbursements[4,5]	0.42%	0.37%	0.37%	0.31%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.35%	1.15%	1.10%	0.90%

1 Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid. This CDSC will not apply to any Class A shares of the Acquiring Fund received in the Reorganization.

2 Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Acquiring Fund to offset small account expenses. Under some circumstances, the Acquiring Fund may waive the quarterly fee. See the Acquiring Fund Statement of Additional Information for information about the circumstances under which this fee will not be assessed.

3 The Fund owes an uncertain amount of tax liability relating to the receipt of payments on tax reclaims from some European jurisdictions in an amount that is subject to negotiations with the Internal Revenue Service. Upon final determination of the Internal Revenue Service, if the actual tax payable is greater than the amount currently accrued, and subject to the level of assets under management at the time of any subsequent adjustments, the Fund’s expenses, net asset value and performance may be materially adversely affected.

4 Aberdeen Investment Funds and Aberdeen Standard Investments Inc. (the “Adviser”) have entered into a written contract pursuant to which the Adviser will waive fees and reimburse expenses so that the Fund’s operating expenses do not exceed 1.10% for Institutional Class and 1.35% for Class A shares of the Target Fund, which may not be terminated before February 28, 2022 without approval from the Independent Trustees. This expense limitation excludes certain expenses, including interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Target Fund’s business. The Target Fund is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser; provided, however, that any reimbursements must be paid on a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in effect at the time fees were limited or expenses were paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser. The Adviser’s ability to recoup management fees previously limited and/or expenses previously paid by the Adviser with respect to the Target Fund will not continue after the Reorganization.

5 Aberdeen Funds (the “Trust”) and Aberdeen Standard Investments Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.90% for all classes of the Combined Fund. This contractual limitation may not be terminated before February 28, 2023 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees for Class A shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Example. These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares of that Fund at the end of those periods. It assumes a 5% return each year and no change in expenses or in the expense limitations for the Acquiring Fund, which will be in place until February 28, 2022, with respect to the Target Fund and February 28, 2023, with respect to the Acquiring Fund. Although your actual costs may be higher or lower based on these assumptions your costs would be:

ASSUMING YOU REDEEM YOUR SHARES:

The following table is based on amounts for the semiannual period ended April 30, 2021:

Class A	1 Year	3 Years	5 Years	10 Years
Target Fund	$137	$516	$920	$2,049
Pro Forma Combined Fund	$685	$980	$1,309	$2,238

Institutional Class	1 Year	3 Years	5 Years	10 Years
Target Fund	$112	$428	$768	$1,726
Pro Forma Combined Fund	$92	$342	$624	$1,429

How do the Funds’ portfolio turnovers compare?

The Funds pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Funds’ performance. The Target Fund’s portfolio turnover rate during its fiscal year ended October 31, 2020, expressed as a percentage of the average value of its portfolio, was 32%. Portfolio turnover information is not available for the Acquiring Fund because it is new.

How do the Funds’ performances compare?

Target Fund

The bar chart shows how the Target Fund’s annual total returns for Class A have varied from year to year. The table compares the Target Fund’s average annual total returns to the returns of the MSCI All Country World Index, a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Target Fund will perform in the future. For updated performance information, please visit https://www.aberdeenstandard.com/en-us/us/investor/fund-centre#literature or call 866-667-9231.

ASII and Aberdeen Asset Managers Limited became the adviser and sub-adviser, respectively, of the Target Fund on May 22, 2013.

Performance shown reflects the Target Fund's receipt of payment of Article 63 EU Tax Reclaims related to prior years (2005-2008). The receipt of these extraordinary payments on various dates beginning December 16, 2016 effectively increased the Target Fund's performance for all periods that include these payments in a manner that may not recur in the future, and the Target Fund’s performance was significantly higher for those periods than it would have been had the Target Fund not received payment of the Article 63 EU Tax Reclaims.

Annual Total Returns – Class A Shares of the Target Fund

(Years Ended Dec. 31)

Year-to-Date Return of the Target Fund as of June 30, 2021: 9.77%

Highest Return: 23.68% - 2nd quarter 2020

Lowest Return: -24.29% - 3rd quarter 2011

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns of the Target Fund as of December 31, 2020

	1 Year	5 Years	10 Years
Class A shares (inception date: 10/4/93) – Before Taxes	29.67%	13.66%	4.56%
Class A shares – After Taxes on Distributions	29.47%	12.82%	3.81%
Class A shares – After Taxes on Distributions and Sales of Shares	17.56%	10.49%	3.23%
Institutional Class shares (inception date: 5/4/05) – Before Taxes	30.05%	13.98%	4.84%
MSCI All Country World Index (net dividends) (reflects deductions for expenses and taxes)	16.25%	12.26%	9.13%

Acquiring Fund

Performance information is not available for the Acquiring Fund because it is new.

Who are the service providers?

ASII serves as the investment adviser to each of the Target Fund and the Acquiring Fund, and will serve as the investment adviser to the Combined Fund. Aberdeen Asset Managers Limited serves as the sub-adviser to the Target Fund and the Acquiring Fund, and will serve as the sub-adviser to the Combined Fund.

The Target Fund and Acquiring Fund have the same investment adviser, sub-adviser, distributor, transfer agent, auditor and custodian. For more information about the investment advisory fees of the Target Fund and the Acquiring Fund and for a detailed description of the management of the Acquiring Fund and other service providers to the Acquiring Fund, please see “Comparison of the Target Fund and Acquiring Fund—Who manages the Funds?” and “—Who are the other service providers?” below.

What are the principal risks associated with investments in the Funds?

The risks identified below are the principal risks of investing in the Target Fund and the Acquiring Fund. Both Funds are subject to the same principal risks.

All investments have risks to some degree and it is possible that you could lose money by investing in a Fund. An investment in a Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee a Fund will achieve its investment objective. For more information on the risks associated with the Acquiring Fund, see the “Additional Information on Portfolio Instruments and Investment Policies” section of the Acquiring Funds’ Statement of Additional Information.

Each Fund is subject to the principal risks set out below.

The Global Equity Impact Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. The following is a list of the principal risks of investing in the Fund (in alphabetical order after the first seven risks).

Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.

Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

Management Risk – The Fund is subject to the risk that the Adviser or sub-adviser may make poor security selections. The Adviser or sub-adviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser or sub-adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

Impact Investing Risk – In implementing the Fund’s ESG (Environmental, Social and Governance) investment strategy, the Adviser may select or exclude securities of issuers in certain industries, sectors, regions or countries for reasons other than the issuer’s investment performance. For this reason, the Fund’s ESG strategy could cause it to perform differently compared to funds that do not have such strategy. ESG investing is qualitative and subjective by nature. In addition, the Fund may be required to sell a security when it might otherwise be disadvantageous for it to do so. In evaluating an issuer, the Adviser utilizes, in part, information and data obtained through voluntary or third-party reporting that may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess an issuer’s business practices with respect to the environment, social responsibility and corporate governance. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions. The definition of “impact investing” will vary according to an investor’s beliefs and values. There is no guarantee that the Adviser’s definition of impact investing, security selection criteria or investment judgment will reflect the beliefs or values of any particular investor.

Foreign Securities Risk — Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Emerging Markets Risk – A magnification of the risks that apply to foreign securities. These risks are greater for securities of companies, municipalities or governments in emerging markets countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

Large-Cap Securities Risk – Securities issued by large cap companies subject the Fund to the risk that those securities may underperform securities issued by companies with smaller capitalizations or the market as a whole.

Mid-Cap Securities Risk – Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.

Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.

Small-Cap Securities Risk – Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

If the value of the Fund’s investments decreases, you may lose money.

Proposal 1(c) – Global High Income Fund

How do the investment objectives, investment strategies and investment restrictions of the Target Funds and the Acquiring Funds compare?

Investment Objectives

The investment objectives of the Target Fund and the Acquiring Fund are the same. Each Fund seeks to maximize total return, principally through a high level of current income, and secondarily through capital appreciation

If the shareholders of the Target Fund approves the Reorganization, ASII will manage the Combined Fund pursuant to the investment objectives of the Acquiring Fund, which are the same as those of the Target Fund.

Investment Strategies

The principal investment strategies of the Target Fund and the Acquiring Fund are the same.

Each Fund is subject to the principal investment strategies set out below.

The Fund seeks to achieve its goal by investing primarily in high income producing instruments, rated at the time of purchase below “BBB–” by Standard & Poor’s Rating Service (“S&P”), or below “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”), or below a comparable rating by another nationally recognized statistical rating organization, or unrated bonds determined by the Adviser to be of comparable quality. The Fund may invest in securities rated in the lowest ratings category or in default (i.e., “junk bonds”). Although the Fund typically invests in high income debt securities, the Fund may also invest in investment grade debt. If the shareholders of the Target Fund approve the Reorganization, ASII will manage the Combined Fund pursuant to the investment strategies of the Acquiring Fund, which are the same as those of the Target Fund.

The Fund normally invests in a diversified portfolio of high income producing securities. The strategy is primarily directed toward U.S. Dollar denominated debt rated below investment grade (i.e., “junk bonds”) and the Fund ordinarily invests at least 60% of its net assets in U.S. Dollar denominated securities. However, the Fund may purchase securities denominated in foreign currencies.

The Adviser examines the material risks of an investment across a spectrum of considerations including financial metrics, regional and national conditions, industry specific factors and ESG (Environmental, Social and Governance) risks. ESG considerations are fully integrated across all asset classes. Although ESG investing is not a principal strategy of the Fund, the Adviser considers and assesses how these issues are managed and mitigated as well as the opportunities they might create for the issuer. The Fund seeks to invest in securities of issuers that are expected to exhibit stable to improving credit characteristics based on industry trends, company positioning, and management strategy, taking into account the potential positive impact of any restructurings or other corporate reorganizations. In addition, the Fund may invest in U.S. and non-U.S. Dollar denominated securities issued by foreign public or private sector entities, including those based in the emerging markets.

The Fund may invest in debt securities of U.S. or foreign corporate issuers, the U.S. Government, foreign governments, municipalities, domestic or foreign governmental entities or supranational organizations, such as the International Bank for Reconstruction and Development (the World Bank). The Fund may purchase both sovereign debt that trades within the country in which it is issued and sovereign debt that is tradable outside of the country of issuance.

The Fund invests in fixed income securities, debt instruments convertible into common stock, preferred stock and swaps.

The Fund invests in financial instruments issued by corporations, banks, governments, government entities and supranational organizations.

The Fund ordinarily invests in no fewer than three different countries outside the U.S. Under normal market conditions, the Fund will invest at least 40% of its net assets, plus any borrowings for investment purposes, in securities of non-U.S. issuers. However, the Fund may invest a lesser amount of its assets in securities of non-U.S. issuers when market conditions are not deemed favorable, in which case the Fund would invest at least 30% of its net assets plus any borrowings for investment purposes, in securities of non-U.S. issuers. An issuer is considered a non-U.S. issuer if Fund management determines that the company meets one or more of the following criteria:

●	the company is organized under the laws of, or has its principal office in, a country outside the U.S.;

●	the company has its principal securities trading market in a country outside the U.S.; and/or

●	the company derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in a country outside the U.S.

The Fund may invest in debt securities of any maturity. The Fund may invest in restricted securities and private placements including securities issued under Rule 144A and/or Regulation S (“Regulation S Securities”).

The Fund may invest in debt-like instruments (for example, structured notes and equity baskets) that provide exposure to equity markets or indices. The Fund may invest in preferred stocks, asset-backed securities, debt instruments convertible into common stock, income trusts, and swaps. The Fund may invest in bank loans, which include floating and fixed-rate debt securities generally acquired as a participation interest in, or assignment of, a loan originated by a lender or financial institution. The Fund may invest in, enter into, or acquire participation in, delayed funding loans and revolving credit facilities.

The Fund may invest up to 20% of its net assets in global equity securities. The Fund may invest in equity warrants, index warrants, covered warrants, interest rate warrants and long term options of, or relating to, international issuers that trade on an exchange or over-the-counter (“OTC”).

To achieve its investment goal, the Fund uses derivatives under certain market conditions. The Fund may use derivatives as a substitute for taking a position or reducing exposure to underlying assets. The Fund expects that derivative instruments will include the purchase and sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. In complying with the minimum and maximum investment limitations set forth above, each Fund may include investments in derivatives with an underlying asset with economic characteristics similar to the investments included in such limitation.

Investment Restrictions

The Funds have certain similar investment restrictions; however, the Target Fund treats certain investment restrictions as fundamental that the Acquiring Fund treats as non-fundamental. For example, the Target Fund has a fundamental investment restriction to not invest more than 15% of the value of the Fund’s total assets in securities, which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations, whereas the Acquiring Fund is subject to the same restriction as a non-fundamental investment restriction.

If the shareholders of the Target Fund approve the Reorganization, ASII will manage the Combined Fund pursuant to the investment restrictions of the Acquiring Fund. The complete list of the investment restrictions of the Target Fund and the Acquiring Fund is set out in Exhibit B.

What class of shares will I receive upon the Reorganization?

If the Reorganization is approved and completed, holders of Target Fund shares will receive the same class of shares of the Acquiring Fund as they hold in the Target Fund.

What are the fees and expenses of the Fund and what can I expect them to be after the Reorganization?

The Institutional Class of the Target Fund and the Acquiring Fund are not subject to any sales charges, but Class A Shares of each Fund are subject to a front-end sales charge and a contingent deferred sales charge. Each Acquiring Fund is, and the Combined Fund will be, subject to a fee on accounts with balances below $1,000. After the Reorganization, Class A shares of the Combined Fund will be subject to any applicable sales charges, and the Combined Fund will be subject to a small account fee whereas the Target Fund is not subject to such a fee.

Expenses of a mutual fund are often measured by its expense ratio (i.e., the ratio of its total expenses for a year divided by its average daily net asset value over the same year). It is expected that the Combined Fund will have (i) a projected gross operating expense ratio for each class lower than that of the corresponding class of the Target Fund prior to the Reorganization, and (ii) a projected net operating expense ratio for each class equal to that of the corresponding class of the Target Fund prior to the Reorganization, after taking into account the contractual fee waiver and expense reimbursement arrangement. The Target Fund will be the accounting survivor of the Reorganization.

The following tables: (1) compare the fees and expenses for the Target Fund and the Acquiring Fund based on actual expenses for the semiannual period ended April 30, 2021; and (2) show the estimated fees and expenses for the Combined Fund on a pro forma basis after giving effect to the Reorganization. Certain information is not available for the Acquiring Fund because it is new. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the expense levels for the Target Fund and the Acquiring Fund and obtain a general idea of what the expense levels will be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by intermediaries directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown.

	Target Fund	Pro forma Combined Fund	Target Fund	Pro forma Combined Fund
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class A Shares	Institutional Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	3.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%[1]	None	None
Small Account Fee[2]	None	$20	None	$20
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None	None
Other Expenses	0.58%	0.43%	0.52%	0.38%
Acquired Fund Fees and Expenses[3]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.50%	1.35%	1.19%	1.05%
Less: Amount of Fee Limitations/Expense Reimbursements[4,5]	0.48%	0.33%	00.42%	0.28%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.02%	1.02%	0.77%	0.77%

1 Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid. This CDSC will not apply to any Class A shares of the Acquiring Fund received in the Reorganization.

2 Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Acquiring Fund to offset small account expenses. Under some circumstances, the Acquiring Fund may waive the quarterly fee. See the Acquiring Fund Statement of Additional Information for information about the circumstances under which this fee will not be assessed.

3 “Acquired Fund Fees and Expenses” are incurred indirectly by the Fund as a result of its investments in one or more funds, including exchange traded funds (ETFs), and these fees and expenses are not subject to the Fund’s fee waiver/expense reimbursement contract.

4 Aberdeen Investment Funds and Aberdeen Standard Investments Inc. (the “Adviser”) have entered into a written contract pursuant to which the Adviser will waive fees and reimburse expenses so that the Fund’s operating expenses do not exceed 0.75% for Institutional Class and 1.00% for Class A shares of the Target Fund, which may not be terminated before February 28, 2022 without approval from the Independent Trustees. This expense limitation excludes certain expenses, including interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Target Fund’s business. The Target Fund is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser; provided, however, that any reimbursements must be paid on a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in effect at the time fees were limited or expenses were paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser. The Adviser’s ability to recoup management fees previously limited and/or expenses previously paid by the Adviser with respect to the Target Fund will not continue after the Reorganization.

5 Aberdeen Funds (the “Trust”) and Aberdeen Standard Investments Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.75% for all classes of the Combined Fund. This contractual limitation may not be terminated before February 28, 2023 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees for Class A shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Example. These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares of that Fund at the end of those periods. It assumes a 5% return each year and no change in expenses or in the expense limitations for the Acquiring Fund, which will be in place until February 28, 2022, with respect to the Target Fund and February 28, 2023, with respect to the Acquiring Fund. Although your actual costs may be higher or lower based on these assumptions your costs would be:

ASSUMING YOU REDEEM YOUR SHARES:

The following table is based on amounts for the semiannual period ended April 30, 2021:

Class A	1 Year	3 Years	5 Years	10 Years
Target Fund	$104	$427	$773	$1,750
Pro Forma Combined Fund	$401	$671	$974	$1,834

Institutional Class	1 Year	3 Years	5 Years	10 Years
Target Fund	$79	$336	$614	$1,406
Pro Forma Combined Fund	$79	$296	$542	$1,248

How do the Funds’ portfolio turnovers compare?

The Funds pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Funds’ performance. The Target Fund’s portfolio turnover rate during its fiscal year ended October 31, 2020, expressed as a percentage of the average value of its portfolio, was 99%. Portfolio turnover information is not available for the Acquiring Fund because it is new.

How do the Funds’ performances compare?

Target Fund

The bar chart shows how the Target Fund’s annual total returns for Class A have varied from year to year. The table compares the Target Fund’s average annual total returns to the returns of the ICE BofA Merrill Lynch Global High Yield Constrained Index, a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Target Fund will perform in the future. For updated performance information, please visit https://www.aberdeenstandard.com/en-us/us/investor/fund-centre#literature or call 866-667-9231.

ASII became the adviser of the Target Fund on May 22, 2013.

Annual Total Returns – Class A Shares of the Target Fund
(Years Ended Dec. 31)

Year-to-Date Return of the Target Fund as of June 30, 2021: 3.25%

Highest Return: 12.44% - 2nd quarter 2020

Lowest Return: -15.45% - 1st quarter 2020

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns of the Target Fund as of December 31, 2020

	1 Year	5 Years	10 Years
Class A shares (inception date: 12/17/02) – Before Taxes	5.32%	6.56%	4.70%
Class A shares – After Taxes on Distributions	3.35%	4.27%	2.13%
Class A shares – After Taxes on Distributions and Sales of Shares	3.06%	4.00%	2.50%
Institutional Class shares (inception date: 1/30/03) – Before Taxes	5.61%	6.84%	4.97%
ICE BofA Merrill Lynch Global High Yield Constrained Index (hedged) (reflects no deductions for expenses or taxes)	6.48%	8.47%	7.08%

Acquiring Fund

Performance information is not available for the Acquiring Fund because it is new.

Who are the service providers?

ASII serves as the investment adviser to each of the Target Fund and the Acquiring Fund, and will serve as the investment adviser to the Combined Fund.

The Target Fund and Acquiring Fund have the same investment adviser, distributor, transfer agent, auditor and custodian. For more information about the investment advisory fees of the Target Fund and the Acquiring Fund and for a detailed description of the management of the Acquiring Fund and other service providers to the Acquiring Fund, please see “Comparison of the Target Fund and Acquiring Fund—Who manages the Funds?” and “—Who are the other service providers?” below.

What are the principal risks associated with investments in the Funds?

The risks identified below are the principal risks of investing in the Target Fund and the Acquiring Fund. Both Funds are subject to the same principal risks.

All investments have risks to some degree and it is possible that you could lose money by investing in a Fund. An investment in a Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee a Fund will achieve its investment objective. For more information on the risks associated with the Acquiring Fund, see the “Additional Information on Portfolio Instruments and Investment Policies” section of the Acquiring Funds’ Statement of Additional Information.

Each Fund is subject to the principal risks set out below.

The Global High Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. The following is a list of the principal risks of investing in the Fund (in alphabetical order after the first seven risks).

Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.

Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Fixed Income Securities Risk – Fixed income securities are subject to, among other risks, credit risk, extension risk, issuer risk, interest rate risk, market risk and prepayment risk.

High-Yield Bonds and Other Lower-Rated Securities Risk – The Fund’s investments in high-yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Management Risk – The Fund is subject to the risk that the Adviser may make poor security selections. The Adviser and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. If the Fund incurs losses from foreign currencies or foreign currency hedge positions, the Fund’s distributions could constitute a return of capital to shareholders for federal income tax purposes.

Asset-Backed Securities Risk – Like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Bank Loan Risk – There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, illiquid securities risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. Bank loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments resulting in the proceeds from the sale of such loans not being readily available to make additional investments or to meet a Fund’s redemption obligations. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns.

Credit Default Swap Risk – Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the Fund. Credit default swaps may in some cases be illiquid, and they may increase credit risk since the Fund may have exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited including, without limitation, as a result of general market conditions or Dodd-Frank and regulations thereunder, and these changes could adversely affect the Fund. Additionally, to the extent the Fund sells protection under credit default swap contracts, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap in the event of a default or similar event of the referenced debt obligation.

Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Derivatives Risk (including Options, Futures and Swaps) – Derivatives are speculative and may hurt the Fund’s performance. The potential benefits to be derived from the Fund’s options, futures and derivatives strategy are dependent upon the portfolio managers’ ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate.

Speculative Exposure Risk – To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk – Losses generated by a derivative or practice used by the Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk – The Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk – Derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Other Derivatives Risks – Fixed income derivatives are subject to interest rate risk. In addition, certain derivatives may be subject to illiquid securities risk, mispricing or valuation complexity, market risk and management risk. The Fund may need to sell portfolio securities at inopportune times to satisfy margin or payment obligations under derivatives investments. Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Emerging Markets Risk – A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies, municipalities or governments in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

Illiquid Securities Risk – Illiquid securities are assets that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the asset. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Illiquid and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Illiquid securities risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

The Adviser employs procedures and tests using third-party and internal data inputs that seek to assess and manage the liquidity of the Fund's portfolio holdings. These procedures and tests take into account the Fund's investment strategy and liquidity of portfolio investments during both normal and foreseeable stressed conditions, cash-flow projections during both normal and reasonable foreseeable stressed conditions, relevant market, trading and other factors, and monitor whether liquidity should be adjusted based on changed market conditions. These procedures and tests are designed to assist the Fund in determining its ability to meet redemption requests in various market conditions. In light of the dynamic nature of markets, there can be no assurance that these procedures and tests will enable the Fund to ensure that it has sufficient liquidity to meet redemption requests.

Interest Rate Risk – The Fund's fixed income investments are subject to interest rate risk, which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund's net assets. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

LIBOR Risk – The risk that potential changes related to the use of the London Interbank Offered Rate (‘‘LIBOR’’) could adversely affect financial instruments that reference LIBOR as a benchmark interest rate. While some instruments may contemplate a scenario when LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments provide for an alternative rate, and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR, especially those that do not have fallback provisions.

Private Placements and Other Restricted Securities Risk – Investments in private placements and other restricted securities, including Regulation S Securities and Rule 144A Securities, could have the effect of increasing the Fund’s level of illiquidity. Private placements and restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at prices reflecting their true value.

Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Sovereign Debt Risk – Periods of economic and political uncertainty may result in the illiquidity and increased price volatility of a foreign government’s debt securities held by the Fund and impact an issuer’s ability and willingness to pay interest or repay principal when due. The Fund may have limited recourse to compel payment in the event of a default. A foreign government’s default on its debt securities may cause the value of securities held by the Fund to decline significantly. Sovereign debt risk is increased for emerging market issuers. The Fund may also invest in obligations issued or guaranteed by supranational entities, such as the World Bank. Supranational entities have no taxing authority and are dependent on their members for payments of interest and principal. If one or more members of a supranational entity fails to make necessary contributions, the entity may be unable to pay interest or repay principal on its debt securities. Political changes in principal donor nations may unexpectedly disrupt the finances of supranational entities.

Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Variable and Floating Rate Securities Risk – For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. Variable rate demand obligations (“VRDOs”) are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

If the value of the Fund’s investments decreases, you may lose money.

REASONS FOR THE REORGANIZATIONS

Background

ASII, the investment adviser to the Target Funds and each Acquiring Fund, proposed each Reorganization because ASII believes that each Reorganization would allow shareholders of the Target Funds to benefit from economies of scale able to be realized by being shareholders of the Acquiring Funds, which are series within a larger trust with common service providers and certain shared trust-wide expenses. ASII believes that each Reorganization is in the best interests of the Target Funds’ shareholders.

Board Consideration of the Reorganizations

At a meeting held on June 21, 2021, all the Trustees of the Target Funds Board, including the Trustees who are not “interested persons” of the Target Funds, as such term is defined in the 1940 Act (the “Independent Trustees”), considered and approved each Reorganization Agreement. For the reasons more fully described below, the Board determined that the Reorganizations were in the best interests of the Target Funds and their shareholders as a means to provide shareholders of the Target Funds a tax-free reorganization in order to realize the economies of scale available and to rationalize fixed costs, which may potentially deliver cost savings to shareholders of the Target Funds and operational efficiencies for ASII. At the meeting and throughout the course of the Board’s considerations of these matters, the Independent Trustees were advised by an independent legal counsel that is experienced in 1940 Act matters. The Board of Trustees of Aberdeen Funds (the “Acquiring Fund Board”) also approved the Reorganization Agreements on behalf of the Acquiring Funds.

If shareholders approve the Reorganization Agreements, any shareholder may redeem his or her shares at any time prior to the Reorganizations. ASII informed the Board that it believes that the Reorganizations are in the best interests of shareholders of the Target Funds. Shareholders of the Acquiring Funds following the completion of the Reorganizations can expect to pay lower or equal to gross and net expenses than those now paid by Target Fund shareholders.

After considering various other factors, as described below, the Board concluded that under the circumstances, it would be in the best interests of shareholders to approve the Reorganizations.

Before approving the Reorganization Agreements, the Trustees evaluated information provided by management of the Funds and reviewed various factors about the Target Funds, the Acquiring Funds and the Reorganizations.

When evaluating each Reorganization Agreement, the Board considered the following factors, among others:

•	the fact that discontinuation of the Total Return Bond Fund, another series of the Trust, would result in the Trust’s fixed expenses being spread over a much diminished asset base;

•	the expectation that the Combined Fund will have (i) a projected gross operating expense ratio for each class lower than that of the corresponding class of the corresponding Target Fund prior to the Reorganization, and (ii) a projected net operating expense ratio for each class lower than or equal to that of the corresponding class of the Target Fund prior to the Reorganization, after taking into account the contractual fee waiver and expense reimbursement arrangement;

•	the Target Fund’s performance history;

•	the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes;

•	the terms and conditions of the Reorganization;

•	the fact that there are differences in governance between Aberdeen Investment Funds and Aberdeen Funds, including, among other things, the structure of legal representation;

•	the fact that the Reorganization would not result in the dilution of shareholders’ interests;

•	the fact that ASII or its affiliates will bear costs arising in connection with the Reorganization including, but not limited to, proxy preparation and proxy solicitation costs, printing costs, legal fees and costs of the Reorganization (shareholders will continue to pay brokerage or trading expenses, including those related to securities sold following the Reorganization);

•	the fact that the Acquiring Fund will assume all of the liabilities of the Target Fund;

•	alternatives available to shareholders of the Target Fund, including the ability to redeem their shares daily; and

•	the feasibility of other alternatives, including the continued operation of the Target Fund.

After considering various other factors, as described above, the Board concluded that under the circumstances, it would be in the best interests of shareholders to offer the Reorganizations for shareholder approval.

The determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to the various conclusions. Consequently, the Board approved the Reorganization Agreements and directed that the Reorganization Agreements be submitted to shareholders of the Target Funds for approval.

Each Reorganization Agreement is subject to certain closing conditions and termination rights, including the Board’s right to terminate the Reorganization Agreement if it determines that proceeding with the Reorganization is inadvisable for the Target Fund and the Acquiring Fund Board’s right to terminate the Reorganization Agreement if it determines that proceeding with the Reorganization is inadvisable for the Acquiring Fund.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU CONSIDER VOTING FOR PROPOSAL 1.

INFORMATION ABOUT THE REORGANIZATIONS AND THE REORGANIZATION AGREEMENTS

The following is a summary of each Reorganization Agreement and is qualified in its entirety by reference to the form of Reorganization Agreement, a copy of which is attached as Exhibit A to this Proxy Statement/Prospectus and is incorporated herein by reference.

How are shares priced?

The Funds value their securities at current market value or fair value, consistent with regulatory requirements.  “Fair value” is defined in the Funds’ Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Open-end mutual funds are valued at the respective net asset value as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.  Closed-end funds and ETFs are valued at the market price of the security at the Valuation Time.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined confidence threshold.

Long-term fixed income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Funds’ Board of Trustees. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by the Adviser generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower, or occasionally, higher prices than institutional round lot trades. Short-term fixed income securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value.

Derivative instruments are generally valued according to the following procedures. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation.  Futures contracts are generally valued at the most recent settlement price as of NAV determination.  Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).  When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by the Funds’ Pricing Committee, taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Funds’ Board of Trustees.

What are the sales load, redemption fee and Rule 12b-1 arrangements for the Funds?

Class A Shares. Class A shares of the International Sustainable Leaders Fund and of the Global Equity Impact Fund are subject to a maximum sales charge of 5.75%. Class A shares of the Global High Income Fund are subject to a maximum sales charge of 3.00%.

The sales charge is calculated as a percentage of the offering price for Class A shares. Sales charges are reduced as the amount increases, provided the amount invested reaches certain specified levels. There is no sales charge on Target Fund or Acquiring Fund Class A shares on purchases of $1,000,000 or more, but Class A shares may be subject to a contingent deferred sales load of 1.00% if a redemption is made within 18 months of purchase if no sales charge was paid on the original purchase and a finder’s fee was paid. Target Fund shareholders that receive Class A shares of the Acquiring Fund in the Reorganization will not pay the applicable front-end sales charge of Class A shares of the Acquiring Fund and will not be subject to any contingent deferred sales charge on Class A shares of the Acquiring Fund with respect to such shares. However, Class A shares of the Acquiring Fund purchased after the Reorganization will be subject to any applicable sales charges. Class A shares of the Target Fund and the Acquiring Fund are subject to a Rule 12b-1 fee at an annual rate of 0.25% of each Fund’s average daily net assets attributable to its respective Class A shares.

Institutional Class Shares. Institutional Class shares of the Target Fund and the Acquiring Fund are offered at net asset value with no front-end or contingent deferred sales charge and are not subject to a Rule 12b-1 fee.

Redemption Fees. The Target Fund and the Acquiring Fund do not charge redemption fees.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Target Fund or the Acquiring Fund through a broker-dealer or other financial intermediary (such as a bank), the Funds, the Adviser and/or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Funds over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

How do the Funds’ purchase, redemption and exchange policies and procedures and dividend policies compare?

The Target Fund’s and Acquiring Fund’s purchase, redemption and exchange policies and procedures are the same. The Target Fund and the Acquiring Fund declare and distribute its net investment income, if any, to shareholders as dividends annually. For more information, see “Comparison of the Target Fund and Acquiring Fund—How do the Funds’ dividends and distributions, purchase, redemption and exchange policies differ?” and “Additional Information About the Acquiring Fund.”

Where can I find more financial information about the Funds?

Each Target Fund’s Annual Report, which is incorporated herein by reference, show per share information for each of the past five fiscal years. The Annual Reports also contain a discussion of the applicable Target Fund’s performance during the past fiscal year. These documents also are available upon request. (See “Contacting Aberdeen Funds”).

How will each Reorganization be carried out?

Each Reorganization must be approved by the Target Fund’s shareholders. In the event the Target Fund fails to receive sufficient votes for approval of the Reorganization, the Board of the Target Fund will consider other options.

If the shareholders of the Target Fund approve the Reorganization, the Reorganization will take place after the parties to the Reorganization Agreement satisfy various conditions. The Reorganization Agreement contains a number of conditions that must be met before either the Target Fund or the Acquiring Fund is obligated to proceed with the Reorganization. These include, among others, that (1) the Funds receive from the Funds’ counsel certain opinions supporting the representations and warranties made by each party regarding legal status and compliance with certain laws and regulations (including an opinion from special counsel to Aberdeen Funds that the shares issued in the Reorganization will be validly issued, fully paid and non-assessable); (2) both the Target Fund and the Acquiring Fund receive from Aberdeen Funds’ counsel the tax opinion described below under “What are the federal income tax consequences of the Reorganization?”; and (3) each of the Target Fund and the Acquiring Fund receive certain certificates from the other Fund’s officers concerning the continuing accuracy of its representations and warranties made in the Reorganization Agreement. The Reorganization Agreement contains a number of representations and warranties made by the Target Fund to the Acquiring Fund related to, among other things, its legal status, compliance with laws and regulations and financial position and also contains similar representations and warranties made by the Acquiring Fund to the Target Fund.

If the shareholders of the Target Fund approve the Reorganization Agreement and various conditions are satisfied, the Target Fund will deliver to the Acquiring Fund all of its assets and liabilities on the closing date of the Reorganization. In the exchange, the Target Fund will receive the Acquiring Fund’s shares to be distributed pro rata to the Target Fund’s shareholders. Each shareholder of the Target Fund will receive the number of full and fractional shares of the Acquiring Fund and share class equal in value to the value of the shares of the Target Fund as follows:

Target Fund	Acquiring Fund
Class A	Class A
Institutional Class	Institutional Class

The Reorganization is scheduled to occur on a date agreed to by the parties to the Reorganization Agreement (hereafter, the “Closing Date”), which is currently expected to be on or about October 22, 2021. The value of the assets of the Target Fund will be the value of such assets as of the close of business of the Exchange (normally 4:00 p.m., Eastern time). The net asset value of a Target Fund share will be determined in accordance with the procedures described in the Acquiring Fund’s Statutory Prospectus and the Acquiring Fund’s Statement of Additional Information and in accordance with the Acquiring Fund’s valuation procedures.

The liquidation and distribution with respect to each class of the Target Fund’s shares will be accomplished by the transfer of the Acquiring Fund shares then credited to the account of the Target Fund on the books of the Acquiring Fund to newly-opened accounts on the books of that Acquiring Fund in the names of the Target Fund shareholders. All issued and outstanding shares of the Target Fund will simultaneously be canceled on the books of the Target Fund. The Acquiring Fund will not issue certificates representing the Acquiring Fund shares issued in connection with such exchange.

After such distribution, the Target Fund will take all necessary steps under the 1940 Act, applicable state law, its governing instruments, and any other applicable law to cease operating as an investment company, to cease the continuous offering of its shares, and to liquidate and dissolve.

The Reorganization Agreement may be amended as deemed necessary by the authorized officers of the Target Fund or the Acquiring Fund, provided that following the Meeting no amendment may change the provisions for determining the number of shares to be issued to Target Fund shareholders to the detriment of shareholders without their further approval. The Reorganization Agreement may be terminated at any time at or prior to the Closing Date by a vote of a majority of the Board of Trustees of the Board or the Acquiring Fund Board.

ASII currently anticipates that there will be no portfolio realignment after each Reorganization because the Target Funds and the Acquiring Funds will be managed pursuant to the same investment objectives, strategies and policies. Any realignment of a portfolio may result in capital gains or losses, which may have federal income tax consequences.

If the Reorganization is approved and you do not wish to have your Target Fund shares exchanged for shares of the Acquiring Fund, you may redeem your shares prior to the completion of the Reorganization. If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Who will pay the expenses of each Reorganization?

ASII or its affiliates will bear costs arising in connection with the Reorganizations including, but not limited to, proxy preparation and proxy solicitation costs, printing costs, legal fees and costs of the Reorganizations. Shareholders will continue to pay brokerage or trading expenses, including those related to securities sold following the Reorganizations.

What are the federal income tax consequences of each Reorganization?

Treatment as a Tax-Free Reorganization. The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. Based on certain assumptions made and representations to be made on behalf of the Target Fund and the Acquiring Fund, it is expected that Dechert LLP will provide a legal opinion substantially to the effect that, for federal income tax purposes:

•	the transfer of all of the Target Fund’s assets to the Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund, followed by the distribution by the Target Fund of such Acquiring Fund shares to shareholders of the Target Fund in complete liquidation of the Target Fund, all pursuant to the Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•	no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Target Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund;

•	no gain or loss will be recognized by the Target Fund upon the transfer of the Target Fund’s assets to the Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund or upon the distribution of the Acquiring Fund shares to the Target Fund’s shareholders in exchange for their shares of the Target Fund;

•	no gain or loss will be recognized by shareholders of the Target Fund upon the exchange of their Target Fund shares of common stock for the Acquiring Fund shares or upon the assumption by the Acquiring Fund of the liabilities of the Target Fund;

•	the aggregate tax basis of the Acquiring Fund shares received by each of the Target Fund’s shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Target Fund shares of common stock held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund shares to be received by each Target Fund shareholder will include the period during which the Target Fund shares of common stock exchanged therefor were held by such shareholder (provided that such Target Fund shares of common stock were held as capital assets on the date of the Reorganization); and

•	the tax basis of the Target Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Target Fund immediately prior to the Reorganization and the holding period of the assets of the Target Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Target Fund.

ASII has not sought a tax ruling from the IRS. Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but does not qualify as a tax free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in the Target Fund shares and the fair market value of the shares of the Acquiring Fund it received.

Tracking Your Basis and Holding Period; State and Local Taxes. After the Reorganization of the Target Fund, you will continue to be responsible for tracking the adjusted tax basis and holding period for your shares of the Acquiring Fund for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Reorganization because the discussion above only relates to the federal income tax consequences.

If the Reorganization is approved and you do not wish to have your Target Fund shares exchanged for shares of the Acquiring Fund, you should redeem your shares prior to the completion of the Reorganization. If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

What should I know about shares of each Acquiring Fund?

If a Reorganization is approved by the Target Fund’s shareholders, full and fractional shares of the corresponding Acquiring Fund will be distributed to shareholders of the Target Fund in accordance with the procedures described above. When issued, each share will be validly issued, fully paid, and non-assessable and will have no pre-emptive or conversion rights. The shares of the Acquiring Fund will be recorded electronically in each shareholder’s account. The Acquiring Fund will then send a confirmation to each shareholder. As of the Closing Date, outstanding certificates, if any, representing shares of the Target Fund will be canceled.

What are the capitalizations of the Funds and what might the capitalizations be after each Reorganization?

The capitalization table below this paragraph sets out, as of August 16, 2021, the capitalizations of the Target Fund and the Acquiring Fund, and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization. The following are examples of the number of shares of the Acquiring Fund that would be exchanged for the shares of the Target Fund if the Reorganization were consummated on August 16, 2021, and do not reflect the number of shares or value of shares that would actually be received if the Reorganization occurs. Each shareholder of the Target Fund will receive the number of full and fractional shares of the Acquiring Fund equal in value to the value (as of the last Business Day prior to the Closing Date) of the shares of the Target Fund.

	International Sustainable Leaders Fund (Target) (unaudited)	International Sustainable Leaders Fund (Acquiring) (unaudited)	Pro forma Adjustments to Capitalization (unaudited)	International Sustainable Leaders Fund after Reorganization (Combined Fund) (estimated)
Net Assets
Class A	$124,149,947	$124,149,947	$0	$124,149,947
Institutional	$25,269,264	$25,269,264	$0	$25,269,264
	$149,419,211	$149,419,211	0	$149,419,211
Shares Outstanding
Class A	3,533,958	3,533,958	0	3,533,958
Institutional	699,138	699,138	0	699,138
	4,233,096	4,233,096	0	4,233,096
Net Asset Value per Share
Class A	$35.13	$35.13		$35.13
Institutional	$36.14	$36.14		$36.14

	Global Equity Impact Fund (Target) (unaudited)	Global Equity Impact Fund (Acquiring) (unaudited)	Pro forma Adjustments to Capitalization (unaudited)	Global Equity Impact Fund after Reorganization (Combined Fund) (estimated)
Net Assets
Class A	$42,532,371	$42,532,371	$0	$42,532,371
Institutional	$32,216,615	$32,216,615	$0	$32,216,615
	$74,748,986	$74,748,986		$74,748,986
Shares Outstanding
Class A	2,358,493	$2,358,493	$0	$2,358,493
Institutional	1,783,604	$1,783,604	$0	$1,783,604
	4,142,097	$4,142,097		$4,142,097
Net Asset Value per Share
Class A	$18.03	$18.03		$18.03
Institutional	$18.06	$18.06		$18.06

	Global High Income Fund (Target) (unaudited)	Global High Income Fund (Acquiring) (unaudited)	Pro forma Adjustments to Capitalization (unaudited)	Global High Income Fund after Reorganization (Combined Fund) (estimated)
Net Assets
Class A	$84,936,518	$84,936,518	$0	$84,936,518
Institutional	$52,049,577	$52,049,577	$0	$52,049,577
	$136,986,095	$136,986,095		$136,986,095
Shares Outstanding
Class A	9,458,230	9,458,230	0	9,458,230
Institutional	6,293,975	6,293,975	0	6,293,975
	17,535,070	17,535,070	0	17,535,070
Net Asset Value per Share
Class A	$8.98	$8.98		$8.98
Institutional	$8.27	$8.27		$8.27

COMPARISON OF TARGET FUND AND ACQUIRING FUND

Who manages the Funds?

ASII, a Delaware corporation formed in 1993, began serving as the investment adviser to each Target Fund on May 22, 2013. ASII’s principal place of business is located at 1900 Market Street, Suite 200, Philadelphia, Pennsylvania 19103. ASII manages and supervises the investment of each Fund’s assets on a discretionary basis.

ASII is a wholly-owned subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which has its registered offices at 10 Queen’s Terrace, Aberdeen, Scotland AB10 1YG. Aberdeen PLC is a direct wholly-owned subsidiary of abrdn plc ("abrdn"), formerly known as Standard Life Aberdeen plc, which has registered offices at 1 George Street, Edinburgh, Scotland EH2 2LL. abrdn manages or administers approximately $641.3 billion in assets as of June 30, 2021. abrdn and its affiliates provide asset management and investment solutions for clients and customers worldwide and also have a strong position in the pensions and savings market. The asset management business of abrdn operates under the name and is herein referred to collectively as Aberdeen Standard Investments.

In rendering investment advisory services, the Adviser and sub-adviser, described below, may use the resources of investment advisor subsidiaries of abrdn. These affiliates have entered into a memorandum of understanding / personnel sharing procedures (“MOU”) pursuant to which investment professionals from each affiliate may render portfolio management and research services to U.S. clients of the abrdn affiliates, including the Funds, as associated persons of the Adviser. No remuneration is paid by the Funds with regards to the MOU.

Aberdeen Asset Managers Limited (“AAML”), a Scottish Company, serves as sub-adviser to the International Sustainable Leaders Fund and the Global Equity Impact Fund. AAML’s registered office is located at 10 Queen’s Terrace, Aberdeen, Scotland AB10 1YG. AAML is responsible for the day-to-day management of the Acquiring Fund. To the extent that AAML does not have management over a specific portion of the Acquiring Fund’s assets, AAML will assist the Adviser with oversight for the Acquiring Fund. When a portfolio management team from AAML is allocated a specific portion of the Acquiring Fund’s assets to manage, it will receive a fee from the Adviser for its investment management services. AAML is an affiliate of the Adviser and wholly owned by Aberdeen PLC.

Portfolio Manager Information

Aberdeen International Sustainable Leaders Fund

The Target Fund and the Acquiring Fund are managed by the Global Equity Team. The Global Equity Team works in a truly collaborative fashion; all team members have both portfolio construction and research responsibilities. The team works in an open floor plan environment in an effort to foster communication among all members. The Adviser and sub-adviser utilize a team, rather than an individual approach, because it believes the team brings both greater depth and experience to the portfolio management process. Depth of team members allows the Adviser and sub-adviser to perform the diligent research required by the Adviser’s process. The experience of senior managers provides the confidence needed to take a long-term view.

The team is jointly and primarily responsible for the day-to-day management of the Target Fund, with the following members having the most significant responsibility for the day-to-day management of the Target Fund and the Acquiring Fund: Joanna McIntyre, Investment Director; Dominic Byrne, CFA®, Head of Global Equities; and Ella-Kara Brown, Investment Director. The Combined Fund will be managed by the Global Equity Team following the Reorganization.

Aberdeen Global Equity Impact Fund

The Target Fund and the Acquiring Fund are managed by the Global Equity Team. The Global Equity Team works in a truly collaborative fashion; all team members have both portfolio construction and research responsibilities. The team works in an open floor plan environment in an effort to foster communication among all members. The Adviser and sub-adviser utilize a team, rather than an individual approach, because it believes the team brings both greater depth and experience to the portfolio management process. Depth of team members allows the Adviser and sub-adviser to perform the diligent research required by the Adviser’s process. The experience of senior managers provides the confidence needed to take a long-term view. The team is jointly and primarily responsible for the day-to-day management of the Target Fund and the Acquiring Fund, with the following members having the most significant responsibility for the day-to-day management of the Target Fund and the Acquiring Fund: Dominic Byrne, CFA®, Head of Global Equities and Sarah Norris, Investment Director. The Combined Fund will be managed by the Global Equity Team following the Reorganization.

Aberdeen Global High Income Fund

The Target Fund and the Acquiring Fund are managed by the Global High Yield Team. The Fund’s investment team employs a fundamental, bottom-up investment process, which is characterized by intensive first-hand research that includes a detailed evaluation of issuers and securities. The team works in an open floor plan environment in an effort to foster communications among all members. The Adviser utilizes a team rather than an individual approach, because it believes the team brings both greater depth and experience to the portfolio management process. Depth of team members allows the Adviser to perform the diligent research required by the Adviser’s process. The experience of senior managers provides the confidence needed to take a long-term view. The team is jointly and primarily responsible for the day-to-day management of the Target Fund and the Acquiring Fund, with the following members having the most significant responsibility for the day-to-day management of the Target Fund and the Acquiring Fund: Ben Pakenham, Head of Euro High Yield and Loans; Erlend Lochen, Head of North American Fixed Income and Global High Yield; George Westervelt, CFA®, Head of US High Yield Research; Matthew Kence, Investment Director; and Arthur Milson, Investment Director. The Combined Fund will be managed by the Global High Yield Team following the Reorganization

Portfolio Manager Biographies

Dominic Byrne, CFA®, Head of Global Equities. Dominic is Head of the Global Equity Team at Aberdeen Standard Investments. Dominic joined Standard Life in 2000 as part of our UK Equity Team. In December 2008, he joined the Global Equity Team and has managed a range of global equity strategies. Dominic graduated with a MEng in Engineering Science and is a CFA Charterholder.

Joanna McIntyre, CFA®, Investment Director. Joanna is an Investment Director in the Global Equity Team at Aberdeen Standard Investments. Joanna joined Standard Life in 2010 on the graduate program from Ernst and Young where she qualified as a Chartered Certified Accountant in 2009. She has worked across several areas of the business including Marketing, Product Development and the Real Estate Investment Specialists before joining the Multi-Asset Investment Specialists in early 2013. In January 2015, Joanna joined the Asia & GEM Equity Team before transferring to the Global Equity Team in April 2018. Joanna graduated with a MA in in Econometrics and Information Technology from University of Szczecin, Poland. Additionally she is a Chartered Certified Accountant, ACCA; holds the Investment Management Certificate and is a CFA Charterholder.

Ella-Kara Brown, Investment Director. Ella-Kara Brown is an Investment Director on the Global Equity Team at Aberdeen Standard Investments. Ella-Kara joined Aberdeen's Private Equity Division in 2005 and was an SRI Analyst since January 2007. Previously, Ella-Kara worked at Corporate Finance firm Adam Smith, where she completed her examinations for corporate finance advisory. Ella-Kara graduated with a first class BA (Hons) in Financial Services from Napier University, Edinburgh.

Sarah Norris, Investment Director. Sarah is an Investment Director within the European Equity Team at Aberdeen Standard Investments. She is responsible for providing research coverage of the Healthcare Equipment & Services and Software & Computer Services sectors, and she is also the lead portfolio manager on the European Ethical Equity Fund and co-portfolio manager of the management of the Global Equity Impact Strategy for Aberdeen Standard Investments. Sarah joined Standard Life in 2011 from Referendum Ready, a non-profit campaign that partnered with the Government of Southern Sudan Mission prior to independence. She continues to work with Impact Sudan, a non-profit organization based in the US that supports education and community development projects in South Sudan. Sarah graduated with a MA in in International Relations and MLitt Post Graduate studies, both from St Andrews University.

Ben Pakenham, Head of Euro High Yield and Loans. Ben Pakenham is Head of Euro High Yield and Loans. Ben joined Aberdeen Standard Investments in 2011 from Henderson Global Investors where he was the lead fund manager on the Extra Monthly Income Bond Fund and a named manager on various other credit portfolios including the High Yield Monthly Income Bond Fund. Previously, Ben worked for New Star Asset Management as a high yield analyst and assistant fund manager. Ben holds a BS (Hons) in History from Leeds Metropolitan University.

Erlend Lochen, Head of North American Fixed Income and Global High Yield. Erlend Lochen is Head of North American Fixed Income and Global High Yield at Aberdeen Standard Investments. Erlend joined Standard Life Investments in 2001 as a Credit Analyst. In 2004, he became the joint fund manager of the Higher Income Fund (Pan European high yield). Erlend relocated to Boston in 2009 and was appointed head of US credit and Global High Yield. Prior to Standard Life Investments, Erlend worked with a number of companies, including Skandinaviska Enskilda Banken, Barclays Capital and Merrill Lynch. Erlend earned an MSc in industrial Engineering from the Norwegian Institute of Technology.

George Westervelt, CFA®, Head of US High Yield Research. George Westervelt is Head of US High Yield Research and is one of the Portfolio Managers on the team that manages the Global High Yield strategies. He joined Aberdeen Standard Investments in 2009 as a Credit Analyst and joined the portfolio management group in 2011. Additionally, George has research coverage responsibilities for the High Yield Electric sector. Prior to joining ASI, George worked at MFS Investment Management in Boston and Citigroup in New York. He earned a BA in English from the University of Vermont and is a CFA Charterholder.

Matthew Kence, Investment Director. Matthew is an Investment Director – Global High Yield at Aberdeen Standard Investments. Matthew is one of the Portfolio Managers on the Global High Yield strategy and is also one of the Portfolio Managers on the US Hybrid Income fund. He is also responsible for covering U.S. credits in the E&P portion of the Energy sector. Matthew joined Standard Life in 2003 from Gannett Welsh & Kotler where he was Vice President – Credit.

Arthur Milson, Investment Director. Arthur Milson is an Investment Director at Aberdeen Standard Investments. He is a Portfolio Manager within the Credit team. In addition to being one of the Portfolio Managers on the Global High Yield strategy, he also manages European High Yield and Multi Asset Credit portfolios. Prior to joining Standard Life Investments, Arthur was at HBOS where he worked in leveraged finance, providing debt and equity funding to Management Buyout transactions. His sector responsibilities include Packaging and Environmental companies within European High Yield. Arthur is a member of the Association of Chartered Accountants (ACA) and holds a Postgraduate Diploma Commerce, Wollongong Australia and BSc Hons Immunology, University of Edinburgh.

What management fees do the Funds pay?

The management fees paid by the Aberdeen International Sustainable Leaders Fund and the Aberdeen Global Equity Impact Fund are higher than those paid by the corresponding Acquiring Funds at each breakpoint in the management fee rate. The management fees paid by the Aberdeen Global High Income Fund are the same as those paid by the corresponding Acquiring Fund at each breakpoint in the management fee rate.

The annual investment advisory fee for each Target Fund and the corresponding Acquiring Fund, as a percentage of the Fund’s average daily net assets, is listed as follows.

	Advisory Fee Target Fund	Advisory Fee Acquiring Fund
International Sustainable Leaders Fund	• 0.80% on assets up to $500 million; • 0.78% on assets of $500 million up to $2 billion; • 0.75% on assets of $2 billion and more	• 0.75% on assets up to $500 million; • 0.73% on assets of $500 million up to $2 billion; • 0.70% on assets of $2 billion and more
Global Equity Impact Fund	• 0.80% on assets up to $500 million; • 0.78% on assets of $500 million up to $2 billion; • 0.75% on assets of $2 billion and more	• 0.75% on assets up to $500 million; • 0.73% on assets of $500 million up to $2 billion; • 0.70% on assets of $2 billion and more
Global High Income Fund	• 0.65% on assets up to $5 billion; • 0.63% on assets of $5 billion up to $7.5 billion; • 0.60% on assets of $7.5 billion up to $10 billion • 0.59% on assets of $10 billion and more	• 0.65% on assets up to $5 billion; • 0.63% on assets of $5 billion up to $7.5 billion; • 0.60% on assets of $7.5 billion up to $10 billion • 0.59% on assets of $10 billion and more

ASII has contractually agreed to reimburse each Target Fund for certain expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of the Fund’s business) that exceed the annual rates and the average daily net assets of the Class A shares and Institutional Class shares, respectively, as listed below. This contractual limitation may not be terminated before February 28, 2022, without the approval of the Independent Trustees.

The Adviser has contractually agreed to reimburse the Global High Income Fund for certain expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of the Fund’s business) that exceed the annual rate of 1.00% and 0.75% of the average daily net assets of the Class A shares and Institutional Class shares, respectively.

The Adviser has contractually agreed to reimburse the International Sustainable Leaders Fund and Global Equity Impact Fund for certain expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of the Funds’ business) that exceed the annual rate of 1.10% of the average daily net assets of Institutional Class shares and 1.35% for Class A shares of each Fund.

The Adviser has entered through February 28, 2023, into a separate written expense limitation agreement with Aberdeen Funds on behalf of the Acquiring Funds. The expense limitations exclude taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees for Class A shares, transfer agent out-of-pocket expenses for Class A shares and Institutional Class shares and extraordinary expenses. This contractual limitation may not be terminated before February 28, 2023, without the approval of the Independent Trustees. Pursuant to the expense limitation agreement, the Adviser has contractually agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, of the Acquiring Funds as follows:

Name of Fund	Expense Limitation
Aberdeen International Sustainable Leaders Fund	0.90%
Aberdeen Global Equity Impact Fund	0.90%
Aberdeen Global High Income Fund	0.75%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement for the Target Fund is available in the Target Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2020. A discussion regarding the basis for the Acquiring Fund Board’s approval of the investment advisory and subadvisory agreements for the Acquiring Fund is available in the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2020.

Who are the other service providers?

The Funds have certain of the same service providers, but differ as to others, as detailed below.

Administrator and Custodian

Each Target Fund. Pursuant to the Administration Agreement State Street Bank and Trust Company (“State Street”), which is located at One Iron Street, Boston, MA 02210, serves as Administrator to the Target Fund. Pursuant to the Master Custodian Agreement, State Street, which is located at 1 Heritage Drive, 3rd Floor, North Quincy, MA 02171, serves as Custodian to the Target Fund.

For its services as custodian and for administrative, fund accounting and other services, the Target Fund pays State Street an annual fee based on the Funds’ net assets equal to 0.003% for custodian services and 0.05% of the first $10 billion of net assets, 0.02% of the next $10 billion of net assets and 0.01% of net assets over $20 billion for administrative and fund accounting services. In addition, the Target Fund pays an annual fee of $3,000 for each share class in excess of one. The Target Fund is subject to an annual minimum fee of $80,000. Prior to January 1, 2018, for its services as custodian and for administrative, fund accounting and other services, the Target Fund paid State Street an annual fee based on the Target Fund’s net assets equal to 0.01%. In addition, the Target Fund paid an annual fee of $5,000 for each share class in excess of two.

Each Acquiring Fund. Under the terms of a Fund Administration Agreement, ASII provides various administrative and accounting services, including daily valuation of the Acquiring Fund’s shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Acquiring Fund Board. ASII is located at 1900 Market Street, Suite 200, Philadelphia, Pennsylvania 19103. Fees are computed daily and payable monthly on the first business day of each month and are set at 0.08% of all assets.

Aberdeen Funds has entered into an Amended and Restated Master Custodian Agreement (the “Custody Agreement”) with State Street, which is located at 1 Heritage Drive, 3rd Floor, North Quincy, MA 02171, whereby State Street provides custody and fund accounting services for its series, including the Acquiring Fund. Aberdeen has entered into a Sub-Administration Agreement with State Street whereby State Street will provide certain administration services to the Acquiring Fund. For the administration services provided by State Street to the Acquiring Fund, ASII pays State Street an asset-based fee that is calculated based on the assets of certain registered and unregistered funds and segregated accounts advised by the Adviser and its affiliates, plus certain out-of-pocket expenses, subject to a minimum fee.

Transfer Agent

Each Fund has entered into a Transfer Agency and Service Agreement with DST Asset Manager Solutions (“DST”) 333 West 11th Street, Kansas City, MO 64105, whereby DST provides transfer agent and dividend disbursement agent services.

Auditors

KPMG LLP serves as the Target Funds’ and the Acquiring Funds’ independent registered public accounting firm and is located at 1601 Market Street, Philadelphia, PA 19103.

Distributor

Aberdeen Fund Distributors LLC (“AFD”), an affiliate of ASII, located at 1900 Market Street, Suite 200, Philadelphia, Pennsylvania 19103, serves as the Target Fund’s and the Acquiring Fund’s primary distributor. AFD is affiliated with the Funds’ Adviser.

How do the Funds differ with respect to sales charges, Rule 12b-1 plans, administrative service fees and transfer agent out-of-pocket expenses?

Sales Charges

Neither class of shares of the Target Funds is subject to any sales charges, and the Institutional Class of the Acquiring Fund is not subject to any sales charges. There is a maximum sales charge of 5.75% for Class A shares of the International Sustainable Leaders Acquiring Fund and Global Equity Impact Acquiring Fund and 3.00% for Class A shares of the Global High Income Acquiring Fund. Target Fund shareholders that receive Class A shares of the Acquiring Fund in each Reorganization will not pay the applicable front-end sales charge of Class A shares of the Acquiring Fund and will not be subject to any contingent deferred sales charge on Class A shares of the Acquiring Fund with respect to such shares. However, Class A shares of the Acquiring Fund purchased after the Reorganization will be subject to any applicable sales charges. For more information on the sales charges of Class A of the Acquiring Fund, see Exhibit C to this Proxy Statement/Prospectus.

Rule 12b-1 Plans

Target Funds. The Target Funds have adopted a Distribution Plan under Rule 12b-1 under the 1940 Act, which permits Class A shares of the Target Fund to compensate the Fund’s distributor or any other entity approved by the Target Fund Board (collectively, “payees”) for expenses associated with distribution-related and/or shareholder services provided by such entities. These fees are paid to the Target Fund’s distributor and are either kept or paid to your financial advisor or other intermediary for distribution and shareholder services.

Institutional Class shares pay no 12b-1 fees.

Under the Distribution Plan, the Target Funds pay an annual fee of up to 0.25% of the average daily net assets of the Target Funds that are attributable to Class A shares. The 12b-1 fees are paid from the Target Fund’s assets on an ongoing basis. As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges.

Acquiring Funds. Each Acquiring Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to Class A which permits Class A shares of the Funds (if applicable) to compensate the Funds’ distributor or any other entity approved by the Board of Trustees (collectively, “payees”) for expenses associated with the distribution-related and/or shareholder services provided by such entities. These fees are paid to the Funds’ distributor and are either kept or paid to your financial advisor or other intermediary for distribution and shareholder services. Institutional Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. The 12b-1 fees are accrued daily and paid monthly. As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A shares pay the Funds’ distributor annual amounts not exceeding the following:

As a % of
Class	Daily Net Assets
Class A	0.25%
(distribution or service fee)

Administrative Service Fees

Each Acquiring Funds may pay and/or reimburse administrative services fees/sub-transfer agent expenses to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds (sometimes referred to as “sub-transfer agency fees”), subject to certain limitations approved by the Board of Trustees. (These fees may be in addition to the Rule 12b-1 fees described above.) Sub-transfer agency fees generally include, but are not limited to, costs associated with recordkeeping, networking, sub-transfer agency or other administrative or shareholder services.

Class A shares of each Acquiring Fund pay for such services pursuant to an Administrative Services Plan adopted by the Board of Trustees. Under the Administrative Services Plan, each Acquiring Fund may pay a broker-dealer or other intermediary a maximum annual administrative services fee or sub-transfer agency fees of 0.25% for Class A shares (or under an amendment to the Administrative Services Plan that is in effect until at least February 28, 2022, a maximum of 0.15% for contracts with fees that are calculated as percentage of Fund assets and a maximum of $16 per account for contracts with fees that are calculated on a dollar per account basis); however, many intermediaries do not charge the maximum permitted fee or even a portion thereof. Institutional Class shares may also pay for the services described above directly and not pursuant to an Administrative Services Plan. For most funds in Aberdeen Funds, the Administrative Services Plan fee, where applicable, would be excluded from the expense limitation agreement described above; however, ASII will include these fees for each Acquiring Fund within the expense limitation agreement for at least a two year period following the closing of the Reorganization.

Because these fees are paid out of each Acquiring Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in such share class over time and may cost you more than paying other types of fees.

Each Target Fund may pay and/or reimburse administrative services fees/sub-transfer agency expenses to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds (sometimes referred to as “sub-transfer agency fees”), subject to certain limitations approved by the Board. Each Target Fund may pay a maximum of 0.15% for contracts with fees that are calculated as percentage of Fund assets and a maximum of $16 per account for contracts with fees that are calculated on a dollar per account basis. Sub-transfer agency fees may be in addition to the Rule 12b-1 fees for Class A shares described above. Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of an investment in a share class over time and may cost more than other types of fees.

What are the differences in the Funds’ Additional Investments, Investment Techniques and Risks?

Each Target Fund and each corresponding Acquiring Fund are subject to the same principal risks.

How do the Funds’ dividends and distributions, and purchase, redemption and exchange policies differ?

Dividends and Other Distributions

The International Sustainable Leaders Target and Acquiring Funds and the Global Equity Impact Target and Acquiring Funds each expects to declare and distribute its net investment income, if any, to shareholders as dividends annually. The Global High Impact Target and Acquiring Funds each expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. The Target Fund and the Acquiring Fund expects to declare and distribute their capital gains, if any, to shareholders at least annually.

Each Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. For more information about dividends, distributions and the tax implications of investing in the Acquiring Fund, please see the section entitled “Additional Information About the Acquiring Fund—Distributions and Taxes” in Exhibit C to this Proxy Statement/Prospectus.

Purchases, Redemptions and Exchanges of Shares

More detailed information regarding how shareholders can purchase, redeem and exchange shares of the Acquiring Fund is available in Exhibit C to this Proxy Statement/Prospectus, “Additional Information About the Acquiring Fund.” More information regarding how shareholders can purchase, redeem and exchange shares of the Target Funds is available in the Target Funds’ Statutory Prospectus.

Certain purchase, redemption and exchange procedures employed by each Target Fund and each corresponding Acquiring Fund are similar. Each Fund offers shares through its distributor on a continuous basis. Investors may exchange their shares for shares of the same class of another fund in the Aberdeen mutual fund complex, subject to certain restrictions. The table below sets out certain purchase, redemption and exchange policies of each Target Fund and each Acquiring Fund, although certain exceptions apply as set out in the Target Funds’ Statutory Prospectus and in Exhibit C to this Proxy Statement/Prospectus, “Additional Information About the Acquiring Fund.” The investment minimums in the table below will not apply to shares received in connection with each Reorganization.

International Sustainable Leaders Fund, Global Equity Impact Fund and Global High Income Fund

	Class A		Institutional Class
	Target Fund	Acquiring Fund	Target Fund	Acquiring Fund
To open an account	$1,000	$1,000	$1,000,000	$1,000,000
Additional investments	$50	$50	No Minimum	No Minimum
To open an IRA account	$1,000	$1,000
To start an Automatic Investment Plan	$1,000	$1,000
Additional investments through Automatic Investment Plan	$50	$50

Are there any significant differences between the charter documents of Aberdeen Investment Funds and the charter documents of Aberdeen Funds?

In General

The Target Funds, which are series of Aberdeen Investment Funds, a Massachusetts business trust, are governed by the laws of The Commonwealth of Massachusetts and by Aberdeen Investment Funds’ Amended and Restated Master Trust Agreement (“Declaration of Trust”).

The Acquiring Funds, which are series of Aberdeen Funds, a Delaware statutory trust, are governed by the Delaware Statutory Trust Act (the “Delaware Act”) and their Amended and Restated Agreement and Declaration of Trust (the “Aberdeen Declaration”). As is common for Delaware statutory trusts, internal governance matters of Aberdeen Funds are generally a function of the terms of the Aberdeen Declaration and related bylaws. Aberdeen Funds has taken advantage of the flexibility of the Delaware Act which generally defers to the terms of a Delaware statutory trust’s governing instrument with respect to internal affairs.

The operations of Aberdeen Investment Funds and Aberdeen Funds are also subject to the provisions of the 1940 Act, the rules and regulations of the SEC thereunder and applicable state securities laws. The following is a summary of certain rights of shareholders under the charter documents governing Aberdeen Investment Funds and Aberdeen Funds and under applicable law and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and the applicable law directly for a more thorough description.

Aberdeen Investment Funds

Shareholder Voting

Aberdeen Investment Funds is not required to hold annual meetings of shareholders and does not intend to hold such meetings. Pursuant to Aberdeen Investment Funds’ Declaration of Trust, each share shall be entitled to one vote for each full share, and a fractional vote for each fractional share. Shareholders of Aberdeen Investment Funds do not have cumulative voting rights in the election of trustees or on any other matter. Meetings of shareholders of Aberdeen Investment Funds may be called by the trustees or upon the written request of holders of not less than 10% of shares then outstanding for the purpose of voting upon removal of any Trustee. Shareholders shall have power to vote only (i) for the election or removal of trustees, (ii) with respect to any contract with a contracting party as to which shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of Aberdeen Investment Funds or any series thereof, (iv) with respect to any amendment of Aberdeen Investment Funds’ Declaration of Trust, (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of Aberdeen Investment Funds or any series thereof or the shareholders (provided, however, that a shareholder of a particular series shall not be entitled to a derivative or class action on behalf of any other series (or shareholder of any other series) of Aberdeen Investment Funds) and (vi) with respect to such additional matters relating to Aberdeen Investment Funds as may be required by the 1940 Act, Aberdeen Investment Funds’ Declaration of Trust, Aberdeen Investment Funds’ By-Laws or any registration of Aberdeen Investment Funds with the SEC (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Generally, subject to certain provisions of the Aberdeen Investment Funds’ Declaration of Trust, Aberdeen Investment Funds’ By-Laws or applicable law which may require a different vote: (1) in all matters other than the election of trustees, the affirmative vote of the majority of shares voted at a shareholders’ meeting at which a quorum is present shall decide any questions; (2) trustees shall be elected by a plurality of the shares voted at a shareholders’ meeting at which a quorum is present. In electing trustees, all series in Aberdeen Investment Funds vote together.

Election and Removal of Trustees

Aberdeen Investment Funds’ Declaration of Trust provides that the trustees may determine the size of the board of trustees, subject to a minimum of two. Each trustee serves until he or she dies, resigns, or is removed, or, if sooner than any of such events, until the election and qualification of his or her successor. Shareholders may elect trustees, including filling any vacancies in the board of trustees, at any meeting of shareholders called by the board of trustees for that purpose.

Aberdeen Investment Funds’ Declaration of Trust permits the board of trustees to remove a trustee with or without cause at any time (i) by written instrument, signed by at least two-thirds of the number of trustees prior to such removal, specifying the date upon which such removal shall become effective; (ii) by vote of shareholders holding not less than two-thirds of the shares then outstanding, cast in person or by proxy at any meeting called for the purpose; or (iii) by a written declaration signed by shareholders holding not less than two-thirds of the shares then outstanding and filed with Aberdeen Investment Funds’ custodian. The Aberdeen Investment Funds has adopted a policy that requires Trustees to retire when they attain the age of 75.

Issuance of Shares

Under Aberdeen Investment Funds’ Declaration of Trust, the trustees are permitted to issue an unlimited number of shares on such terms as the trustees may determine.

Shareholders are not entitled to any pre-emptive rights or other rights to subscribe to any additional shares or other securities issued by Aberdeen Investment Funds. Shares are subject to such other rights and preferences as the trustees may determine.

Series and Classes

Aberdeen Investment Funds’ Declaration of Trust gives broad authority to the trustees to establish series and classes and to determine the rights and preferences of the series and classes.

Amendments to Aberdeen Investment Funds’ Declaration of Trust

Aberdeen Investment Funds’ Declaration of Trust permits the trustees to amend Aberdeen Investment Funds’ Declaration of Trust by an instrument in writing signed by a majority of the trustees so long as such amendment does not adversely affect the rights of any shareholder with respect to which such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law, including the 1940 Act.

Liability and Indemnification of Trustees and Officers

Aberdeen Investment Funds’ Declaration of Trust provides that persons extending credit to, contracting with or having any claim against Aberdeen Investment Funds shall look only to the assets of the series with which such person dealt for the payment of such credit, contract or claim and that neither the Trustees nor any of the officers, employees or agents of Aberdeen Investment Funds, nor any other series of Aberdeen Investment Funds, shall be personally liable for such credit, contract or claim.

In addition, Aberdeen Investment Funds’ Declaration of Trust provides that Aberdeen Investment Funds shall indemnify each of its trustees and officers against all liabilities while in office or thereafter, by reason of being or having been such a trustee or officer, director or trustee. Nothing in Aberdeen Investment Funds’ Declaration of Trust indemnifies any officer or trustee from or against any liability as to which it has been determined that such person did not act in good faith in the reasonable belief that such person’s action was in or not opposed to the best interests of Aberdeen Investment Funds or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Shareholder Liability

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, Aberdeen Investment Funds’ Declaration of Trust provides that persons extending credit to, contracting with or having any claim against Aberdeen Investment Funds shall look only to the assets of the series with which such person dealt for the payment of such credit, contract or claim and that the shareholders of any series shall not be personally liable for such credit, contract or claim.

Derivative Actions

Pursuant to Aberdeen Investment Funds’ Declaration of Trust, a shareholder may bring a derivative action on behalf of Aberdeen Investment Funds or any series thereof or the shareholders thereof to the same extent as the stockholders of a Massachusetts business corporation.

Aberdeen Funds

Shareholder Voting

Aberdeen Funds is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, all shares of Aberdeen Funds entitled to vote on a matter shall vote without differentiation between the separate series or classes; provided however, (1) if any matter to be voted on affects only the interests of some but not all series or classes, then only the shareholders of such affected series or classes shall be entitled to vote on the matter or (2) if the 1940 Act or other applicable law or regulation requires voting by series or by class, then the shares shall vote as prescribed by such law or regulation. Each share shall be entitled to one vote for each full share, and a fractional vote for each fractional share. Shareholders of Aberdeen Funds do not have cumulative voting rights in the election of trustees or on any other matter. Special meetings of shareholders of Aberdeen Funds, or any, series or, class thereof, may be called by the trustees, the Chairman of the Board or President of Aberdeen Funds or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The Aberdeen Declaration provides that the shareholders have the power to, vote only with respect to: (1) the election of trustees to the extent and as provided therein; and (2) with respect to such additional matters relating to Aberdeen Funds as may be required by the Aberdeen Declaration, Aberdeen Funds’ by-laws, the 1940 Act or any registration statement of Aberdeen Funds with the SEC; or (3) as the trustees may consider necessary or desirable. Generally, unless a larger quorum is required by applicable law, thirty-three and one-third percent (33-1/3%) of the shares present in person or represented by proxy and entitled to vote at a shareholders’ meeting constitute a quorum at the meeting. Generally, subject to certain provisions of the Aberdeen Declaration, the by-laws or applicable law which may require a different vote: (1) in all matters other than the election of trustees, the affirmative vote of the majority of votes cast at a shareholders’ meeting at which a quorum is present shall be the act of the shareholders; (2) trustees shall be elected by a plurality of the votes cast at a shareholders’ meeting at which a quorum is present. In electing trustees, all series in Aberdeen Funds vote together.

Election and Removal of Trustees

The Aberdeen Declaration provides that the trustees determine the size of the board of trustees, subject to a maximum of fifteen. Each trustee serves until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner than any of such events, until the next meeting of shareholders called for the purpose of electing trustees and until the election and qualification of his or her successor. Shareholders may elect trustees, including filling any vacancies in the board of trustees, at any meeting of shareholders called by the board of trustees for that purpose. A meeting of shareholders for the purpose of electing one or more trustees may be called by the board of trustees or, to the extent provided by the 1940 Act and the rules and regulations thereunder, by the shareholders.

The Aberdeen Declaration permits the Aberdeen board of trustees to remove a trustee with or without cause at any time at a duly constituted meeting or by a written consent signed by at least a majority of the then trustees specifying the effective date of removal. Shareholders have the power to remove a trustee only to the extent provided in the 1940 Act and regulations thereunder. Aberdeen Funds has adopted a policy that Trustees are deemed to retire at the end of the board meeting following their 75th birthday.

Issuance of Shares

Under the Aberdeen Declaration, the trustees are permitted to issue an unlimited number of shares for such consideration (but not less than the net asset value thereof) and in such form as the trustees may determine.

Shareholders are not entitled to any pre-emptive rights or other rights to subscribe to new or additional shares and have no priority or preference over any other shares with respect to dividends or distributions. Shares are subject to such other rights and preferences as the trustees may determine.

Series and Classes

The Aberdeen Declaration gives broad authority to the trustees to establish series and classes in addition to those currently established and to determine the rights and preferences of the series and classes. The trustees are also authorized to terminate a series or a class without a vote of shareholders under certain circumstances.

Amendments to the Aberdeen Declaration

Generally, the Aberdeen Declaration permits the trustees to amend the Aberdeen Declaration by an instrument in writing signed by not less than a majority of the Aberdeen board of trustees unless the Aberdeen Declaration, the 1940 Act or the requirement of any securities exchange on which shares are listed for trading requires shareholders approve such an amendment.

Liability and Indemnification of Trustees and Officers

To protect the trustees and, in certain circumstances, former trustees against certain liabilities, the Aberdeen Declaration provides that to the fullest extent that limitations on the liability of agents are permitted by the Delaware Act and other applicable law, the trustees and officers shall not be responsible or liable in any event for any act or omission of any other agent of Aberdeen Funds or any investment adviser or principal underwriter of Aberdeen Funds.

In addition, the Aberdeen Declaration provides that Aberdeen Funds, out of its property, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or Trustee of Aberdeen Funds. Nothing in the Aberdeen Declaration indemnifies, holds harmless or protects any officer or trustee from or against any liability to Aberdeen Funds or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office (such conduct is referred to as “Disqualifying Conduct”).

The Aberdeen Declaration provides that to the fullest extent permitted by applicable law, the officers and trustees are entitled and have the authority to purchase with trust property, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a trustee or officer in connection with any claim, action, suit or proceeding in which such person becomes involved by virtue of such person’s capacity or former capacity with Aberdeen Funds, whether or not Aberdeen Funds would have the power to indemnify such person against such liability under the provisions of Article VII of the Aberdeen Declaration.

Shareholder Liability

Under Delaware law, shareholders generally are not personally liable for the obligations of a Delaware statutory trust. A shareholder is entitled to the same limitation of liability extended to stockholders of private, for-profit corporations organized under Delaware general corporation law. Similar statutory or other authority, however, limiting shareholder liability does not exist in certain states. As a result, to the extent that Aberdeen Funds or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, thereby subjecting the shareholder to liability. To guard against this risk, the Aberdeen Declaration: (1) contains a provision entitling Aberdeen Funds’ shareholders to the same limitation of personal liability extended to stockholders of a private corporation organized for profit under the general corporate law of Delaware; and (2) provides for indemnification out of the property of Aberdeen Funds or its applicable series, for any shareholder held personally liable for the obligations of Aberdeen Funds that arise solely from the shareholder’s ownership of Aberdeen Funds and not because of such person’s acts or omissions; provided, however, there shall be no liability or obligation of Aberdeen Funds arising hereunder to reimburse any shareholder for taxes paid by reason of such shareholder’s ownership of any shares. In addition, notice of disclaimer of shareholder liability will normally be given in each agreement, obligation, or instrument entered into or executed by Aberdeen Funds on behalf of Aberdeen Funds. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the applicable Aberdeen Fund is unable to meet its obligations to indemnify a shareholder.

Derivative Actions

Generally, in addition to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, a shareholder may bring a derivative action on behalf of Aberdeen Funds only if the shareholder or shareholders first make a pre-suit demand upon the trustees to bring the subject action unless an effort to cause the trustees to bring such action is excused. A demand on the trustees is only excused if a majority of the Aberdeen board of trustees, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the action at issue.

Where can I find more information?

For more information with respect to the Target Fund or the Acquiring Fund concerning the following topics, please refer to the following:

For the Target Funds: see (i) “Distributions and Taxes” in the Target Funds’ Statutory Prospectus for more information about the Target Funds’ policies with respect to distributions and for tax considerations relating to investing in the Target Funds; (ii) “Investing with Aberdeen Investment Funds—Share Classes” in the Target Funds’ Statutory Prospectus for more information about the share classes offered by the Target Funds; and (iii) “Investing with Aberdeen Investment Funds” in the Target Funds’ Statutory Prospectus for more information about the Target Fund’s distribution arrangements, purchase, redemption and exchange of shares of the Target Fund, and pricing of Target Fund shares.

For the Acquiring Funds: see Exhibit C to this Proxy Statement/Prospectus, “Additional Information About the Acquiring Funds,” for more information about the Acquiring Funds’ policies with respect to distributions and for tax considerations relating to investing in the Acquiring Funds, the share classes offered by the Acquiring Funds, sales charges and waivers of sales charges, pricing, purchase, redemption and exchange of shares of the Acquiring Funds, and the distribution and administrative service arrangements of the Acquiring Funds.

VOTING INFORMATION

What vote is necessary to approve Proposal 1?

Quorum; Adjournment

With respect to each Target Fund, a majority of shares of the Target Fund entitled to vote at the Meeting will constitute a quorum for the Target Fund. If a quorum of the Target Fund is not present or sufficient votes to approve Proposal 1 is not received by the date of the Meeting from shareholders of the Target Fund, the chairman of the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting with respect to any proposal in accordance with applicable law to permit further solicitation of proxies. Any adjournment of the Meeting will require the affirmative vote of the holders of a majority of the Target Fund’s shares voted at the Meeting. The persons named as proxies will vote in favor of adjournment those shares of the Target Fund which they represent if adjournment is necessary to obtain a quorum or to obtain a favorable vote on a proposal with respect to the Fund.

Shareholder Approval

Proposals 1 must be approved by an affirmative vote of the holders of a majority of the outstanding voting securities, as that term is defined in the 1940 Act, of each respective Target Fund. This means the lesser of (1) 67% or more of the shares of the Target Fund present at the Meeting if the owners of more than 50% of the shares of the Target Fund then outstanding are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Target Fund entitled to vote at the Meeting.

To assure the presence of a quorum at the Meeting, please promptly execute and return the enclosed proxy. A self-addressed, postage-paid envelope is enclosed for your convenience. Alternatively, you may authorize your proxy by telephone or through the Internet at the number or website address printed on the enclosed proxy card.

In tallying shareholder votes, abstentions and broker non-votes (shares held by brokers or nominees as to which instructions have not been received from the beneficial owners or the persons entitled to vote and either (i) the broker or nominee does not have discretionary voting power or (ii) the broker or nominee returns the proxy but expressly declines to vote on a particular matter) will be counted as shares present but not voting. Accordingly, abstentions and broker non-votes effectively will be a vote against each Proposal.

Who can vote to approve the Proposals?

Only shareholders of record of each Target Fund at the close of business on August 2, 2021 (the “Record Date”), will be entitled to notice of and to vote at the Meeting or any adjournments or postponements thereof on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. As of the close of business on the Record Date, there were 24,213,513.680 shares of common stock of the Target Fund outstanding and entitled to vote at the Meeting.

How do I ensure my vote is accurately recorded?

The Meeting will be a completely virtual meeting of shareholders, which will be conducted solely online via live webcast. To participate in the Meeting, shareholders must register in advance.  If you wish to attend the Meeting, please send an email to attendameeting@astfinancial.com.  Please put “ABERDEEN FUNDS SEPTEMBER 23RD SPECIAL MEETING OF SHAREHOLDERS” in the subject line.   This request must be received before 1:00 p.m. Eastern time on September 21, 2021.  A registration link will be sent back to you. There is no physical location for the Meeting.

Shareholders whose shares are registered directly with a Target Fund in the shareholder’s name will be asked to submit their name and control number found on the shareholder’s proxy card in order to register to participate in and electronically vote at the Meeting.

We will admit to the Meeting (1) all shareholders of record on the Record Date, (2) persons holding proof of beneficial ownership at the Record Date, such as a letter or account statement from the person’s broker, (3) persons who have been granted proxies, and (4) such other persons that we, in our sole discretion, may elect to admit. Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly-issued control number. We note that obtaining a legal proxy may take several days and must be received by the scheduled time for commencement of the Special Meeting.

You may also authorize your vote by completing, signing, and returning the enclosed proxy card in the enclosed postage paid envelope, or by telephone or through the Internet. If you return your signed proxy card or authorize your proxy by telephone or through the Internet, your vote will be officially cast at the Meeting by the persons appointed as proxies. If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of each Proposal and in accordance with the discretion of the persons appointed as proxies upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

May I revoke my proxy?

Any shareholder who has given a proxy has the right to revoke it any time prior to its exercise by attending the Meeting and voting his or her shares electronically, or by submitting a letter of revocation or a later-dated proxy card to the applicable Target Fund at the address indicated on the enclosed envelope provided with this Proxy Statement/Prospectus. Any letter of revocation or later-dated proxy card must be received by the Target Fund prior to the Meeting and must indicate your name and account number to be effective. Proxies voted by telephone or Internet may be revoked at any time before they are voted at the Meeting in the same manner that proxies voted by mail may be revoked.

What other matters will be voted upon at the Meeting?

The Target Funds do not intend to bring any matters before the Meeting other than those described in this Proxy Statement/Prospectus.

What other solicitations will be made?

This proxy solicitation is being made by the Board for use at the Meeting. In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, facsimile transmission or other electronic media, or personal contacts. The Board will request broker/dealer firms, custodians, nominees, and fiduciaries to forward proxy materials to the beneficial owners of the shares of record. ASII may reimburse broker/dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of Aberdeen Investment Funds or ASII, without extra pay, may conduct additional solicitations by telephone, telecopy, and personal interviews. The Board has engaged AST Fund Solutions LLC (“AST Fund Solutions”) to solicit proxies from brokers, banks, other institutional holders and individual shareholders at the cost of approximately $226,039. AST Fund Solutions also will be reimbursed for its reasonable expenses. Proxy solicitation costs will be paid by ASII. Fees and expenses may be greater depending on the effort necessary to obtain shareholder votes.

As the Meeting date approaches, certain shareholders of each Target Fund may receive a telephone call from a representative of AST Fund Solutions if their votes have not yet been received. Proxies that are obtained telephonically by AST Fund Solutions will be recorded in accordance with the procedures described below. These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited by AST Fund Solutions, an AST Fund Solutions representative is required to ask each shareholder to state his or her full name. The representative then states the city, state and zip code on the account and asks the shareholder to confirm his or her identity by stating their street address. If the shareholder is a corporation or other entity, the AST Fund Solutions representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to AST Fund Solutions, then the AST Fund Solutions representative has the responsibility to explain the process, read the proposals listed on the proxy card and ask for the shareholder’s instructions on the proposals. Although the AST Fund Solutions representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. The AST Fund Solutions representative will record the shareholder’s instructions on the card. Within 72 hours, the shareholder will be sent a letter via USPS to confirm his or her vote and asking the shareholder to call AST Fund Solutions immediately if his or her instructions are not correctly reflected in the confirmation.

How do I submit a shareholder proposal?

Each Target Fund is not required to hold regular annual meetings of shareholders. Shareholders who would like to submit proposals for consideration at future shareholder meetings should send written proposals to Megan Kennedy, Vice President and Assistant Secretary of Aberdeen Investment Funds, 1900 Market Street, Suite 200, Philadelphia, Pennsylvania 19103. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of Aberdeen Investment Funds within a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

Notice to Banks, Broker-Dealers and Voting Directors and their Nominees

Please advise the respective Target Fund, c/o Megan Kennedy, Vice President and Assistant Secretary of Aberdeen Investment Funds, 1900 Market Street, Suite 200, Philadelphia, Pennsylvania 19103, whether other persons are beneficial owners of Target Fund shares for which proxies are being solicited and, if so, the number of copies of this Proxy Statement/Prospectus needed to supply copies to the beneficial owners of these shares.

PRINCIPAL HOLDERS OF SHARES

On July 31, 2021, the officers and Trustees of each Target Fund as a group owned less than 1% of the outstanding voting shares of the respective Target Fund. As of such date, no person, except as set forth in the table in Exhibit D, owned beneficially or of record 5% or more of the outstanding shares of any class of the Target Funds.

MORE INFORMATION ABOUT THE FUNDS

Additional Information

This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements, the exhibits relating thereto, and the Annual Reports for the Target Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of the Target Funds’ registration statement, which contains each Target Fund’s Statutory Prospectus and related Statement of Additional Information, is 811-06652. The SEC file number of the registrant of the Acquiring Funds’ registration statement, which contains the Acquiring Funds’ Statutory Prospectus and related Statement of Additional Information, is 811-22132.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the registration statement relating to the Acquiring Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

Financial Statements

The financial statements in the unaudited Semi-Annual Report of the Target Funds for the semi-annual period ended April 30, 2021, and the audited financial statements for the Target Funds appearing in their Annual Report dated October 31, 2020, which have been audited by KPMG LLP (“KPMG”), independent registered public accounting firm for each Fund, are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement/Prospectus. The audited financial statements are incorporated therein by reference in reliance upon such reports given on the authority of KPMG.

Financial statements are not available for the Acquiring Funds because they are new.

Financial Highlights

The financial highlights tables are intended to help you understand the Target Funds’ financial performance for the past five years ended October 31 and the past six months ended April 30, 2021. Certain information reflects financial results for a single Target Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Target Fund (assuming reinvestment of all dividends and distributions and no sales charges). The information for the past five years ended October 31, 2020, was derived from the audited financial statements which were audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Target Funds’ financial statements, is included in the Target Funds’ most recent Annual Report, which is available upon request. The Target Funds’ unaudited financial statements for the semi-annual period ended April 30, 2021 are included in the Target Funds’ most recent Semi-Annual Report, which is available upon request.

Financial highlights are not available for the Acquiring Funds because they are new.

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen International Sustainable Leaders Fund

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (b)
Class A Shares
Six Months Ended April 30, 2021*	$26.19	$(0.07)		$5.84	$5.77	$(0.19)	$—	$(0.19)	$31.77	22.06%
Year Ended October 31, 2020	26.95	0.17		0.29	0.46	(1.22)	—	(1.22)	26.19	1.63(g)%
Year Ended October 31, 2019	23.64	0.81	(h)	2.70	3.51	(0.20)	—	(0.20)	26.95	15.02(h)%
Year Ended October 31, 2018	28.01	0.01		(3.20)	(3.19)	(1.15)	(0.03)	(1.18)	23.64	(11.93)%
Year Ended October 31, 2017	22.26	1.75	(i)	4.22	5.97	(0.22)	—	(0.22)	28.01	27.14(i)%
Year Ended October 31, 2016	22.82	0.45	(j)	(0.29)	0.16	(0.72)	—	(0.72)	22.26	0.99(j)(k)%
Institutional Class Shares
Six Months Ended April 30, 2021*	26.98	(0.03)		6.02	5.99	(0.30)	—	(0.30)	32.67	22.25%
Year Ended October 31, 2020	27.74	0.24		0.30	0.54	(1.30)	—	(1.30)	26.98	1.86(g)%
Year Ended October 31, 2019	24.27	0.91	(h)	2.77	3.68	(0.21)	—	(0.21)	27.74	15.34(h)%
Year Ended October 31, 2018	28.73	0.09		(3.30)	(3.21)	(1.22)	(0.03)	(1.25)	24.27	(11.71)%
Year Ended October 31, 2017	22.84	1.72	(i)	4.46	6.18	(0.29)	—	(0.29)	28.73	27.42(i)%
Year Ended October 31, 2016	23.40	0.51	(j)	(0.28)	0.23	(0.79)	—	(0.79)	22.84	1.30(j)(k)%

*	Unaudited

(a)	Net investment income/(loss) is based on average shares outstanding during the period.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Includes interest expense that amounts to less than 0.01%.

(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(g)	Included within Total Return is the effect of withholding tax refunds and income taxes on recovered refunds (Note 2g of the Notes to Financial Statements). If such amounts were excluded, the Total Return for Class A Shares would have been (0.38%). For Institutional Class Shares, this amount would have been (0.11%).

(h)	Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets are the effects of withholding tax refunds and income taxes on recovered refunds (Note 2g of the Notes to Financial Statements). If such amounts were excluded, the Net Investment Income per share, Total Return, and Ratio of Net Investment Loss to Average Net Assets for Class A Shares would have been $0.28, 12.13%, and 1.13%, respectively. For Institutional Class Shares, these amounts would have been $0.37,12.41%, and 1.42%, respectively.

(i)	Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets are the effects of withholding tax refunds and income taxes on recovered refunds (Note 2g of the Notes to Financial Statements). If such amounts were excluded, the Net Investment Loss per share, Total Return, and Ratio of Net Investment Loss to Average Net Assets for Class A Shares would have been $(0.14), 20.27%, and (0.55)%, respectively. For Institutional Class Shares, these amounts would have been $(0.24), 20.55%, and (0.92)%, respectively.

(j)	Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets are the effects of a one-time reimbursement for overbilling of prior years’ custodian out-of-pocket fees. If such amounts were excluded, the impact to the Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets for Class A Shares would have been reduced by $0.03, 0.13%, and 0.13%, respectively. For Institutional Class Shares, these amounts would have been reduced by $0.03, 0.13%, and 0.13%, respectively.

(k)	Included within Net Realized and Unrealized Gains (Losses) on Investment per share is a payment that was made from affiliate, during the fiscal year ended October 31,2016, which contributed $113,111 to the Fund to correctly record an aged dividend receivable at its net realizable value inclusive of currency fluctuations. If such payment was excluded, the total return would have been 0.94% for Class A Shares and 1.21% for Institutional Class Shares.

Amounts listed as “—” are $0 or round to $0.

Ratios/Supplemental Data
Net Assets at End of Period (000’s)	Ratio of Expenses (Net of Reimbursement/Waivers and Excluding Accruals for Estimated Tax Due on Foreign Tax Refund Recoveries) to Average Net Assets	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (c)(d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)		Portfolio Turnover (b)(f)
$115,427	1.35%	1.35%	1.61%	(0.44)%		96%
100,780	1.38%	1.38%	1.71%	0.67%		34%
120,472	1.44%	2.99%	3.06%	3.24	%(h)	132%
126,383	1.54%	2.50%	2.50%	0.05%		19%
177,342	1.42%	3.93%	3.93%	7.02	%(i)	18%
182,094	1.35%	1.42%	1.42%	2.08	%(j)	23%

23,050	1.10%	1.10%	1.28%	(0.19)%		96%
20,047	1.13%	1.13%	1.33%	0.90%		34%
27,390	1.18%	2.77%	2.82%	3.53	%(h)	132%
26,633	1.30%	2.22%	2.23%	0.33%		19%
35,318	1.17%	3.46%	3.46%	6.65	%(i)	18%
32,094	1.10%	1.17%	1.17%	2.31	%(j)	23%

Aberdeen Global Equity Impact Fund

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)
Class A Shares
Six Months Ended April 30, 2021*	$13.14	$—	(f)	$3.62	$3.62	$(0.06)	$(0.06)	$16.70	27.58	%(g)
Year Ended October 31, 2020	11.59	0.05		1.77	1.82	(0.27)	(0.27)	13.14	15.93	%(h)
Year Ended October 31, 2019	10.29	0.18	(j)	1.30	1.48	(0.18)	(0.18)	11.59	14.76	%(j)
Year Ended October 31, 2018	11.95	0.08		(1.41)	(1.33)	(0.33)	(0.33)	10.29	(11.48%)
Year Ended October 31, 2017	9.79	0.43	(k)	1.89	2.32	(0.16)	(0.16)	11.95	24.10	%(k)
Year Ended October 31, 2016	10.03	0.14	(l)	(0.08)	0.06	(0.30)	(0.30)	9.79	0.83	%(l)(m)
Institutional Class Shares
Six Months Ended April 30, 2021*	13.18	0.02		3.62	3.64	(0.10)	(0.10)	16.72	27.71	%(g)
Year Ended October 31, 2020	11.62	0.08		1.79	1.87	(0.31)	(0.31)	13.18	16.30	%(h)
Year Ended October 31, 2019	10.30	0.21	(j)	1.30	1.51	(0.19)	(0.19)	11.62	14.99	%(j)
Year Ended October 31, 2018	11.96	0.10		(1.40)	(1.30)	(0.36)	(0.36)	10.30	(11.23%)
Year Ended October 31, 2017	9.81	0.45	(k)	1.88	2.33	(0.18)	(0.18)	11.96	24.32	%(k)
Year Ended October 31, 2016	10.04	0.16	(l)	(0.06)	0.10	(0.33)	(0.33)	9.81	1.25	%(l)(m)

*	Unaudited

(a)	Net investment income/(loss) is based on average shares outstanding during the period.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	Less than $0.005 per share.

(g)	Included within Total Return is the effect of withholding tax refunds and income taxes on recovered refunds (Note 2g of the Notes to Financial Statements). If such amounts were excluded, the Total Return for Class A Shares would have been 35.99%. For Institutional Class Shares, this amount would have been 36.23%.

(h)	Included within Total Return is the effect of withholding tax refunds and income taxes on recovered refunds (Note 2g of the Notes to Financial Statements). If such amounts were excluded, the Total Return for Class A Shares would have been 15.82%. For Institutional Class Shares, this amount would have been 16.12%.

(i)	Includes interest expense that amounts to less than 0.01%.

(j)	Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets are the effects of withholding tax refunds and income taxes on recovered refunds (Note 2g of the Notes to Financial Statements). if such amounts were excluded, the Net Investment Income per share, Total Return, and Ratio of Net Investment Loss to Average Net Assets for Class A Shares would have been $0.08, 13.56%, and 0.77%, respectively. For Institutional Class Shares, these amounts would have been $0.11, 13.81%, and 1.03%, respectively.

(k)	Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets are the effects of withholding tax refunds and income taxes on recovered refunds (Note 2g of the Notes to Financial Statements). if such amounts were excluded, the Net Investment Loss per share, Total Return, and Ratio of Net Investment Loss to Average Net Assets for Class A Shares would have been $(0.06), 20.03%, and (0.61)%, respectively. For Institutional Class Shares, these amounts would have been $(0.04), 20.24%, and (0.37)%, respectively.

(l)	Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets are the effects of a one-time reimbursement for overbilling of prior years’ custodian out-of-pocket fees. If such amounts were excluded, the impact to the Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets for Class A Shares would have been reduced by $0.02, 0.21%, and 0.20%, respectively. For Institutional Class Shares, these amounts would have been by reduced $0.03, 0.31%, and 0.19%, respectively.

(m)	Included within Net Realized and Unrealized Gains (Losses) on Investment per share is a payment that was made from affiliate, during the fiscal year ended October 31, 2016, which contributed $127,579 to the Global Equity Impact Fund, to correctly record an aged dividend receivable at its net realizable value inclusive of currency fluctuations. If such payment was excluded, the total return would have been 0.73% for Class A Shares and 1.04% for Institutional Class Shares.

Amounts listed as “—” are $0 or round to $0.

Ratios/Supplemental Data

Net Assets at End of Period (000’s)	Ratio of Expenses (Net of Reimbursement/Waivers and Excluding Accruals for Estimated Tax Due on Foreign Tax Refund Recoveries) to Average Net Assets	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (c)(d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover (b)(e)
$40,654	1.35%	1.35%		1.77%		0.02%		6%
32,180	1.41%	1.41	%(i)	1.92	%(i)	0.40%		32%
34,933	1.53%	2.21	%(i)	2.47	%(i)	1.69	%(j)	125%
35,964	1.77%	2.44	%(i)	2.44	%(i)	0.72%		19%
49,363	1.58%	3.14	%(i)	3.15	%(i)	3.98	%(k)	13%
59,390	1.45%	1.49	%(i)	1.50	%(i)	1.49	%(l)	23%

33,944	1.10%	1.10%		1.47%		0.26%		6%
27,839	1.16%	1.16	%(i)	1.61	%(i)	0.65%		32%
27,937	1.28%	1.97	%(i)	2.20	%(i)	1.95	%(j)	125%
28,477	1.52%	2.22	%(i)	2.23	%(i)	0.89%		19%
44,659	1.33%	2.88	%(i)	2.89	%(i)	4.22	%(k)	13%
44,191	1.22%	1.26	%(i)	1.27	%(i)	1.71	%(l)	23%

Aberdeen Global High Income Fund

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (f)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (d)
Class A Shares
Six Months Ended April 30, 2021*	$8.45	$0.20	$0.49	$0.69	$(0.19)	$—	$(0.19)	$8.95	8.26%
Year Ended October 31, 2020	8.71	0.40	(0.28)	0.12	(0.38)	—	(0.38)	8.45	1.55%
Year Ended October 31, 2019	8.74	0.44	0.19	0.63	(0.58)	(0.08)	(0.66)	8.71	7.65%
Year Ended October 31, 2018	9.23	0.50	(0.56)	(0.06)	(0.43)	—	(0.43)	8.74	(0.66)%
Year Ended October 31, 2017	8.80	0.52	0.38	0.90	(0.43)	(0.04)	(0.47)	9.23	10.50%
Year Ended October 31, 2016	8.98	0.49	(0.33)	0.16	(0.34)	—	(0.34)	8.80	1.91%
Institutional Class Shares
Six Months Ended April 30, 2021*	7.81	0.19	0.46	0.65	(0.21)	—	(0.21)	8.25	8.37%
Year Ended October 31, 2020	8.08	0.39	(0.25)	0.14	(0.41)	—	(0.41)	7.81	1.86%
Year Ended October 31, 2019	8.16	0.43	0.17	0.60	(0.61)	(0.07)	(0.68)	8.08	7.91%
Year Ended October 31, 2018	8.65	0.49	(0.53)	(0.04)	(0.45)	—	(0.45)	8.16	(0.43)%
Year Ended October 31, 2017	8.28	0.51	0.35	0.86	(0.45)	(0.04)	(0.49)	8.65	10.76%
Year Ended October 31, 2016	8.47	0.48	(0.31)	0.17	(0.36)	—	(0.36)	8.28	2.21%

*	Unaudited

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Annualized for periods less than one year.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	Not annualized for periods less than one year.

(e)	Includes interest expense that amounts to less than 0.01%.

(f)	Net investment income/(loss) is based on average shares outstanding during the period.

Amounts listed as “—” are $0 or round to $0.

Ratios/Supplemental Data

Net Assets at End of Period (000’s)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (b)(a)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(a)		Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover (d)(c)
$86,449	1.00%		1.48%		4.54%	63%
87,358	1.00	%(e)	1.45	%(e)	4.76%	99%
116,126	1.00	%(e)	1.33	%(e)	5.14%	98%
131,219	1.00	%(e)	1.22	%(e)	5.56%	37%
185,613	1.00	%(e)	1.14	%(e)	5.79%	51%
233,369	1.00	%(e)	1.06	%(e)	5.76%	72%

66,762	0.75%		1.17%		4.77%	63%
58,237	0.75	%(e)	1.10	%(e)	5.01%	99%
101,888	0.75	%(e)	1.05	%(e)	5.39%	98%
89,839	0.75	%(e)	0.95	%(e)	5.80%	37%
203,575	0.75	%(e)	0.87	%(e)	6.01%	51%
351,466	0.75	%(e)	0.79	%(e)	6.00%	72%

EXHIBITS TO PROXY STATEMENT/PROSPECTUS

Exhibit

Exhibit A—Form of Agreement and Plan of Reorganization

Exhibit B—Investment Restrictions

Exhibit C—Additional Information About the Acquiring Funds

Exhibit D—Principal Holders of Shares as of August 2, 2021

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ___ day of ___, 2021, by Aberdeen Investment Funds, a Massachusetts business trust (the “AIF Trust”), on behalf of its series, [ ] (the “Acquired Fund”), and Aberdeen Funds, a Delaware statutory trust (the “AF Trust”), on behalf of its series, [ ] (the “Acquiring Fund”) (the Acquired Fund and the Acquiring Fund, together, the “Funds,” and each, a “Fund”), and, solely for purposes of paragraphs 4.3, 5.6 and 9.2 hereof, Aberdeen Standard Investments Inc., a corporation organized under the laws of the State of Delaware (“ASII”).

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). The reorganization of the Acquired Fund (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for Class A and Institutional Class shares (collectively, the “Shares”) of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, and the distribution, on or after the Closing Date hereinafter referred to, of Shares of the Acquiring Fund (“Acquiring Fund Shares”) to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Board of Trustees of the AIF Trust, on behalf of the Acquired Fund, has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the AF Trust, on behalf of the Acquiring Fund, has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund’s shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.               Transfer of assets of the Acquired Fund in exchange for Acquiring Fund Shares and assumption of the Acquired Fund’s liabilities and liquidation of the Acquired Fund.

1.1.            Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer its assets as set forth in paragraph 1.2 to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of each corresponding class of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, attributable to each share class of the Acquired Fund (as set forth below), computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class (as set forth below); and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

The classes of shares of the Acquiring Fund correspond to the classes of shares of the Acquired Fund as follows: Class A shares of the Acquiring Fund correspond to Class A shares of the Acquired Fund; and Institutional Class shares of the Acquiring Fund correspond to Institutional Class shares of the Acquired Fund.

1.2.            The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property including, without limitation, all cash, securities and dividend or interest receivables that are owned by or owed to the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing date provided in paragraph 3.1 (the “Closing Date”).

1.3.            The Acquired Fund will endeavor to discharge all of the known liabilities and obligations of the Acquired Fund prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on unaudited statements of assets and liabilities of the Acquired Fund and the Acquiring Fund prepared by State Street Bank and Trust Company (“State Street”), the accounting agent of each Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the Acquired Fund specifically arising from or relating to the operations and/or transactions of the Acquired Fund prior to and including the Closing Date but which are not reflected on the above-mentioned statement of assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.4 hereof.

1.4.            As soon on or after the Closing Date as is conveniently practicable (the “Liquidation Date”), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund’s shareholders of record determined as of the close of business on the Closing Date (the “Fund Shareholders”) the Acquiring Fund Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund’s shareholders representing the respective pro rata number of each class of Acquiring Fund Shares due Acquired Fund shareholders holding the corresponding class of the Acquired Fund’s shares. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although any share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with paragraph 2.2. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5.            Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund’s current prospectus and statement of additional information.

1.6.            Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7.            Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

2.               Valuation

2.1.            The value of the Acquired Fund’s assets to be acquired hereunder shall be the value of such assets computed as of the close of regular trading on The New York Stock Exchange, Inc. (the “NYSE”) (usually 4:00 p.m. Eastern Time) on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Acquired Fund’s then current prospectus or statement of additional information.

2.2.            The number of Shares of the Acquiring Fund to be issued (including fractional shares, if any) in exchange for shares of common stock of the Acquired Fund shall be determined by dividing the value of the net assets of the Acquired Fund attributable to each class of its shares of common stock determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value per Share of the corresponding class of the Acquiring Fund computed as of the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Fund’s then current prospectus or statement of additional information.

2.3.            All computations of value with respect to the Acquiring Fund and the Acquired Fund shall be made by State Street in accordance with its regular practice as pricing agent for the Acquiring Fund.

3.               Closing and Closing Date

3.1.            The Closing Date for the Reorganization shall be ______, 2021, or such other date as the parties to such Reorganization may agree to in writing. All acts taking place at the Closing shall be deemed to take place immediately prior to the open of trading on the NYSE on the Closing Date unless otherwise provided. The Closing shall be held at the offices of the Acquired Fund or at such other place as the parties may agree.

3.2.            State Street, the custodian for the Acquiring Fund, shall deliver as soon as practicable after the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund’s portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities.

3.3.            In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.4.            The Acquired Fund shall instruct its transfer agent to provide at the Closing, or immediately prior to the Closing, a list of the names and addresses of the Acquired Fund’s shareholders and the number and value of each class of outstanding Shares owned by each such shareholder to the Acquiring Fund’s transfer agent. The Acquiring Fund shall instruct its transfer agent to issue and deliver a confirmation evidencing the value of the Acquiring Fund Shares to be credited to the Acquired Fund’s account on the Closing Date to the Secretary of the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, the AIF Trust, on behalf of the Acquired Fund, and the AF Trust, on behalf of the Acquiring Fund, shall deliver to counsel any bills of sale, checks, assignments, share certificates, if any, receipts or other documents as counsel may request.

4.               Representations and Warranties

4.1.            The AF Trust, on behalf of the Acquiring Fund, represents and warrants that:

(a)             The Acquiring Fund is not, and the execution, delivery and performance of this Agreement by the AF Trust will not result, in a violation of the AF Trust’s Agreement and Declaration of Trust, as amended, or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the AF Trust, on behalf of the Acquiring Fund, is a party or by which the Acquiring Fund or its property is bound;

(b)             The AF Trust is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), is in full force and effect;

(c)              No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The AF Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

(d)             To the knowledge of the AF Trust, the Acquiring Fund will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company from and including the taxable year that includes the Closing Date and will be eligible to, and will, compute its federal income tax under Section 852 of the Code;

(e)             The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

(f)              The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(g)             The current prospectus and statement of additional information of the Acquiring Fund on Form N-1A conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

(h)             The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

4.2.            The AIF Trust, on behalf of the Acquired Fund, represents and warrants that:

(a)             The Acquired Fund is not, and the execution, delivery and performance of this Agreement by the AIF Trust will not result, in a violation of the AIF Trust’s Master Trust Agreement, as supplemented and amended, or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the AIF Trust, on behalf of the Acquired Fund, is a party or by which the Acquired Fund or its property is bound;

(b)             There are no contracts or other commitments (other than this Agreement) of the AIF Trust, on behalf of the Acquired Fund, which will be terminated with liability to the Acquired Fund prior to the Closing Date;

(c)             The AIF Trust is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), is in full force and effect;

(d)             No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The AIF Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

(e)             The Statements of Assets and Liabilities of the Acquired Fund as of October 31, 2020, including the Schedule of Investments and the related Statement of Operations for the year then ended, the Statement of Changes in Net Assets for each of the two years in the period then ended and the Financial Highlights for each of the five years in the period then ended, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates.

(f)              Since October 31, 2020, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the AIF Trust, on behalf of the Acquired Fund, of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subparagraph (f), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund shareholders shall not constitute a material adverse change;

(g)             At the date hereof and at the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquired Fund required by law to have been filed by such dates shall have been filed and are or will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the AIF Trust’s knowledge, with respect to the Acquiring Fund, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(h)             (i) For each taxable year of its operation as well as for the portion through the Closing Date of the taxable year that includes the Closing Date, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such and has been eligible to and has computed its federal income tax under Section 852 of the Code; and (ii) the Acquired Fund will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

(i)              All of the issued and outstanding shares of common stock of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

(j)              At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder. Upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business and of which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

(k)             The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(l)               The current prospectus and statement of additional information of AIF Trust with respect to the Acquired Fund on Form N-1A conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

4.3.            ASII represents and warrants to the Acquiring Fund as follows: To the knowledge of ASII, (i) there are no claims, actions, suits or proceedings pending against the Acquired Fund, and (ii) there are no claims, actions, suits or proceedings threatened, or circumstances that have been identified by ASII and the Secretary thereof as reasonably likely to give rise to any claims, actions, suits or proceedings against the Acquired Fund that would materially adversely affect the Acquired Fund or its assets or business, other than those disclosed in writing to and accepted by the Acquiring Fund.

5.               Covenants of the Acquired Fund and the Acquiring Fund

5.1.            The Acquiring Fund and the Acquired Fund will operate their respective businesses in the ordinary course between the date hereof and the Closing Date, it being understood that, with respect to the Acquired Fund, such ordinary course of business will include purchases and sales of portfolio securities and other instruments, sales and redemptions of Acquired Fund shares, and the declaration and payment of customary dividends and distributions, and with respect to the Acquiring Fund, it shall be limited to such actions as are customary to the organization of a new series prior to its commencement of operations.

5.2.            The Acquired Fund covenants that (i) the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement; (ii) to the best of the knowledge of the Acquired Fund, there is no plan or intention by Acquired Fund’s Shareholders to sell, exchange or otherwise dispose of a number of Acquired Fund Shares (or Acquiring Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Acquired Fund Shareholders’ ownership of Acquired Fund Shares (or equivalent Acquiring Fund Shares) to a number of shares that is less than 50 percent of the number of Acquired Fund Shares as of the record date of the Reorganization; and (iii) the Acquired Fund will not take any position on any federal, state or local income or franchise tax return, or take any other tax reporting position, that is inconsistent with the treatment of the Reorganization as a “reorganization” within the meaning of Section 368(a) of the Code.

5.3.            Subject to the provisions of this Agreement, the AF Trust, on behalf of the Acquiring Fund, and the AIF Trust, on behalf of the Acquired Fund, will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.4.            The Acquiring Fund agrees to indemnify and advance expenses to each person who at the time of the execution of this Agreement serves as a Trustee or officer (“Indemnified Person”) of the Acquired Fund, against money damages actually and reasonably incurred by such Indemnified Person in connection with any claim that is asserted against such Indemnified Person arising out of such person’s service as a Trustee or officer of the Acquired Fund with respect to matters specifically relating to the Reorganization, provided that such indemnification and advancement of expenses shall be permitted to the fullest extent that is available under applicable law. This paragraph 5.4 shall not protect any such Indemnified Person against any liability to the Acquired Fund or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or from reckless disregard of the duties involved in the conduct of his or her office. An Indemnified Person seeking indemnification shall be entitled to advances from the Acquiring Fund for payment of the reasonable expenses incurred by him or her in connection with the matter as to which he or she is seeking indemnification in the manner and to the fullest extent permissible under applicable law. Such Indemnified Person shall provide to the Acquiring Fund a written affirmation of his or her good faith belief that the standard of conduct necessary for indemnification by the Acquiring Fund under this paragraph has been met and a written undertaking to repay any advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the Indemnified Person shall provide security in form and amount acceptable to the Acquiring Fund for its undertaking; (b) the Acquiring Fund is insured against losses arising by reason of the advance; or (c) either a majority of a quorum of disinterested non-party trustees of the Acquiring Fund, or independent legal counsel experienced in mutual fund matters, selected by the Indemnified Person, in a written opinion, shall have determined, based on a review of facts readily available to the Acquiring Fund at the time the advance is proposed to be made, that there is reason to believe that the Indemnified Person will ultimately be found to be entitled to indemnification. It is understood and agreed that each Indemnified Person shall have the right and ability to select its own counsel in connection with the defense of any action arising out of this Agreement, and that the indemnification contemplated in this paragraph 5.4 shall include fees and costs incurred in connection with the retention of such counsel.

5.5.            The parties acknowledge that subsequent to the dissolution of the Acquired Funds and the termination of the AIF Trust, the Board of Trustees of the AIF Trust may be asked to participate in corporate actions, regulatory examinations or other proceedings with respect to matters arising out of this Agreement or otherwise. The AF Trust agrees to compensate each member of the Board of Trustees of the AIF Trust who is not an “interested person” of the AIF Trust (as that term is defined in the 1940 Act) for participation in any such actions, regulatory examinations or proceedings reasonable amounts commensurate with the nature and extent of the services provided by such Board member.

5.6.            The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Acquired Fund, the AIF Trust, the Acquiring Fund nor the AF Trust shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquired Fund, the AIF Trust, the Acquiring Fund and the AF Trust will take such action, or cause such action to be taken, as is reasonably necessary to enable Dechert LLP to render the tax opinion contemplated here in paragraph 8.4.

5.7.            ASII agrees that the Acquiring Fund will succeed to all rights that the Acquired Fund has, or would have but for the Reorganization, against ASII or its affiliates by reason of any act or failure to act by ASII or any of its affiliates prior to the Closing Date.

6.            Conditions Precedent to Obligations of the AF Trust and the Acquiring Fund

The obligations of the AF Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by AIF Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

6.1.            All representations and warranties by the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2.            The AIF Trust has delivered a certificate executed in its name by its Chairman, President, Vice President, Secretary or Treasurer and dated as of the Closing Date, to the effect that the representations and warranties of the AIF Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

6.3.            The AF Trust, on behalf of the Acquiring Fund, shall have received on the Closing Date a favorable opinion from Sidley Austin LLP, counsel to the Acquired Fund, dated as of the Closing Date, subject to review and approval by the opinion committee at Sidley Austin LLP covering the following points:

(a)             The AIF is validly existing under the laws of the Commonwealth of Massachusetts. The Acquired Fund is a series of the AIF Trust. The AIF Trust has the trust power and authority to own, lease and operate its properties all of its properties and to conduct its business as described in the N-14 Registration Statement.

(b)             The Agreement has been duly authorized, executed and delivered by the AIF Trust, on behalf of the Acquired Fund, and, assuming (i) the due authorization, execution and delivery of the Agreement by the other parties of the Agreement and (ii) the Agreement constitutes the valid and binding obligation of the other parties to the Agreement, enforceable against such parties in accordance with its terms, the Agreement is the valid and binding obligation of the AIF Trust, on behalf of the Acquired Fund, and enforceable against the AIF Trust and Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, fraudulent transfer and other similar laws relating to or affecting the rights and remedies of creditors generally, including, to the extent applicable, the rights or remedies of creditors of a “financial company” (as defined in Section 201 of the Dodd-Frank Wall Street Reform and Consumer Protection Act) or affiliates thereof, and by general principles of equity (whether considered in a proceeding in equity or at law).

(c)             The execution and delivery by the AIF Trust, on behalf of the Acquired Fund, of the Agreement do not, and the performance by the AIF Trust, on behalf of the Acquired Fund, of the Agreement will not, (i) violate the AIF Trust’s Amended and Restated Master Trust Agreement or Amended and Restated By-Laws of the AIF Trust, [(ii) to our knowledge, violate any judgment, order or decree applicable to the AIF Trust of any United States federal or Commonwealth of Massachusetts court, regulatory body, administrative agency, governmental body or other governmental body having jurisdiction over the AIF Trust or any of its properties or, (iii) to our knowledge, result in any material breach of, or constitute a default under, any material agreements binding on the Company, provided that we express no opinion as to compliance with any financial covenant test in any such agreement or any cross default or cross acceleration provisions triggered by any agreement that is not covered by this clause (iii)].

(d)             To our knowledge, the execution, delivery and performance by the AIF Trust, on behalf of the Acquired Fund, of the Agreement do not require any consent, approval or authorization of, or registration, filing or declaration with any federal or Massachusetts state governmental authority or regulatory agency under Applicable Laws, except any such consent, approval, authorization, registration, filing or declaration that has been obtained or made and remains in effect.

(e)              [To our knowledge, there are no actions, claims or proceedings pending against the AIF Trust before any court.]

(f)              The Acquired Fund is registered as an open-end management investment company under the 1940 Act, and, to our knowledge, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

7.               Conditions Precedent to Obligations of the AIF Trust and Acquired Fund

The obligations of the AIF Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the AF Trust, on behalf of the Acquiring Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

7.1.            All representations and warranties by the AF Trust or the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2.            The AF Trust has delivered, on behalf of the Acquiring Fund, a certificate executed in its name by its Chairman, President, Vice President, Secretary or Treasurer and dated as of the Closing Date, to the effect that the representations and warranties of the AF Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

7.3.            The AIF Trust, on behalf of the Acquired Fund, shall have received on the Closing Date a favorable opinion from Dechert LLP, counsel to the AF Trust, dated as of the Closing Date, covering the following points:

That (a) the AF Trust is a validly existing statutory trust under the laws of the State of Delaware, and has the trust power to own all of the properties and assets of each of the Acquiring Fund and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the AF Trust and the Acquiring Fund is a duly established series of the AF Trust and, assuming due authorization, execution and delivery of the Agreement by the other parties to the Agreement, is a valid and binding obligation of the AF Trust in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles; (c) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the AF Trust’s Agreement and Declaration of Trust or By-Laws, each, as amended, or result in a material violation of any provision of any material agreement (known to such counsel) to which the AF Trust, on behalf of the Acquiring Fund, is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Acquiring Fund is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the AF Trust, on behalf of the Acquiring Fund, or its assets or properties, pending, threatened or otherwise existing on or before the Closing Date, which materially and adversely affects the Acquiring Fund’s business; (f) the AF Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (g) the Acquiring Fund Shares to be issued to the Acquired Fund’s shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and are fully paid and non-assessable and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof.

8.               Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquiring Fund or the Acquired Fund, the Acquiring Fund or the Acquired Fund, as applicable, shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

8.1.            The Board of Trustees of the AF Trust, including a majority of the trustees who are not “interested persons” of the AF Trust (as defined by the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Acquiring Fund and that the interests of the shareholders in the Acquiring Fund would not be diluted as a result of such transactions. The Board of Trustees of the AIF Trust, including a majority of the trustees who are not “interested persons” of the Acquired Fund (as defined by the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Acquired Fund and that the interests of the shareholders in the Acquired Fund would not be diluted as a result of such transactions.

8.2.            On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3.            All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, including “no-action” positions of and exemptive orders from such federal and state authorities) in each case required to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

8.4.            The Acquiring Fund and the Acquired Fund shall have received on the Closing Date an opinion of Dechert LLP, addressed to, and in form and substance reasonably satisfactory to, the Acquiring Fund and the Acquired Fund and dated as of the Closing Date, substantially to the effect that for U.S. federal income tax purposes:

(a)             The transfer of all of the Acquired Fund’s assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund of such Acquiring Fund Shares to shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, all pursuant to the Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)             no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

(c)              no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of the Acquiring Fund Shares to the Acquired Fund’s shareholders in exchange for their shares of the Acquired Fund;

(d)             no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares of common stock for the Acquiring Fund Shares or upon the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

(e)              the aggregate tax basis of the Acquiring Fund Shares received by each of the Acquired Fund’s shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares of common stock held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Acquired Fund shareholder will include the period during which the Acquired Fund shares of common stock exchanged therefor were held by such shareholder (provided that such Acquired Fund shares of common stock were held as capital assets on the date of the Reorganization); and

(f)              the tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund. The delivery of such opinion is conditioned upon the receipt by Dechert LLP of representations it shall request of the AF Trust, on behalf of the Acquiring Fund, and the AIF Trust, on behalf of the Acquired Fund.

Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.4.

9.               Brokerage Fees and Expenses; Other Agreements

9.1.            Each of the Acquiring Fund and the Acquired Fund represents and warrants that there are no brokers or finders or other entities to receive any payments in connection with the transactions provided for herein.

9.2.            ASII or its affiliates agrees to bear the reasonable expenses that are solely and directly related to the transactions contemplated by this Agreement (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187), whether or not consummated (excluding extraordinary expenses such as litigation expenses, damages and other expenses not normally associated with transactions of the type contemplated by this Agreement). These expenses consist of: (i) expenses associated with preparing this Agreement, a supplement to the Acquired Fund’s prospectus and statement of additional information; (ii) expenses associated with filing the supplement to the Acquired Fund’s prospectus and statement of additional information; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization; (iv) postage, printing, accounting fees and legal fees incurred by the Acquiring Fund and by the Acquired Fund in connection with the transactions contemplated by this Agreement; and (v) any other reasonable Reorganization expenses. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

10.             Entire Agreement; Survival of Warranties

10.1.          The AF Trust, on behalf of the Acquiring Fund, and the AIF Trust, on behalf of the Acquired Fund, each agrees that it has not made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement.

10.2.          The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11.             Termination

This Agreement may be terminated at any time at or prior to the Closing Date by a vote of a majority of the Board of Trustees of the AF Trust or the Board of Trustees of the AIF Trust.

12.             Amendments

This Agreement may be amended, modified or supplemented in writing in such manner agreed upon by the authorized officers of the AF Trust and the AIF Trust.

13.             Notices

13.1.          Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund at:

1900 Market Street, Suite 200

Philadelphia, PA 19103

Attention: Legal

or to the Acquired Fund at:

1900 Market Street, Suite 200

Philadelphia, PA 19103

Attention: Legal

14.             Headings; Counterparts; Governing Law; Assignment; Limitation of Liability

14.1.          The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.          This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.          This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

14.4.          This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Except as provided in this paragraph and paragraph 5.4, nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman, President, Vice President or Managing Trustee and attested to by its Vice President, Secretary or Assistant Secretary.

ABERDEEN INVESTMENT FUNDS
For and on Behalf of
[ ]

By:
Name:
Title:

ABERDEEN FUNDS
For and on Behalf of
[ ]

By:
Name:
Title:

Solely with respect to paragraphs 4.3, 5.6 and 9.2 hereof:

ABERDEEN STANDARD INVESTMENTS INC.

By:
Name:
Title:

Exhibit B

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The following are fundamental investment restrictions of each Fund which cannot be changed without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding shares means the vote of (A) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding voting securities, whichever is less.

Aberdeen International Sustainable Leaders Fund

Target Fund	Acquiring Fund

Borrow money or issue senior securities except that a Fund may borrow from banks for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 30% of the value of the Fund’s total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any bank borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund’s total assets at the time of such borrowing. Whenever such borrowings exceed 5% of the value of the Fund’s total assets, the Fund will not make any investments (including roll-overs). For purposes of this restriction, (a) the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to options, futures or forward currency contracts will not be deemed to be borrowings or pledges of the Fund’s assets.

May not borrow money or issue senior securities, except that each Fund may sell securities short, enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

May not purchase the securities of any issuer if, as a result, 25% or more (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. Government or its agencies or instrumentalities or securities of other investment companies.

Make loans, except that the Fund may purchase or hold publicly distributed fixed income securities, lend portfolio securities in an amount not exceeding 33-1/3% of the Fund’s net assets and enter into repurchase agreements.

May not lend any security or make any other loan, except that each Fund may in accordance with its investment objective and policies (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

Underwrite any issue of securities except to the extent that the investment in restricted securities and the purchase of fixed income securities directly from the issuer thereof in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.	May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

Purchase or sell real estate except that the Fund may (i) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including REITs, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

Purchase or sell physical commodities except that the Fund may (i) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by physical commodities; (iii) purchase or sell options, and (iv) purchase or sell futures contracts.

May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or SAI of the Fund.
Make short sales of securities or maintain a short position, except that the Fund may maintain short positions in forward currency contracts, options and futures contracts and make short sales “against the box.”

May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except that the Fund may (a) purchase or write options on securities, indices, commodities and currencies and (b) purchase or write options on futures contracts.

Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

Purchase more than 10% of the voting securities of any one issuer, more than 10% of the securities of any class of any one issuer or more than 10% of the outstanding debt securities of any one issuer; provided that this limitation shall not apply to investments in U.S. Government securities.

Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the maintenance of margin in connection with options, forward contracts and futures contracts or related options will not be deemed to be a purchase of securities on margin.

Invest more than 15% of the value of the Fund’s total assets in securities, which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, (a) repurchase agreements with maturities greater than seven days and (b) time deposits maturing in more than seven calendar days shall be considered illiquid.

Non-Fundamental Investment Restrictions

The following are non-fundamental investment restrictions of the Acquiring Fund which may be changed by Acquiring Fund Board without shareholder approval.

o	Make short sales of securities or maintain a short position, except that the Fund may maintain short positions in forward currency contracts, options and futures contracts and make short sales “against the box.”

o	Purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except that the Fund may (a) purchase or write options on securities, indices, commodities and currencies and (b) purchase or write options on futures contracts.

o	Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

o	Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the maintenance of margin in connection with options, forward contracts and futures contracts or related options will not be deemed to be a purchase of securities on margin.

o	Invest more than 15% of the value of the Fund’s total assets in securities, which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, (a) repurchase agreements with maturities greater than seven days and (b) time deposits maturing in more than seven calendar days shall be considered illiquid.

Global Equity Impact Fund

Target Fund	Acquiring Fund

Borrow money or issue senior securities except that the Fund may borrow from banks for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 30% of the value of the Fund’s total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any bank borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund’s total assets at the time of such borrowing. Whenever such borrowings exceed 5% of the value of the Fund’s total assets, the Fund will not make any investments (including roll-overs). For purposes of this restriction, (a) the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to options, futures or forward currency contracts will not be deemed to be borrowings or pledges of the Fund's assets.

May not borrow money or issue senior securities, except that each Fund may sell securities short, enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.	May not purchase the securities of any issuer if, as a result, 25% or more (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. Government or its agencies or instrumentalities or securities of other investment companies.

Make loans, except that the Fund may purchase or hold publicly distributed fixed income securities, lend portfolio securities in an amount not exceeding 33-1/3% of the Fund’s net assets and enter into repurchase agreements.

May not lend any security or make any other loan, except that each Fund may in accordance with its investment objective and policies (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

Underwrite any issue of securities except to the extent that the investment in restricted securities and the purchase of fixed income securities directly from the issuer thereof in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.

May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

Purchase or sell real estate except the Fund may (i) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including REITs, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

Make short sales of securities or maintain a short position, except that the Fund may maintain short positions in forward currency contracts, options and futures contracts and make short sales “against the box.”

May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or SAI of the Fund.
Purchase more than 10% of the voting securities of any one issuer, more than 10% of the securities of any class of any one issuer or more than 10% of the outstanding debt securities of any one issuer; provided that this limitation shall not apply to investments in U.S. Government securities.

May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the maintenance of margin in connection with options, forward contracts and futures contracts or related options will not be deemed to be a purchase of securities on margin.

Invest more than 15% of the value of the Fund’s total assets in securities, which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, (a) repurchase agreements with maturities greater than seven days and (b) time deposits maturing in more than seven calendar days shall be considered illiquid.

Purchase or sell physical commodities except that the Fund may (i) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by physical commodities; (iii) purchase or sell options, and (iv) purchase or sell futures contracts; and (v) hold precious-metal commodities directly.

Non-Fundamental Investment Restrictions

The following are non-fundamental investment restrictions of the Acquiring Fund which may be changed by Acquiring Fund Board without shareholder approval.

o	Make short sales of securities or maintain a short position, except that the Fund may maintain short positions in forward currency contracts, options and futures contracts and make short sales “against the box.”

o	Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

o	Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the maintenance of margin in connection with options, forward contracts and futures contracts or related options will not be deemed to be a purchase of securities on margin.

o	Invest more than 15% of the value of the Fund’s total assets in securities, which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, (a) repurchase agreements with maturities greater than seven days and (b) time deposits maturing in more than seven calendar days shall be considered illiquid.

Global High Income Fund

Target Fund	Acquiring Fund
Issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

May not purchase the securities of any issuer if, as a result, 25% or more (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. Government or its agencies or instrumentalities or securities of other investment companies.

Engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

May not borrow money or issue senior securities, except that each Fund may sell securities short, enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

Underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws.

May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.
Purchase the securities of an issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industries.

May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Purchase or sell real estate except the Fund may (i) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).
Purchase or sell physical commodities except that the Fund may (i) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instrument; (ii) purchase or sell securities or other instruments backed by physical commodities; (iii) purchase or sell options, and (iv) purchase or sell futures contracts.	May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or SAI of the Fund.

Make loans to other persons except that the Fund may (i) engage in repurchase agreements; (ii) lend portfolio securities in an amount not exceeding 33 1/3% of the Fund’s net assets, (iii) purchase debt securities; (iv) purchase commercial paper; and (v) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

May not lend any security or make any other loan, except that each Fund may in accordance with its investment objective and policies (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

Invest more than 15% of the value of the Fund’s total assets in securities, which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, (a) repurchase agreements with maturities greater than seven days and (b) time deposits maturing in more than seven calendar days shall be considered illiquid.

Non-Fundamental Investment Restrictions

The following are non-fundamental investment restrictions of the Target Fund which may be changed by Target Fund Board without shareholder approval.

o	The Global High Income Fund intends to borrow money only as a temporary measure for extraordinary or emergency purposes. In addition, the Global High Income Fund may engage in reverse repurchase agreements, forward roll transactions involving mortgage-backed securities or other investment techniques.

o	The following activities will not be considered to be issuing senior securities with respect to the Global High Income Fund: (a) collateral arrangements in connection with any type of option, futures contract, forward contract or swap; (b) collateral arrangements in connection with initial and variation margin; (c) a pledge, mortgage or hypothecation of the Global High Income Fund’s assets to secure its borrowings; or (d) a pledge of the Fund’s assets to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

The following are non-fundamental investment restrictions of the Acquiring Fund which may be changed by Acquiring Fund Board without shareholder approval.

o	Invest more than 15% of the value of the Fund’s total assets in securities, which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, (a) repurchase agreements with maturities greater than seven days and (b) time deposits maturing in more than seven calendar days shall be considered illiquid.

Exhibit C

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

A Note About Share Classes

The following sections provide more information about the share classes offered by a Fund, as applicable.

An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each Fund are set forth in the Fund Summary.

Choosing a Share Class

When selecting a share class, you should consider the following:

●	which share classes are available to you;
●	how long you expect to own your shares;
●	how much you intend to invest;
●	total costs and expenses associated with a particular share class; and
●	whether you qualify for any reduction or waiver of sales charges.

Your financial advisor can help you to decide which share class is best suited to your needs and for which you qualify.

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from a Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from a Fund or through another intermediary to receive these waivers or discounts. Please see the section “Broker-Defined Sales Charge Waiver Policies” immediately before the back cover of this prospectus to determine any sales charge discounts and waivers that may be available to you through your financial intermediary.

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. Certain endowments, non-profits, and charitable organizations may also be eligible for waiver of minimum investment requirements. If you purchase shares through an intermediary, different minimum account requirements may apply. The Trust reserves the right to waive investment minimums under certain circumstances.

Your financial intermediary may receive different compensation for selling one class of shares than for selling another class, which may depend on, among other things, the type of investor account and the policies, procedures and practices adopted by your financial intermediary. You should review these arrangements with your financial intermediary.

The table below provides a comparison of Class A shares. Class A shares are generally available to all investors; however, share class availability depends upon your financial intermediary’s policies and procedures. In addition to Class A, the Funds also offer Institutional Class shares, as applicable. Institutional Class shares are subject to different eligibility requirements, fees and expenses, may have different minimum investment requirements, and may be entitled to different services. For eligible investors, Institutional Class shares may be more suitable than Class A shares. However, an investor transacting in Institutional Class shares may be required to pay a commission to a broker that is not described in this prospectus. Contact your broker for more information about the commissions that your broker may charge.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial advisor can help you with this decision. When you buy shares, be sure to specify the class of shares. If you do not choose a share class, your investment will be made in Class A shares. If you are not eligible for the class you have selected, your investment may be refused. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund and the share class are appropriate for you. In addition, consider the Fund’s investment objectives, principal investment strategies and principal risks to determine if a Fund and which share class is most appropriate for your situation.

Class A Shares

Front-end sales charge up to 5.75% (equity funds), 3.00% (Global High Income) for Class A Shares	The offering price of the shares includes a front-end sales charge which means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales charge (CDSC) up to 1.00% (1)	Reduction and waivers of sales charges may be available.
Annual service and/or 12b-1 fee of 0.25% Administrative services fee of up to 0.25%	No conversion feature. No maximum investment amount.

(1)       Unless you are otherwise eligible to purchase Class A shares without a sales charge, for all Funds, a CDSC of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.

Class A Shares

Front-End Sales Charges For Class A Shares (other than Global High Income Fund)

	Sales Charge as a Percentage of		Dealer Commission
		Net Amount Invested	as Percentage of
Amount of Purchase	Offering Price*	(Approximately)	Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 up to $100,000	4.75	4.99	4.00
$100,000 up to $250,000	3.50	3.63	3.00
$250,000 up to $500,000	2.50	2.56	2.00
$500,000 up to $1 million	2.00	2.04	1.75
$1 million or more	None	None	None	**

*           The offering price of Class A Shares of the Fund is the next determined NAV per share plus the initial sales charge listed in the table above which is paid to the Fund’s distributor at the time of purchase of shares.

**         Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Front-End Sales Charges for Class A Shares of Global High Income Fund

	Sales Charge as a Percentage of		Dealer Commission
		Net Amount Invested	as Percentage of
Amount of Purchase	Offering Price*	(Approximately)	Offering Price
Less than $100,000	3.00%	3.10%	2.50%
$100,000 up to $250,000	2.50	2.56	2.00
$250,000 up to $1 million	2.00	2.04	1.75
$1 million or more	None	None	None	**

*            The offering price of Class A Shares of the Fund is the next determined NAV per share plus the initial sales charge listed in the table above which is paid to the Fund’s distributor at the time of purchase of shares.

**          Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Reduction and Waiver of Class A Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial intermediary or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s transfer agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges”, “Waiver of Class A Sales Charges” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 36, 37 and 54, respectively, of the Acquiring Funds’ Statutory Prospectus, and “Reduction of Class A Sales Charges” in the Acquiring Funds’ Statement of Additional Information (the “SAI”) for more information. Information regarding breakpoints is available free of charge by visiting https://www.aberdeenstandard.com/en-us/us/investor/fund-centre#literature.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

●	A Larger Investment. The sales charge decreases as the amount of your investment increases.

●	Rights of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the tables above), you and other family members living at the same address can add the value of any Class A shares in the Trust (each, an “Aberdeen Fund” and collectively, the “Aberdeen Funds”) and Aberdeen Investment Funds that you currently own or are currently purchasing to the value of your Class A purchase, as applicable.

●	Share Repurchase Privilege. If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

●	Letter of Intent Discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (at least $100,000 in Class A shares of the Global High Income Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You can also combine your holdings of Class A shares in the Aberdeen Funds and Aberdeen Investment Funds to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

The following purchasers qualify for a waiver of front-end sales charges on Class A shares:

●	“Retirement Plans”;

o	“Retirement Plans” include 401(a) plans, 401(k) plans, SIMPLE 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, non-qualified deferred compensation plans, employer sponsored benefit plans (including health savings accounts), defined benefit plans, and other similar employer sponsored retirement and benefit plans.

“Retirement Plans” do not include individual retirement vehicles, such as traditional and Roth IRAs, Coverdell education savings accounts, individual 401(k) plans, individual 403(b)(7) custodial accounts, one-person Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts.

●	investment advisory clients of the Adviser’s affiliates;

●	any life insurance company separate account registered as a unit investment trust;

●	directors, officers, full-time employees (and their spouses, children or immediate relatives) of companies that may be affiliated with the Adviser from time to time;

●	directors, officers, full-time employees and sales representatives and their employees of a broker-dealer that has a dealer/selling agreement with the Funds’ distributor;

●	investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and

●	financial institutions as shareholders of record on behalf of investment advisers or financial planners for their clients, and who charge a separate fee for their services.

Sales charges are waived on shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same Fund.

The SAI lists additional information regarding investors eligible for sales charge waivers.

Purchasing Class A Shares Without a Sales Charge

Purchases of $1 million or more of Class A shares (or $250,000 or more of Class A shares of the Global High Income Fund) have no front-end sales charge. You can purchase $1 million or more (or $250,000 or more) in Class A shares in one or more Aberdeen Funds (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) may apply when you redeem your shares in certain circumstances (see “Contingent Deferred Sales Charges on Certain Redemptions of Class A Shares”).

A CDSC of up to 1.00% applies to purchases of $1 million or more of Class A Shares if a “finder’s fee” is paid by the Funds’ distributor or Adviser to your financial advisor or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finder’s fee paid to the selling dealer.

The CDSC does not apply:

●	if you are eligible to purchase Class A shares without a sales charge for another reason; or

●	if no finder’s fee was paid; or

●	to shares acquired through reinvestment of dividends or capital gains distributions.

* The Distributor or the Fund’s Adviser may pay a finder’s fee to financial intermediaries who sell Class A shares in purchase amounts of $250,000 or more. For the selling dealer to be eligible for the finder’s fee, the following requirements apply:

●	The purchase can be made in any combination of the funds of the Trust. The amount of the finder’s fee will be determined based on the particular combination of the funds purchased. The applicable finder’s fee will be determined on a pro rata basis to the purchase of each particular fund.

●	The shareholder will be subject to a CDSC for shares redeemed in any redemption within the first 12 months of purchase.

The finder’s fee rates will equal the CDSC percentages noted below under “Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares”. Finders’ fees are not paid in connection with purchases of Class A shares on certain account types, as described in the section titled “Waiver of Class A Sales Charges”. Investors can consult with their financial advisor who purchased shares on their behalf to confirm whether a finder’s fee was paid in connection with the purchase of such shares.

Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares

Amount of Purchase	Amount of CDSC
$1 Million up to $4 Million	1.00%
$4 Million up to $25 Million	0.50%
$25 Million or More	0.25%

Waiver of Contingent Deferred Sales Charges – Class A

The CDSC may be waived on:

●	the redemption of Class A shares purchased through reinvested dividends or distributions;

●	Class A shares sold following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;

o	mandatory withdrawals of Class A shares from traditional IRA accounts after age 72 (70½ if you reach 70 ½ before January 1, 2020) and for other required distributions from retirement accounts;

If you qualify for a waiver of a CDSC, you must notify Customer Service, your financial advisor or intermediary at the time of purchase and must also provide any required evidence showing that you qualify. Your financial intermediary may have its own sales charge waiver policies, which could mean that it may not have the capability to waive such sales charges; for more complete information, see “Broker-Defined Sales Charge Waiver Policies” on page 54 of the Acquiring Funds’ Statutory Prospectus.

Share Classes Available Only to Institutional Accounts

All of the Funds offer Institutional Class shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

●	the level of distribution and administrative services the plan requires;
●	the total expenses of the share class; and
●	the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

●	funds of funds offered by affiliates of the Funds;

●	retirement plans for which no third-party administrator receives compensation from the Funds;

●	institutional advisory accounts of the Adviser’s affiliates, those accounts which have client relationships with an affiliate of the Adviser, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;

●	rollover individual retirement accounts from such institutional advisory accounts;

●	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution;

●	registered investment advisers investing on behalf of institutions and high net-worth individuals. This may also include registered investment advisers as well as financial intermediaries with clients enrolled in certain fee-based/advisory platforms where compensation for advisory services is derived exclusively from clients;

●	financial intermediaries that have entered into an agreement with the Distributor to offer Institutional Class shares through a no-transaction fee platform;

●	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary; or

●	brokerage platforms of firms that have agreements with the fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Institutional Class shares in these programs may be required to pay a commission and/or other forms of compensation to the broker.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Funds’ distributor. These fees are either kept or paid to your financial advisor or other intermediary.

Distribution and Service Fees

Each Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to Class A which permits Class A shares of the Funds (if applicable) to compensate the Funds’ distributor or any other entity approved by the Board of Trustees (collectively, “payees”) for expenses associated with the distribution-related and/or shareholder services provided by such entities. These fees are paid to the Funds’ distributor and are either kept or paid to your financial advisor or other intermediary for distribution and shareholder services. Institutional Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. The 12b-1 fees are accrued daily and paid monthly. As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A shares pay the Funds’ distributor annual amounts not exceeding the following:

As a % of
Class	Daily Net Assets
Class A	0.25%
(distribution or service fee)

Administrative Services Fees/Sub-Transfer Agency Fees

The Funds may pay and/or reimburse administrative services fees/sub-transfer agent expenses to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds (sometimes referred to as “sub-transfer agency fees”), subject to certain limitations approved by the Board of Trustees. (These fees may be in addition to the Rule 12b-1 fees described above.) Sub-transfer agency fees generally include, but are not limited to, costs associated with recordkeeping, networking, sub-transfer agency or other administrative or shareholder services.

Class A shares of the Funds pay for such services pursuant to an Administrative Services Plan adopted by the Board of Trustees. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual administrative services fee of 0.25% for Class A shares (or under an amendment to the Administrative Services Plan that is in effect until at least February 28, 2022, a maximum of 0.15% for contracts with fees that are calculated as percentage of Fund assets and a maximum of $16 per account for contracts with fees that are calculated on a dollar per account basis); however, many intermediaries do not charge the maximum permitted fee or even a portion thereof. Institutional Class shares may also pay for the services described above directly and not pursuant to an Administrative Services Plan.

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in such share class over time and may cost you more than paying other types of fees.

Revenue Sharing

The Adviser and/or its affiliates (collectively, “Aberdeen”) may make payments for marketing, promotional or related services provided by broker-dealers, platforms, and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers. The Adviser may also pay and/or reimburse sub-transfer agency fees or portions thereof to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds, subject to certain limitations approved by the Board.

These payments, or a portion of these payments in certain instances, are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list and/or access to an intermediary’s personnel and other factors. Current revenue sharing payments have various structures and typically may be made in one or more of the following forms, one time payments of up to 0.25% on gross sales, asset-based payments of up to 0.23%, one time ticket charges pertaining to purchases placed through advisory platforms, flat fees or minimum aggregate fees of up to $75,000 annually. These amounts are subject to change at the discretion of Aberdeen. Revenue sharing payments are paid from Aberdeen’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. The Board of Trustees will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Aberdeen, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by Aberdeen.

In addition to the revenue sharing payments described above, Aberdeen may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such payments may include:

●	the Funds’ distributor and other affiliates of the Adviser;

●	broker-dealers;

●	financial institutions; and

●	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Notwithstanding the revenue sharing payments described above, the Adviser and all sub-advisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the Adviser’s or a sub-adviser’s selection of such broker-dealer for portfolio transaction execution.

Investing Through Financial Intermediaries

Financial intermediaries may provide varying arrangements for their clients to purchase and redeem shares of the Funds. In addition, financial intermediaries are responsible for providing to you any communication from a Fund to its shareholders, including but not limited to, prospectuses, prospectus supplements, proxy materials and notices regarding the source of dividend payments under Section 19 of the Investment Company Act of 1940. They may charge additional fees not described in this prospectus to their customers for such services.

If shares of a Fund are held in a “street name” account with financial intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by the financial intermediary, and not by the Fund and its transfer agent. Since the Funds will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about your account. The transfer of shares in a “street name” account to an account with another dealer or to an account directly with a Fund involves special procedures and may require you to obtain historical purchase information about the shares in the account from your financial intermediary. If your financial intermediary’s relationship with Aberdeen is terminated, and you do not transfer your account to another financial intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account resulting from a redemption.

Financial intermediaries may be authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by the Trust, to designate other financial intermediaries to accept such orders. In these cases:

●	A Fund will be deemed to have received an order that is in good form when the order is received by the financial intermediary on a business day, and the order will be priced at a Fund’s net asset value per share (adjusted for any applicable sales charge) next determined after such receipt.

●	Financial intermediaries are responsible for transmitting received orders to a Fund within the time period agreed upon by them.

You should contact your financial intermediary to learn whether it is authorized to accept orders for the Trust.

Contacting Aberdeen Funds

Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 866-667-9231.

Automated Voice Response Call 866-667-9231, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

●	make transactions;

●	hear fund price information; and

●	obtain mailing and wiring instructions.

Internet Go to www.aberdeen-asset.us/aam.nsf/usRetail/home 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

●	download Fund prospectuses;

●	obtain information on the Aberdeen Funds;

●	access your account information; and

●	request transactions, including purchases, redemptions and exchanges.

By Regular Mail

Aberdeen Funds

P.O. Box 219534

Kansas City MO 64121-9534

By Overnight Mail

Aberdeen Funds

c/o DST Asset Manager Solutions, Inc.
430 W. 7th Street, Ste. 219534
Kansas City, MO 64105-1407

By Fax 866-923-4269.

Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

●	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.

●	generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV for a particular class next determined after the order is received in good form by a Fund’s transfer agent or an authorized intermediary, plus any applicable sales charge. An order is in “good form” if the Funds’ transfer agent has all the information and documentation it deems necessary to effect your order.

Please note the following with respect to the price at which your transactions are processed:

Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although fixed income Fund shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. On any business day when the SIFMA recommends that the bond markets close early, a fixed income Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a fixed income Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given to the next business day.

The Trust reserves the right to reprocess purchase (including dividend reinvestments), redemption and exchange transactions that were processed at a NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV, as adjusted.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets are stopped at a time other than their regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call 1-866-667-9231.

The Funds do not calculate NAV on days when the New York Stock Exchange is regularly closed (except as described above for fixed income Funds). The New York Stock Exchange is closed on the following days:

●	New Year’s Day

●	Martin Luther King, Jr. Day

●	Presidents’ Day

●	Good Friday

●	Memorial Day

●	Independence Day

●	Labor Day

●	Thanksgiving Day

●	Christmas Day

●	Other days as determined by the New York Stock Exchange.

Foreign securities may trade on their local markets on days when a Fund is closed. As a result, if a Fund holds foreign securities, its NAV may be impacted on days when investors may not be able to purchase or redeem shares.

Buying, Exchanging and Selling Shares

Fund Transactions

All transaction orders must be received by the Funds’ transfer agent in Kansas City, Missouri or an authorized intermediary prior to the calculation of each Fund’s NAV to receive that day’s NAV. The Fund has the right to close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state.

How to Buy Shares

Be sure to specify the class of shares you wish to purchase. Each Fund may reject any order to buy shares and may suspend the offering of shares at any time.

Through an authorized intermediary. The Funds or the Funds’ distributor have relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ transfer agent or an authorized intermediary receives your order in proper form.

By mail. Complete an application and send with a check made payable to: Aberdeen Funds. Payment must be made in U.S. Dollars and drawn on a U.S. bank. The Funds do not accept cash, starter checks, third-party checks, travelers’ checks, credit card checks or money orders.

By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders.

On-line. Transactions may be made through the Aberdeen Funds’ website at https://www.aberdeenstandard.com/en-us/us/investor/fund-centre#literature. However, the Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by federal funds wire to the Funds’ custodian bank. The authorization will be in effect unless you give the Funds written notice of its termination.

●	if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.

●	your bank may charge a fee to wire funds.

●	the wire must be received by 4:00 p.m. in order to receive the current day’s NAV.

By Automated Clearing House (ACH). You can fund your Aberdeen Funds’ account with proceeds from your bank via ACH on the second business day after your purchase order has been processed. A voided check must be attached to your application. Money sent through ACH typically reaches Aberdeen Funds from your bank in two business days. There is no fee for this service. The authorization will be in effect unless you give the Funds written notice of its termination.

By Automatic Investment Plan (AIP). Once your account has been opened, you may make regular investments automatically in amounts of not less than $50 per month in Class A shares of a Fund. You will need to complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent to do this.  Your financial institution must be a member of the Automated Clearing House (ACH) network to participate in an AIP.  Any request to change or terminate your AIP should be submitted to the Funds’ transfer agent 10 days prior to effective date. Please call Aberdeen Funds at (866) 667-9231 for further information. If you redeem shares purchased via the AIP within 10 days, the Funds’ transfer agent may delay payment until it is assured that the purchase has cleared your account.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number 866-667-9231. Eligible entities or individuals wishing to conduct transactions in Institutional Class shares should call our toll-free number 866-667-9231.

How to Exchange* or Sell** Shares

* Exchange privileges may be amended or discontinued upon 60 days written notice to shareholders.

** A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Funds or the Funds’ distributor have relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ transfer agent or an authorized intermediary receives your order in proper form.

By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Aberdeen Funds. The letter must include your account number(s) and the name(s) of the Fund(s) you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders. For redemptions, shareholders who own shares in an IRA account should call 866-667-9231. It may be difficult to make telephone transactions in times of unusual economic or market conditions.

Additional information for selling shares. A check made payable to the shareholder(s) of record will be mailed to the address of record. The Funds may record telephone instructions to redeem shares, and may request redemption instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Aberdeen Funds’ website at https://www.aberdeenstandard.com/en-us/us/investor/fund-centre#literature. However, the Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. The Funds can wire the proceeds of your redemption directly to your account at a commercial bank. A voided check must be attached to your application. The authorization will be in effect unless you give the Funds written notice of its termination.

●	your proceeds typically will be wired to your bank on the next business day after your order has been processed.

●	Aberdeen Funds deducts a $20 service fee from the redemption proceeds for this service.

●	your financial institution may also charge a fee for receiving the wire.

●	funds sent outside the U.S. may be subject to higher fees.

Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed. A voided check must be attached to your application. Money sent through ACH should reach your bank in two business days. There is no fee for this service. The authorization will be in effect unless you give the Funds written notice of its termination. ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number 866-667-9231. Eligible entities or individuals wishing to conduct transactions in Institutional Class shares should call our toll-free number 866-667-9231.

Pricing of Fund Shares

The Funds value their securities at current market value or fair value, consistent with regulatory requirements.  “Fair value” is defined in the Funds’ Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Open-end mutual funds are valued at the respective net asset value as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.  Closed-end funds and ETFs are valued at the market price of the security at the Valuation Time.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined confidence threshold.

Long-term fixed income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Funds’ Board of Trustees. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by the Adviser generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower, or occasionally, higher prices than institutional round lot trades. Short-term fixed income securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value.

Derivative instruments are generally valued according to the following procedures. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation.  Futures contracts are generally valued at the most recent settlement price as of NAV determination.  Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).  When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by the Funds’ Pricing Committee, taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Funds’ Board of Trustees.

In-Kind Purchases

Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

●	name;

●	date of birth (for individuals);

●	residential or business street address (although post office boxes are still permitted for mailing); and

●	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. If the NAV on the redemption date is lower than the NAV on your original purchase date, you will receive less than your original investment amount when the account is closed (less any applicable CDSC).

Accounts with Low Balances

Maintaining small accounts is costly for the Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund’s minimum.

●	If the value of your account falls below $1,000, you are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from your account are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, each Fund may waive the quarterly fee. See the SAI for information about the circumstances under which this fee will not be assessed.

●	Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $1,000. In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

Exchanging Shares

If you hold Class A or Institutional Class shares, you may exchange your Fund shares for shares of any fund of the Trust that is currently accepting new investments as long as:

●	your financial intermediary’s policies and procedures permit exchanges;

●	both accounts have the same registration;

●	your first purchase in the new fund meets its minimum investment requirement; and

●	you purchase the same class of shares. For example, you may exchange between Class A shares of any Fund of the Trust, but may not exchange between Class A shares.

The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.

Generally, you may exchange all or part of your shares for shares of the same class of another Aberdeen Fund without paying a front-end sales charge or CDSC at the time of the exchange. However,

●	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange.

You should obtain and carefully read the prospectus of the Fund you are acquiring before making an exchange.

Moving Share Classes in the Same Fund

A financial intermediary may exchange shares in one class held on behalf of its customers for another class of the same Fund with a lower total expense ratio, subject to any agreements between the customer and the intermediary. All such transactions are subject to meeting any investment minimum or eligibility requirements. Neither the Fund nor the Adviser will make any representations regarding the tax implications of such exchanges.

Financial intermediaries may offer investment programs (a “Program”) to their clients that are governed by specific terms. The Program terms may permit the financial intermediary to exchange Institutional Class shares held in a client’s account for a class of shares of the same Fund with a higher expense structure. For example, if a financial intermediary client account holds Institutional Class shares and has ceased his or her participation in a Program that utilizes Institutional Class shares, or the financial intermediary has determined to utilize Class A shares rather than Institutional Class shares in its Program, or the shareholder transfers to a Program that utilizes Class A shares, the financial intermediary may exchange Institutional Class shares held in the client account for Class A shares of the same Fund. Based on the Program terms, such exchange may be on the basis of the relative NAVs of the shares, without imposition of any sales load, fee, or other charge. If the Program terms do not include a waiver of such charges, the client account may be subject to the payment of a sales load upon a transfer from Institutional Class to Class A shares. There could be tax consequences for any such exchange. Investors in such Programs should consult their tax advisor to determine if there are tax consequences if the intermediary makes such an exchange.

Systematic Withdrawal Program

You may elect to automatically redeem shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A shares subject to a sales charge while redeeming shares using this program.

Systematic Exchange Plan and Dividend Moves

This systematic exchange plan allows you to transfer $50 or more to one Aberdeen Fund from another Aberdeen Fund systematically, monthly or quarterly.  Accounts participating in a systematic exchange plan have a minimum balance requirement of $5,000.  You will need to complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent to do this.  Dividends of any amount can be moved automatically from one Fund to another at the time they are paid. This systematic exchange plan may not be permitted by the policies and procedures of your financial intermediary. Please consult your financial advisor for more information.

Selling Shares

You can sell, or in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the redemption.

You may not be able to redeem your Fund shares or the Funds may delay paying your redemption proceeds if:

●	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
●	trading is restricted; or
●	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, a Fund will issue payment for shares that you redeem the next business day after your redemption request is received in good order. The proceeds will be sent to you thereafter and delivery time may vary depending on the method by which you owned your shares (for example, directly or through a broker). Payment for shares that you recently purchased by check may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. A Fund may delay forwarding redemption proceeds for up to seven days:

●	if the account holder is engaged in excessive trading or
●	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Occasionally, large shareholder redemption requests may exceed the cash balance of a Fund and result in overdraft charges to the Fund until the sale of portfolio securities to cover the redemption request settle, which is typically a few days.

If you choose to have your redemption proceeds mailed to you and the redemption check is returned as undeliverable or is not presented for payment within six months, the Funds reserve the right to reinvest the check proceeds and future distributions in shares of the particular Fund at the Fund’s then-current NAV until you give the Funds different instructions.

Under normal circumstances, each Fund expects to meet redemption requests by using cash in its portfolio or by selling portfolio securities to generate cash. During periods of stressed market conditions, when a significant portion of a Fund’s portfolio may be comprised of less-liquid investments, such Fund may be more likely to limit cash redemptions and may determine to pay redemption proceeds by borrowing under its overdraft facility, and/or by transferring some of the securities held by the Fund directly to an account holder as a redemption-in-kind of securities (instead of cash). For more about Aberdeen Funds’ ability to make a redemption-in-kind, see the SAI.

The Board of Trustees has adopted procedures for redemptions in-kind by shareholders including affiliated and unaffiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption-in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder. Further, the procedures require that, in general, in-kind redemptions may be distributed on a pro rata basis whereby the redeeming shareholder would receive a proportionate share of every investment held by the Fund including cash. In certain circumstances, however, pro rata distribution with some adjustments may be made when the redeeming shareholder is restricted by law from taking possession of certain securities or the Fund’s Adviser believes such a distribution is in the best interests of shareholders.

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of shares of the Funds in any of the following instances:

●	if ownership is being changed on your account;

●	the redemption check is made payable to anyone other than the registered shareholder;

●	the proceeds are mailed to an address other than the address of record;

●	your account address has changed within the last 15 calendar days;

●	the redemption proceeds are being wired or sent by ACH to a bank for which instructions are currently not on your account; or

●	the redemption proceeds are being wired or sent by ACH to a bank account that has been added or changed within the past 15 calendar days.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

Excessive or Short-Term Trading

Aberdeen Funds seek to discourage short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds of the Trust or sales and repurchases of Funds within a short time period) may:

●	disrupt portfolio management strategies;

●	increase brokerage and other transaction costs; and

●	negatively affect fund performance.

Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds.

Monitoring of Trading Activity

The Funds, through the Adviser, the sub-adviser (if applicable) and its agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account. Despite its best efforts, the Trust may be unable to identify or deter excessive trades conducted through certain intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, the Trust may not be able to prevent all market timing and its potential negative impact.

Restrictions on Transactions

Whenever a Fund is able to identify short-term trades or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades that the Fund identifies. A Fund also has sole discretion to:

●	restrict purchases or exchanges that the Fund or its agents believe constitute excessive trading and

●	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

In general if you make an exchange equaling 1% or more of a Fund’s NAV, the exchange into another Aberdeen Fund may be rejected.

The Funds, at their discretion, may choose to exempt certain types of transactions from short-term trading restrictions if the Adviser believes the Fund share activity is not to the detriment of the Fund or its shareholders.  The following, among others, are examples of transaction descriptions that may qualify for an exemption:  transactions made by a participant in Fund-sponsored systematic purchase, exchange and redemption programs; required minimum distributions from retirement accounts; transactions placed by fund-of-funds organized as registered investment companies;  transactions placed at the direction of a retirement plan administrator; and transactions made pursuant to an asset allocation or advisory program.

Fair Valuation

The Trust has fair value pricing procedures in place as described above in “Investing with Aberdeen Funds: Pricing of Fund Shares.”

Unclaimed Share Accounts

Please be advised that abandoned or unclaimed property laws for certain states require financial organizations to transfer (escheat) unclaimed property (including Fund shares) to the state. Each state has its own definition of unclaimed property, and Fund shares could be considered “unclaimed property” due to account inactivity (e.g., no owner-generated activity for a certain period), returned mail (e.g., when mail sent to a shareholder is returned to the Fund’s transfer agent as undeliverable), or a combination of both. If your Fund shares are categorized as unclaimed, your financial advisor or the Fund’s transfer agent will follow the applicable state’s statutory requirements to contact you, but if unsuccessful, laws may require that the shares be escheated to the appropriate state. Escheatment of retirement account assets may be subject to U.S. federal withholding tax. If this happens, you will have to contact the state to recover your property, which may involve time and expense. For more information on unclaimed property and how to maintain an active account, please contact your financial adviser or the Fund’s transfer agent.

Distributions and Taxes

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution will vary and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

Income and Capital Gain Distributions

Each Fund intends to qualify each year as a regulated investment company under Subchapter M the Internal Revenue Code of 1986, as amended (the “Code” or the “Internal Revenue Code”). As a regulated investment company, a Fund generally pays no federal income tax on the income and capital gains it distributes to you. Each of the International Sustainable Leaders Fund and Global Equity Impact Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends annually. The Global High Income Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. Capital gains, if any, may be distributed at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request in writing a payment in cash if the distribution is in excess of $5.

If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the particular Fund at the Fund’s then-current NAV until you give the Trust different instructions.

Tax Considerations

If you are a taxable investor, a portion of the dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:

●	distributions are taxable to you at either ordinary income or capital gains tax rates (except as described below with respect to exempt-interest dividends);

●	distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;

●	distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;

●	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met;

●	for individuals, a portion of the income dividends paid may be eligible for a 20% “qualified business income” deduction between 2018 and 2025 to the extent attributable to ordinary real estate investment trust (“REIT”) dividends, provided that certain holding period requirements are met;

●	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividends-received deduction, subject to certain limitations; and

●	distributions declared in October, November or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV (any exempt interest dividends will be reported on Form 1099-INT), which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund’s fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the Funds (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Dividends and other distributions by a Fund are generally treated under the Internal Revenue Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or capital gain distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

In certain situations, a Fund may, for a taxable year, defer all or a portion of its net capital loss realized after October (or if there is no net capital loss, then any net long-term or short-term capital loss) and its late-year ordinary loss (defined as the sum of the excess of post-October non-U.S. currency and passive non-U.S. investment company (“PFIC”) losses over post-October non-U.S. currency and PFIC gains plus the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If a Fund elects to do so, then any foreign taxes it pays on these investments may be passed through to you either as a deduction (in calculating U.S. taxable income, but only for investors who itemize their deductions on their personal tax returns) or as a foreign tax credit.

If you are a taxable investor and invest in a Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of one Fund of the Trust for another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are currently taxed at 15% or 20%, depending on whether your income exceeds certain threshold amounts, which are adjusted annually for inflation. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds.

Other

Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate, U.S. estate tax and special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Properly reported dividends received by a non-U.S. investor are generally exempt from U.S. federal withholding tax when they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, reduced by expenses that are allocable to such income), or (ii) are paid in connection with the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on the circumstances, the Fund may report all, some or none of the Fund’s potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and a portion of the Fund's distributions (e.g. interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. Exemptions from U.S. withholding tax are also provided for exempt-interest dividends and capital gain dividends paid by a Fund from long-term capital gains, if any. However, notwithstanding such exemption from U.S. withholding at the source, any dividends and distributions of income or capital gains will be subject to backup withholding if you fail to properly certify that you are not a U.S. person.

Under current law, the Funds serve to block unrelated business taxable income from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize unrelated business taxable income by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code. Certain types of income received by the Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to report some or all of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income may (i) constitute taxable income, as “unrelated business taxable income” for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Section 664 of the Code) has unrelated business taxable income for a taxable year, a 100% excise tax on the unrelated business taxable income is imposed on the trust.

A 3.8% Medicare contribution tax is imposed on net investment income, including, among other things, dividends and net gain from investments, of U.S. individuals with income exceeding $200,000 ($250,000 if married filing jointly), and of estates and trusts.

Additionally, a 30% withholding tax is currently imposed on fund dividends paid to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the Internal Revenue Service (“IRS”) information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

Exhibit D

PRINCIPAL HOLDERS OF SHARES AS OF AUGUST 2, 2021

ABERDEEN INTERNATIONAL SUSTAINABLE LEADERS FUND

Name	Address	Class	% of Ownership
VANGUARD BROKERAGE SERVICES	PO BOX 1170 VALLEY FORGE PA 19482-1170	INSTITUTIONAL CLASS	34.78%
CHARLES SCHWAB & CO INC	211 MAIN ST SAN FRANCISCO CA 94105-1905	INSTITUTIONAL CLASS	15.38%
NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD FL 5 JERSEY CITY NJ 07310-2010	INSTITUTIONAL CLASS	13.78%
WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST SAINT LOUIS MO 63103-2523	INSTITUTIONAL CLASS	9.28%
CHARLES SCHWAB & CO INC	211 MAIN ST SAN FRANCISCO CA 94105-1905	CLASS A	54.6%
NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD FL 5 JERSEY CITY NJ 07310-2010	CLASS A	20.1%
TD AMERITRADE INC	PO BOX 2226 OMAHA NE 68103-2226	CLASS A	5.11%

ABERDEEN GLOBAL EQUITY IMPACT FUND

Name	Address	Class	% of Ownership
WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST SAINT LOUIS MO 63103-2523	INSTITUTIONAL CLASS	25.35%
NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD FL 5 JERSEY CITY NJ 07310-2010	INSTITUTIONAL CLASS	10.52%
CHARLES SCHWAB & CO INC	211 MAIN ST SAN FRANCISCO CA 94105-1905	INSTITUTIONAL CLASS	9.53%
MORGAN STANLEY SMITH BARNEY LLC	1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1932	INSTITUTIONAL CLASS	9.18%
J P MORGAN SECURITIES LLC	4 CHASE METROTECH CTR 3RD FL MFD BROOKLYN NY 11245-0003	INSTITUTIONAL CLASS	9.09%
LPL FINANCIAL	4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	INSTITUTIONAL CLASS	7.47%
PERSHING LLC	1 PERSHING PLZ JERSEY CITY NJ 07399-0002	INSTITUTIONAL CLASS	5.35%
SEI PRIVATE TRUST COMPANY	1 FREEDOM VALLEY DR OAKS PA 19456-9989	INSTITUTIONAL CLASS	5.29%
UBS WM USA	1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	INSTITUTIONAL CLASS	5.13%
NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD FL 5 JERSEY CITY NJ 07310-2010	CLASS A	38.66%
CHARLES SCHWAB & CO INC	211 MAIN ST SAN FRANCISCO CA 94105-1905	CLASS A	21.59%
TD AMERITRADE INC FOR THE	PO BOX 2226 OMAHA NE 68103-2226	CLASS A	6.31%
CHARLES SCHWAB & CO INC	211 MAIN STREET SAN FRANCISCO CA 94105-1905	CLASS A	6.13%

D-1

ABERDEEN GLOBAL HIGH INCOME FUND

Name	Address	Class	% of Ownership
NABANK & CO.	PO BOX 2180 TULSA OK 74101-2180	INSTITUTIONAL CLASS	31.77%
NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD FL 5 JERSEY CITY NJ 07310-2010	INSTITUTIONAL CLASS	11.47%
UBS WM USA	1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	INSTITUTIONAL CLASS	10.23%
LPL FINANCIAL	4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	INSTITUTIONAL CLASS	9.72%
CAPINCO	PO BOX 1787 MILWAUKEE WI 53201-1787	INSTITUTIONAL CLASS	8.98%
CHARLES SCHWAB & CO INC	211 MAIN ST SAN FRANCISCO CA 94105-1905	INSTITUTIONAL CLASS	6.17%
PERSHING LLC	1 PERSHING PLZ JERSEY CITY NJ 07399-0002	INSTITUTIONAL CLASS	5.87%
NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD FL 5 JERSEY CITY NJ 07310-2010	CLASS A	44.57%
CHARLES SCHWAB & CO INC	211 MAIN STREET SAN FRANCISCO CA 94105-1905	CLASS A	16.32%
TD AMERITRADE INC FOR THE	PO BOX 2226 OMAHA NE 68103-2226	CLASS A	11.64%
CHARLES SCHWAB & CO INC	211 MAIN ST SAN FRANCISCO CA 94105-1905	CLASS A	10.26%

D-2

PART B

ABERDEEN INVESTMENT FUNDS

Aberdeen International Sustainable Leaders Fund

Aberdeen Global Equity Impact Fund

Aberdeen Global High Income Fund

1900 Market Street, Suite 200

Philadelphia, Pennsylvania 19103

(866) 667-9231

ABERDEEN FUNDS

Aberdeen International Sustainable Leaders Fund

Aberdeen Global Equity Impact Fund

Aberdeen Global High Income Fund

1900 Market Street, Suite 200

Philadelphia, Pennsylvania 19103

(866) 667-9231

STATEMENT OF ADDITIONAL INFORMATION

August 24, 2021

This Statement of Additional Information (the “SAI”) relates to the proposed reorganization of the Aberdeen International Sustainable Leaders Fund, Aberdeen Global Equity Impact Fund and Aberdeen Global High Income Fund (each an “AIF Fund” or “Target Fund,” and collectively the “Target Funds”), each a series of Aberdeen Investment Funds, a Massachusetts business trust, into a corresponding series of Aberdeen Funds, a Delaware statutory trust, of the same name (each an “Acquiring Fund”) (each, a “Reorganization” and collectively, the “Reorganizations”).

This SAI contains information that may be of interest to shareholders of each Target Fund relating to the Reorganizations, but which is not included in the Proxy Statement/Prospectus dated August 24, 2021 (the “Proxy Statement/Prospectus”).  As described in the Proxy Statement/Prospectus, in each Reorganization, the Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the Target Fund in complete liquidation and dissolution of the Target Fund.

This SAI is not a prospectus, and should be read in conjunction with the Proxy Statement/Prospectus.  A copy of the Proxy Statement/Prospectus is available upon request and without charge by writing to Aberdeen Funds, 1900 Market Street, Suite 200 Philadelphia, Pennsylvania 19103 or by calling (866) 667-9231.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Proxy Statement/Prospectus.

Table of Contents

Additional Information About the Target Funds and the Acquiring Funds	S-2

Financial Statements	S-2

S-1

Additional Information About the Target Funds and the Acquiring Funds

For the Target Funds: Incorporated by reference is the Statement of Additional Information in the Registration Statement on Form N-1A of Aberdeen Investment Funds dated February 26, 2021 (SEC Accession No. 0001104659-21-029265), as supplemented, as filed with the Securities and Exchange Commission (the “SEC”).

For the Acquiring Funds: Incorporated by reference is the Statement of Additional Information in the Registration Statement on Form N-1A of Aberdeen Funds dated August 24, 2021 (SEC Accession No. 0001104659-21-108881), as supplemented, as filed with the SEC.

Financial Statements

This SAI incorporates by reference (i) the Annual Report of the Target Funds for the fiscal year ended October 31, 2020 (SEC Accession No. 0001387131-21-000329) and (ii) the Semi-Annual Report of the Target Funds for the semi-annual period ended April 30, 2021 (SEC Accession No. 0001387131-21-007199), which have been filed with the SEC. This report contains historical financial information regarding the Target Funds. The financial statements therein and the report of independent accountants therein, are incorporated herein by reference. Corresponding information for the Acquiring Funds is not yet available because the Acquiring Funds are new.

The Reorganization will not result in a material change to a Target Fund’s investment portfolio due to the investment restrictions of the corresponding Combined Fund. In particular, each security held by a Target Fund is eligible to be held by the corresponding Combined Fund.

There are no material differences between the accounting and valuation policies of the Target Funds and those of the Acquiring Funds.

S-2

PART C: OTHER INFORMATION

Item 15. Indemnification

(a)	Article VII, Section 2 of the Registrant’s Agreement and Declaration of Trust (“Trust Declaration”) provides that the Registrant (the “Trust”), out of the Trust Property, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Trust whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted. Nothing in the Trust Declaration shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office (such conduct referred to herein as “Disqualifying Conduct”).

For the purpose of this indemnification and limitation of liability, “Agent” means any person who is or was a trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise; “Proceeding” means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative. To the fullest extent that limitations on the liability of Agents are permitted by the Delaware Statutory Trust Act, as amended, and other applicable law, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter of the Trust. No amendment or repeal of Article VII of the Trust Declaration regarding indemnification shall adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.

(b)	The Registrant’s Trust Declaration provides that to the fullest extent permitted by applicable law, the officers and Trustees shall be entitled and have the authority to purchase with Trust Property, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which such Person becomes involved by virtue of such Person’s capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of Article VII of the Trust Declaration.

(c)	In addition, indemnification against certain liabilities of the Registrant’s trustees and officers and the Registrant’s sub-advisers, administrator, principal underwriter and custodian are provided in: (1) Section 7(b) of each Investment Advisory Agreement between the Registrant and Aberdeen Standard Investments Inc. (formerly, Aberdeen Asset Management, Inc.) (“ASI”); (2) Section 10 of the Sub-Advisory Agreements among the Registrant, ASI and each of the following sub-advisers: (a) Aberdeen Standard Investments (Asia) Limited (formerly known as Aberdeen Asset Management Asia Limited) and (b) Aberdeen Asset Managers Limited; (3) Section 9(a) and (b) of the Underwriting Agreement between the Registrant and Aberdeen Fund Distributors, LLC; (4) Section 8 of the Transfer Agency and Service Agreement between the Registrant and Boston Financial Data Services, Inc.; and (5) Section 17 of the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company. Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties. These Agreements are incorporated herein by reference to Item 16.

(d)	Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

1.	(a) Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit EX-99.a.1. of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A as filed on March 13, 2008 (Accession Number 0001104659-08-017390).

(i)	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit EX-99.a.1.a of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A as filed on June 23, 2008 (Accession Number 0001193125-08-138324) (“Post-Effective Amendment No. 2”).

(ii)	Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Global Fixed Income Fund, Aberdeen Global Small Cap Fund, Aberdeen International Focus Fund, Aberdeen International Focus Portfolio and Aberdeen Asia Bond Fund is incorporated by reference to Exhibit EX-99.a.1.c of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A as filed on April 22, 2009 (Accession Number 0001104659-09-025445).

(iii)	Certificate of Establishment and Designation of Additional Series and Share Class of Aberdeen Funds establishing the Aberdeen Emerging Markets Institutional Fund is incorporated by reference to Exhibit EX-99.a.1.d of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A as filed on July 20, 2009 (Accession Number 0001104659-09-043743).

(iv) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund and Institutional Service Class for the Aberdeen International Equity Institutional Fund, Aberdeen Asia Bond Institutional Fund and Aberdeen Emerging Markets Institutional Fund is incorporated by reference to Exhibit EX-99.a.1.d of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A as filed on October 28, 2009 (Accession Number 0001135428-09-000523).

(v)	Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Emerging Markets Debt Local Currency Fund, Aberdeen Global High Yield Bond Fund and Aberdeen Ultra-Short Duration Bond Fund is incorporated by reference to Exhibit EX-99.a.1.f of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A as filed on October 4, 2010 (Accession Number 0001104659-10-051121) (“Post-Effective Amendment No. 28”).

(vii)	Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen U.S. Equity I Fund and Aberdeen U.S. Equity II Fund is incorporated by reference to Exhibit EX-99.a.1.g of Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A as filed on August 12, 2011 (Accession Number 0001104659-11-046544) (“Post-Effective Amendment No. 39”).

(viii)	Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen U.S. High Yield Bond Fund is incorporated by reference to Exhibit EX-99.a.1.g of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A as filed on December 15, 2011 (Accession Number 0001104659-11-069674).

(ix)	Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Emerging Markets Debt Fund is incorporated by reference to Exhibit EX-99.a.1.j of Post-Effective Amendment No.47 to the Registrant’s Registration Statement on Form N-1A as filed on June 15, 2012 (Accession Number 0001104659-12-043873) (“Post-Effective Amendment No. 47”).

(x)	Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Alternative Strategies Fund and Aberdeen Alternative Strategies Fund II is incorporated by reference to Exhibit EX-99.a.1.k of Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A as filed on October 15, 2015 (Accession Number 0001104659-15-070904).

(xi)	Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen U.S. Mid Cap Equity Fund is incorporated by reference to Exhibit EX-99.a.1.n of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A as filed on February 29, 2016 (Accession Number 0001104659-16-101125) (“Post-Effective Amendment No. 72”).

(xii)	Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund is incorporated by reference to Exhibit EX-99.a.1.l of Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A as filed on March 7, 2018 (Accession Number 0001104659-18-015555).

(xiii)	Certificate of Establishment and Designation of Additional Share Class of Aberdeen Funds establishing Class A1 shares of the Aberdeen Ultra Short Municipal Income Fund is incorporated by reference to Exhibit EX-99.a.1.m of Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A as filed on February 28, 2019 (Accession No. 0001104659-19-011471) (“Post-Effective Amendment No. 90”).

(xiv)	Certificate of Establishment and Designation of Additional Share Class of Aberdeen Funds establishing Class C shares of the Aberdeen Short Duration High Yield Municipal Fund is incorporated by reference to Exhibit EX-99.a.1.m of Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A as filed on October 19, 2020 (Accession No. 0001104659-20-116041).

(xv)	Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen International Sustainable Leaders Fund, Aberdeen Global Equity Impact Fund and Aberdeen Global High Income Fund is filed herewith.

(b)	Certificate of Trust of Registrant, as filed with the Office of the Secretary of State of the State of Delaware on September 27, 2007, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A as filed on October 12, 2007 (Accession Number 0001137439-07-000471).

2.	Amended and Restated By-Laws of Registrant are incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A as filed on January 18, 2008 (Accession Number 0001386893-08-000026).

3.	Not Applicable.

4.	Form of Agreement and Plan of Reorganization attached as Exhibit A to the Proxy Statement/Prospectus is incorporated herein by reference.

5.	(a) See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of Registrant’s Amended and Restated Agreement and Declaration of Trust.

(b) See Article II, “Meetings of Shareholders,” of Registrant’s Amended and Restated By-Laws.

6.	(a) Investment Advisory Agreement dated February 7, 2008 between Registrant and Aberdeen Standard Investments Inc. (formerly, Aberdeen Asset Management Inc.) (“ASI”) (the “2008 Advisory Agreement”) is incorporated by reference to Exhibit EX-99.d.1 of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)	Amendment and Amended Exhibit A to the 2008 Advisory Agreement between Registrant and ASI is incorporated by reference to Exhibit EX-99d.1.a of Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N1A as filed on February 26, 2021 (Accession Number 0001104659-21-029250) (“Post-Effective Amendment No. 104”).

(b)	Subadvisory Agreement between Registrant, ASI and Aberdeen Standard Investments (Asia) Limited (formerly, Aberdeen Asset Management Asia Limited) (“ASIAL”) is incorporated by reference to Exhibit EX-99.d.3 of Post-Effective Amendment No. 28 filed on October 4, 2010.

(i)	Form of Amended Exhibit A to the Subadvisory Agreement among Registrant, ASI and ASIAL is incorporated by reference to Exhibit EX-99.d.2.a of Post-Effective Amendment No. 104.

(c) Subadvisory Agreement between Registrant, ASI and Aberdeen Asset Managers Limited (“AAML”) is incorporated by reference to Exhibit EX-99.d.3 of Post-Effective Amendment No. 47 filed on June 15, 2012.

(i)	Form of Amended Exhibit A to the Subadvisory Agreement between Registrant, ASI and AAML is incorporated by reference to Exhibit EX-99.d.3.a of Post-Effective Amendment No. 104.

(d)	Investment Advisory Agreement between Registrant and ASI with respect to the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund (the “2018 Advisory Agreement”) is incorporated by reference to Exhibit EX-99.d.5 of Post-Effective Amendment No. 90 filed on February 28, 2019.

(i)	First Amendment and Amended Exhibit A to the 2018 Advisory Agreement between Registrant and ASI is incorporated by reference to Exhibit EX-99.d.5.a of Post-Effective Amendment No. 90 filed on February 28, 2019.

(ii)	Second Amendment and Amended Exhibit A to the 2018 Advisory Agreement between Registrant and ASI is incorporated by reference to Exhibit EX-99.d.5.b of Post-Effective Amendment No. 98 filed on February 28, 2020.

(iii)	Third Amendment and Amended Exhibit A to the 2018 Advisory Agreement Between Registrant and ASI is filed herewith.

(e)	Subadvisory Agreement between Registrant, ASI and AAML with respect to the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen International Real Estate Equity Fund and Aberdeen Realty Income & Growth Fund (the “2018 Subadvisory Agreement”) is incorporated by reference to Exhibit EX-99.d.6 of Post-Effective Amendment No. 90 filed on February 28, 2019.

(i)	Form of Amendment and Amended Exhibit A to the 2018 Subadvisory Agreement is filed herewith.

7.	(a) Underwriting Agreement between Registrant and Aberdeen Fund Distributors, LLC is incorporated by reference to Exhibit EX-99.e.1 of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)	Amended and Restated Schedule A to the Underwriting Agreement between Registrant and Aberdeen Fund Distributors, LLC is filed herewith.

(b)	Form of Dealer Agreement is incorporated by reference to Exhibit EX-99.e.2 of Post-Effective Amendment No. 90 filed on February 28, 2019.

8.	Not Applicable.

9.	(a) Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.g of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A as filed on July 12, 2010 (Accession Number 0001104659-10-037599) (“Post-Effective Amendment No. 26”).

(i)	Amendment dated March 5, 2014 to the Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.g.1.a of Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A as filed on February 27, 2015 (Accession Number 0001104659-15-015103) (“Post-Effective Amendment No. 63”).

(ii)	Form of Funds Letter and Form of Amended Appendix A to the Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company is filed herewith.

10.	(a) Amended Distribution Plan is filed herewith.

(b) Rule 18f-3 Plan is incorporated by reference to Exhibit EX-99.n of Post-Effective Amendment No. 104 filed on February 26, 2021.

11.	Opinion and Consent of Counsel for Aberdeen International Sustainable Leaders Fund, Aberdeen Global Equity Impact Fund and Aberdeen Global High Income Fund that shares will be legally issued, fully paid and non-assessable is incorporated by reference to Exhibit EX-11 of the Registration Statement filed on Form N-14 on July 23, 2021 (Accession Number 0001104659-21-095467).

12.	(a) Form of Opinion of Dechert LLP with respect to tax matters is incorporated by reference to Exhibit EX-12 of the Registration Statement filed on Form N-14 on July 23, 2021 (Accession Number 0001104659-21-095467).

(b) Opinion of Dechert LLP with respect to tax matters to be filed by post-effective amendment pursuant to an undertaking.

13.	(a) Amended and Restated Fund Administration Agreement between Registrant and ASI dated March 6, 2018 is incorporated by reference to Exhibit EX-99.h.1 of Post-Effective Amendment No. 90 filed on February 28, 2019.

(i)	Amended Exhibit B to the Fund Administration Agreement between Registrant and ASI is filed herewith.

(b) Transfer Agency and Service Agreement between Registrant and DST Asset Manager Solutions, Inc. (formerly, Boston Financial Data Services, Inc.) is incorporated by reference to Exhibit EX-99.h.2 of Post-Effective Amendment No. 39 filed on August 12, 2011.

(i)	Amendment dated September 18, 2014 to the Transfer Agency and Service Agreement between Registrant and DST Asset Manager Solutions, Inc. is incorporated by reference to Exhibit EX-99.h.2.a of Post-Effective Amendment No. 63 filed on February 27, 2015.

(ii)	Amendment dated February 3, 2015 to the Transfer Agency and Service Agreement between Registrant and DST Asset Manager Solutions, Inc. is incorporated by reference to Exhibit EX-99.h.2.b of Post-Effective Amendment No. 63 filed on February 27, 2015.

(iii) Amendment dated December 11, 2015 to the Transfer Agency and Service Agreement between Registrant and DST Asset Manager Solutions, Inc. is incorporated by reference to Exhibit EX-99.h.2.d of Post-Effective Amendment No. 72 filed on February 29, 2016.

(iv)	Amendment dated June 1, 2020 to the Transfer Agency and Service Agreement between Registrant and DST Asset Manager Solutions, Inc. is incorporated by reference to Exhibit EX-99.h.2.d of Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A as filed on September 25, 2020 (Accession Number 0001104659-20-108872) (“Post-Effective Amendment No. 100”).

(v)	Form of Amended Schedule A to the Transfer Agency and Service Agreement between Registrant and DST Asset Manager Solutions, Inc. is filed herewith.

(c)	Sub-Administration Agreement between ASI and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.h.3 of Post-Effective Amendment No. 26 filed on July 12, 2010.

(i)	Funds Letter and Amended Schedule A to the Sub-Administration Agreement between ASI and State Street Bank and Trust Company for the addition of Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund is incorporated by reference to Exhibit EX-99.h.3.a of Post-Effective Amendment No. 90 filed on February 28, 2019.

(ii)	Amendment to Sub-Administration Agreement dated June 29, 2018 is incorporated by reference to Exhibit EX-99.h.3.b of Post-Effective Amendment No. 90 filed on February 28, 2019.

(iii)	Amendment to the Sub-Administration Agreement dated August 24, 2018 is incorporated by reference to Exhibit EX-99.h.3.c of Post-Effective Amendment No. 90 filed on February 28, 2019.

(iv)	Amendment to the Sub-Administration Agreement dated June 1, 2020 is incorporated by reference to Exhibit EX-99.h.3.d of Post-Effective Amendment No. 100 filed on September 25, 2020.

(v)	Form of Funds Letter and Form of Amended Schedule A to the Sub-Administration Agreement between ASI and State Street Bank and Trust Company is filed herewith.

(d)	Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4 of Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A as filed on February 6, 2009 (Accession Number 0001386893-09-000028).

(i)	Tenth Amendment and Amended Exhibit A to the Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4.a of Post-Effective Amendment No. 100 filed on September 25, 2020.

(e)	Form of Servicing Agreement is incorporated by reference to Exhibit EX-99.h.5 of Post-Effective Amendment No. 90 filed on February 28, 2019.

(f)	Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit EX-99.h.6 of Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A as filed on December 29, 2016 (Accession Number 0001104659-16-164234).

(i)	Amended Exhibit A to the Amended and Restated Expense Limitation Agreement is filed herewith.

14.	Consent of independent registered public accounting firm is filed herewith.

15.	Not Applicable.

16.	(a) Power of Attorney with respect to Registrant for P. Gerald Malone, Warren C. Smith, Rahn K. Porter, Stephen Bird, Radhika Ajmera, Neville Miles and Steven N. Rappaport is incorporated by reference to Exhibit EX-16(a) of the Registration Statement filed on Form N-14 on July 23, 2021 (Accession Number 0001104659-21-095467).

(b) Power of Attorney with respect to Registrant for Bev Hendry and Andrea Melia is incorporated by reference to Exhibit EX-16(b) of the Registration Statement filed on Form N-14 on July 23, 2021 (Accession Number 0001104659-21-095467).

(c) Certificate of Secretary is incorporated by reference to Exhibit EX-16(b) of Registrant’s Registration Statement on Form N-14 as filed on May 18, 2021 (Accession Number 0001104659-21-068789).

17.	(a) Form of Proxy Card is filed herewith.

(b) Code of Ethics of Registrant is incorporated by reference to Exhibit EX-99.p.1 of Post-Effective Amendment No. 100 filed on September 25, 2020.

(c) Code of Ethics of ASI, AAML, ASIAL and Aberdeen Fund Distributors, LLC is incorporated by reference to Exhibit EX-99.p.2 of Post-Effective Amendment No. 90 filed on February 28, 2019.

Item 17. Undertakings

1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3. The undersigned Registrant agrees to file by post-effective amendment the opinion of counsel regarding tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 24th day of August, 2021.

Aberdeen Funds
Registrant

By:	/s/ Bev Hendry
Bev Hendry
President of Aberdeen Funds

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Name		Title	Date

	/s/ Bev Hendry	President and Chief Executive Officer	August 24, 2021
Bev Hendry

	/s/ Andrea Melia	Treasurer, Chief Financial Officer And Principal Accounting Officer	August 24, 2021
Andrea Melia

	/s/ P. Gerald Malone(1)	Chairman of the Board	August 24, 2021
P. Gerald Malone

	/s/ Radhika Ajmera(1)	Trustee	August 24, 2021
Radhika Ajmera

	/s/ Warren C. Smith(1)	Trustee	August 24, 2021
Warren C. Smith

	/s/ Neville Miles(1)	Trustee	August 24, 2021
Neville Miles

	/s/ Rahn K. Porter(1)	Trustee	August 24, 2021
Rahn K. Porter

	/s/ Steven N. Rappaport(1)	Trustee	August 24, 2021
Steven N. Rappaport

	/s/ Stephen Bird(1)	Trustee	August 24, 2021
Stephen Bird

By:	/s/ Lucia Sitar
Lucia Sitar
Attorney In Fact

(1)	Pursuant to a power of attorney incorporated herein by reference.

Exhibit List

Exhibit Number	Exhibit

EX-99.1.a.xv	Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen International Sustainable Leaders Fund, Aberdeen Global Equity Impact Fund and Aberdeen Global High Income Fund

EX-99.6.d.iii	Third Amendment and Amended Exhibit A to the 2018 Advisory Agreement between Registrant and ASI

EX-99.6.e.i	Form of Amendment and Amended Exhibit A to the 2018 Subadvisory Agreement

EX-99.7.a.i	Amended and Restated Schedule A to the Underwriting Agreement between Registrant and Aberdeen Fund Distributors, LLC

EX-99.9.a.ii	Form of Funds Letter and Form of Amended Appendix A to the Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company

EX-99.10.a	Amended Distribution Plan

EX-99.13.a.i	Amended Exhibit B to the Fund Administration Agreement between Registrant and ASI

EX-99.13.b.v	Form of Amended Schedule A to the Transfer Agency and Service Agreement between Registrant and DST Asset Manager Solutions, Inc.

EX-99.13.c.v	Form of Funds Letter and Form of Amended Schedule A to the Sub-Administration Agreement between ASI and State Street Bank and Trust Company

EX-99.13.f.i	Amended Exhibit A to the Amended and Restated Expense Limitation Agreement

EX-99.14	Consent of independent registered public accounting firm

EX-99.17.a	Form of Proxy Card